FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 42.9%
Aerospace & Defense 0.1%
Aerojet Rocketdyne Holdings Inc.	United States	14,007	$581,570
[a]Bombardier Inc., B	Canada	917,471	1,338,047

			1,919,617

Air Freight & Logistics 0.4%
Expeditors International of Washington Inc.	United States	1,117	139,223
[a]GXO Logistics Inc.	United States	21,139	1,728,959
United Parcel Service Inc., B	United States	316	61,819
[a]XPO Logistics Inc.	United States	37,522	3,261,037

			5,191,038

Airlines 0.1%
[a,b]Controladora Vuela Cia de Aviacion SAB de CV, ADR	Mexico	6,201	123,214
[a]Japan Airlines Co. Ltd.	Japan	31,191	664,515

			787,729

Automobiles 0.0%†
[a]General Motors Co.	United States	8,800	431,288
[a]Xos Inc., 12/31/25, wts.	United States	382	420

			431,708

Banks 0.0%†
Barclays PLC	United Kingdom	108,406	274,855
Citigroup Inc.	United States	894	64,288
[c]JPMorgan Chase & Co.	United States	411	65,739
Truist Financial Corp.	United States	1,116	63,679

			468,561

Beverages 0.4%
The Coca-Cola Co.	United States	4,092	230,420
Davide Campari-Milano NV	Italy	270,210	3,737,008
[d]Nongfu Spring Co. Ltd., H, 144A	China	1,790	9,473
PepsiCo Inc.	United States	397	62,087
Primo Water Corp.	United States	97,339	1,728,741
Tsingtao Brewery Co. Ltd., H	China	2,000	16,365

			5,784,094

Biotechnology 2.1%
AbbVie Inc.	United States	18,883	2,280,689
[a,e,f]Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	44,549
[a]Allakos Inc.	United States	2,157	192,318
[a]Amicus Therapeutics Inc.	United States	51,566	587,337
[a,b]Apellis Pharmaceuticals Inc.	United States	38,021	2,503,683
[a]Argenx SE, ADR	Netherlands	5,281	1,748,117
[a,b]BioNTech SE, ADR	Germany	6,568	2,162,120
[a]Blueprint Medicines Corp.	United States	8,030	748,958
[a]Burning Rock Biotech Ltd., ADR	China	20,514	382,176
[a]C4 Therapeutics Inc.	United States	6,325	253,822
[a]Caribou Biosciences Inc.	United States	7,303	198,642
[a]CRISPR Therapeutics AG	Switzerland	8,743	1,092,438
[a]CytoDyn Inc.	United States	2,742	3,784
[a]Denali Therapeutics Inc.	United States	4,940	262,808
[a]Fate Therapeutics Inc.	United States	16,262	1,191,191
[a]Genetron Holdings Ltd., ADR	China	26,644	354,099
[a,f]Graphite Bio Inc.	United States	6,744	131,778
[a]I-Mab, ADR	China	3,466	245,809
[a]Immatics NV, 12/31/25, wts.	Germany	10,049	39,593
[a]Intellia Therapeutics Inc.	United States	15,283	2,453,380
[a]Karuna Therapeutics Inc.	United States	1,897	225,553
[a]Kymera Therapeutics Inc.	United States	4,162	258,627

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]Mirati Therapeutics Inc.	United States	3,219	$546,361
[a]Monte Rosa Therapeutics Inc.	United States	6,745	240,729
[a]Natera Inc.	United States	13,824	1,637,176
[a,f]Novavax Inc.	United States	2,742	654,077
[a]Nurix Therapeutics Inc.	United States	7,354	236,725
[a]ORIC Pharmaceuticals Inc.	United States	10,440	230,620
[a]PMV Pharmaceuticals Inc.	United States	7,999	242,770
[a]Praxis Precision Medicines Inc.	United States	4,250	84,447
[a,f]ProQR Therapeutics NV	Netherlands	39,814	265,957
[a]Seagen Inc.	United States	4,869	816,044
[a]SpringWorks Therapeutics Inc.	United States	9,485	712,323
[a,c]Translate Bio Inc.	United States	45,853	1,714,902
[a]Turning Point Therapeutics Inc.	United States	10,563	813,562
[a]Vertex Pharmaceuticals Inc.	United States	9,090	1,820,636
[a,f]Verve Therapeutics Inc.	United States	8,505	595,010
[a,f]Zai Lab Ltd., ADR	China	7,846	1,133,747

			29,106,557

Building Products 0.4%
AO Smith Corp.	United States	8,656	629,464
Carrier Global Corp.	United States	48,534	2,795,559
[a]Johnson Controls International PLC	United States	5,391	403,247
[a]Trane Technologies PLC	United States	6,440	1,278,340

			5,106,610

Capital Markets 0.6%
[d]Amundi SA, 144A	France	26,558	2,513,529
[d]Anima Holding SpA, 144A	Italy	102,616	529,284
Artisan Partners Asset Management Inc., A	United States	1,299	67,496
[c]The Blackstone Group Inc., A	United States	569	71,540
[a,b]Capstar Special Purpose Acquisition Corp., A	United States	10,190	100,779
[a]Capstar Special Purpose Acquisition Corp., A, 7/9/27, wts.	United States	6,891	6,340
[a,f]Coinbase Global Inc., A	United States	6,116	1,584,044
[a,b]E.Merge Technology Acquisition Corp., A	United States	6,534	63,837
[c]The Goldman Sachs Group Inc.	United States	160	66,162
[a]GS Acquisition Holdings Corp. II, A	United States	4,764	47,307
Moody’s Corp.	United States	9,081	3,457,772
[c]Morgan Stanley	United States	632	66,000
[a]SCVX Corp., A	United States	6,585	65,521

			8,639,611

Chemicals 1.0%
Albemarle Corp.	United States	5,405	1,279,580
[a]Ferro Corp.	United States	43,983	914,846
[b]International Flavors & Fragrances Inc.	United States	2,323	351,935
[a,c]Kraton Corp.	United States	29,339	1,235,759
LyondellBasell Industries NV, A	United States	606	60,812
[b]The Sherwin-Williams Co.	United States	31,064	9,433,205
[b]WR Grace & Co.	United States	16,552	1,152,681

			14,428,818

Commercial Services & Supplies 1.5%
[a]468 SPAC I SE, A	Germany	142,088	1,652,537
[a]468 SPAC I SE, A, 4/30/26, wts.	Germany	41,605	29,475
[a]7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	1,785
[a,b]Atlas Crest Investment Corp. II, A	United States	20,011	193,306
[a]Atlas Crest Investment Corp. II, A, 2/23/28, wts.	United States	4,212	3,833
Cintas Corp.	United States	13,412	5,308,067
[a,b]Class Acceleration Corp., A	United States	13,473	130,688

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Commercial Services & Supplies (continued)
[a]Class Acceleration Corp., A, 3/31/28, wts.	United States	4,133	$2,398
[a]CM Life Sciences III Inc.	United States	8,817	89,581
[a,b]CM Life Sciences III Inc., A	United States	13,400	132,392
Covanta Holding Corp.	United States	267,803	5,369,450
[a]Digital Transformation Opportunities Corp.	United States	39,182	383,592
[a,c,f]dMY Technology Group Inc. III, A	United States	12,989	129,760
[a]dMY Technology Group Inc. III, A, 1/31/26, wts.	United States	48,353	101,058
[a]dMY Technology Group Inc. IV	United States	3	30
[a,b]dMY Technology Group Inc. IV, A	United States	38,695	383,467
[a]dMY Technology Group Inc. IV,, A, 12/31/27, wts.	United States	21,893	30,650
[a]Executive Network Partnering Corp., A	United States	19,832	193,164
[a]Executive Network Partnering Corp., A, 9/25/28, wts.	United States	2,901	2,000
[a]Gores Guggenheim Inc., A	United States	3,084	30,316
[a]Gores Guggenheim Inc., A, 3/25/28, wts.	United States	616	1,010
[a]Gores Metropoulos II Inc.	United States	110	1,114
[a,f]Gores Metropoulos II Inc., A	United States	140	1,390
[a]Gores Metropoulos II Inc., A, 1/31/28, wts.	United States	4,212	5,097
[a,b]Gores Technology Partners II Inc.	United States	12,807	127,942
[a]Gores Technology Partners II Inc., A	United States	1,220	11,980
[a,b]Gores Technology Partners Inc.	United States	11,237	112,032
[a]Hedosophia European Growth	United Kingdom	35,835	410,724
[a]Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	10,031
Iron Spark I Inc., A	United States	5,353	52,995
[a]Kins Technology Group Inc., A, 12/31/25, wts.	United States	1,892	1,154
[a]Landcadia Holdings IV Inc.	United States	4,686	46,579
[a]Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	4,249	5,311
[a,b]Novus Capital Corp. II, A	United States	19,008	184,188
[a]Novus Capital Corp. II, A, 2/2/26, wts.	United States	6,336	6,209
[a]One Equity Partners Open Water I Corp., A	United States	2,269	21,998
[a]One Equity Partners Open Water I Corp., A, 1/14/26, wts.	United States	2,933	2,098
[b]Republic Services Inc., A	United States	38,905	4,829,278
[a,b]Star Peak Corp. II, A	United States	29	289
[a]Star Peak Corp. II, A, 12/24/25, wts.	United States	22,046	29,542
[a]Tech And Energy Transition Corp.	United States	8,501	84,202
[a]Tishman Speyer Innovation Corp. II	United States	1,534	15,095
[a]Tishman Speyer Innovation Corp. II, A	United States	509	4,973
[a,b]Twelve Seas Investment Co. II, A	United States	15,317	148,269
[a]Twelve Seas Investment Co. II, A, 3/2/28, wts.	United States	5,105	3,736

			20,284,785

Communications Equipment 0.1%
Accton Technology Corp.	Taiwan	166,667	1,688,563
Cisco Systems Inc.	United States	1,108	65,394
Motorola Solutions Inc.	United States	177	43,227

			1,797,184

Construction & Engineering 0.6%
[a]AECOM	United States	24,328	1,594,944
[a]Mastec Inc.	United States	31,458	2,876,520
Quanta Services Inc.	United States	37,533	3,832,119

			8,303,583

Construction Materials 0.4%
[a]Cemex SAB de CV, ADR	Mexico	213,433	1,750,151
LafargeHolcim Ltd., B	Switzerland	69,827	3,978,851

			5,729,002

Consumer Finance 0.0%†
[a,f]Katapult Holdings Inc.	United States	4,979	24,123

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Consumer Finance (continued)
OneMain Holdings Inc., A	United States	1,061	$61,358

			85,481

Containers & Packaging 0.8%
Ball Corp.	United States	115,464	11,079,925

Distributors 0.3%
Pool Corp.	United States	7,289	3,602,953

Diversified Consumer Services 0.0%†
[a]Mister Car Wash Inc.	United States	21,307	408,881

Diversified Financial Services 1.4%
[a]2MX Organic SA, 11/16/25, wts.	France	3,920	1,067
[a]Adit EdTech Acquisition Corp., 12/31/27, wts.	United States	1,411	818
[a]AEA-Bridges Impact Corp., 9/19/25, wts.	Cayman Islands	1,407	957
[a]AEA-Bridges Impact Corp., A	Cayman Islands	28,592	279,058
[a]Aequi Acquisition Corp.	United States	1,470	14,516
[a]Aequi Acquisition Corp., A	United States	11,885	115,403
[a]African Gold Acquisition Corp., A	United States	6,518	63,094
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,888	2,346
[a]Agile Growth Corp.	United States	3,910	38,787
[a]Alkuri Global Acquisition Corp., A	United States	4,150	41,168
[a]Alkuri Global Acquisition Corp., A, 1/1/28, wts.	United States	159	227
[a,b]Altitude Acquisition Corp., A	United States	10,922	106,926
[a]Altitude Acquisition Corp., A, 11/30/27, wts.	United States	24,529	14,963
[a]Angel Pond Holdings Corp.	United States	7,260	71,148
[a]Apollo Strategic Growth Capital, A	United States	8,654	84,203
[a]Apollo Strategic Growth Capital II	United States	8,845	87,345
[a]Ares Acquisition Corp., 12/30/21, wts.	United States	1,934	1,856
[a]Ares Acquisition Corp., A	United States	13,000	126,230
[a]Athena Technology Acquisition Corp., A, 3/31/28, wts.	United States	4,041	5,496
[a]Athlon Acquisition Corp., A, 1/18/23, wts.	United States	4,234	2,920
[a,b]Atlantic Avenue Acquisition Corp., A	United States	8,680	84,890
[a]Atlantic Avenue Acquisition Corp., A, 10/6/27, wts.	United States	4,340	2,951
[a,b]Atlantic Coastal Acquisition Corp., A	United States	16,329	158,065
[a]Atlantic Coastal Acquisition Corp., A, 4/26/26, wts.	United States	5,443	5,824
[a]Austerlitz Acquisition Corp. I, 2/19/26, wts.	United States	25,483	32,109
[a]Austerlitz Acquisition Corp. I, 12/31/27, wts.	United States	3,158	3,067
[a,f]Austerlitz Acquisition Corp. I, A	United States	27,264	270,186
[a]Austerlitz Acquisition Corp. II, A	United States	33,691	326,129
[a]Authentic Equity Acquisition Corp. I, 1/20/28, wts.	Cayman Islands	9,239	6,837
[a]Biotech Acquisition Co., 11/30/27, wts.	United States	4,353	2,677
[a]Blue Whale Acquisition Corp. I	United Arab Emirates	12,847	138,105
[a,b,f]BowX Acquisition Corp., A	United States	6,381	63,363
[a]BowX Acquisition Corp., A, 8/7/27, wts.	United States	25,497	38,755
[a]Bridgetown Holdings Ltd., A	Hong Kong	3,261	31,990
[a,b]Broadscale Acquisition Corp., A	United States	6,216	60,109
[a]Broadscale Acquisition Corp., A, 2/2/26, wts.	United States	1,554	1,166
[a]Broadstone Acquisition Corp., 9/15/28, wts.	United States	25,789	23,927
[a]Burgundy Technology Acquisition Corp.	United States	8,583	84,886
[a,b]Carney Technology Acquisition Corp. II, A	United States	12,636	122,822
[a]Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	4,113
[a]CBRE Acquisition Holdings Inc.	United States	4	41
[a]CC Neuberger Principal Holdings II	United States	12,116	118,616
[a]CC Neuberger Principal Holdings II, 7/29/25, wts.	United States	673	680
[a]CC Neuberger Principal Holdings III	United States	558	5,524
[a]Centricus Acquisition Corp., A, 2/8/28, wts.	United States	4,892	4,794

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]CF Acquisition Corp. V, A	United States	6,004	$58,839
[a]CF Acquisition Corp. V, A, 1/25/26, wts.	United States	24,745	25,240
[a,b]Churchill Capital Corp. V, A	United States	6,430	62,628
[a]Churchill Capital Corp. VI	United States	1,080	10,800
[a,b]Churchill Capital Corp. VII	United States	9,560	94,118
[a]Clarim Acquisition Corp., A	United States	50,724	492,023
[a]Clarim Acquisition Corp., A, 2/3/28, wts.	United States	16,908	9,975
[a]Climate Real Impact Solutions II Acquisition Corp., A	United States	563	5,444
[a]Climate Real Impact Solutions II Acquisition Corp., A, 12/31/27, wts.	United States	112	104
[a,b]Colicity Inc.	United States	37,960	372,008
[a]Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	9,555	8,217
[a]Concord Acquisition Corp., A, 11/28/25, wts.	United States	150	269
[a]Corner Growth Acquisition Corp.	United States	17,211	172,971
[a]Corner Growth Acquisition Corp., 1/2/28, wts.	United States	7,606	6,240
[a]Corner Growth Acquisition Corp., A	United States	22,818	221,335
[a]Corsair Partnering Corp.	United States	3,898	38,902
[a,b]Crucible Acquisition Corp.	United States	4,437	44,281
[a]Crystal Peak Acquisition	Netherlands	6,767	64,422
[a]Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	2,725	1,117
[a,b]Decarbonization Plus Acquisition Corp. II, A	United States	7,711	76,030
[a]Decarbonization Plus Acquisition Corp. II, A, 1/19/26, wts.	United States	1,009	1,140
[a]Decarbonization Plus Acquisition Corp. III	United States	2	21
[a,b]Decarbonization Plus Acquisition Corp. III, A	United States	1,794	17,796
[a]Decarbonization Plus Acquisition Corp. III, A, 2/12/23, wts.	United States	26,925	37,964
[a]DHC Acquisition Corp., 12/31/27, wts.	United States	2,088	1,420
[a]DHC Acquisition Corp., A	United States	6,265	60,395
[a]Disruptive Acquisition Corp. I	United States	6,844	67,824
[a]Dragoneer Growth Opportunities Corp. II, A	United States	1,335	13,217
[a]Dragoneer Growth Opportunities Corp. III, A	United States	20,225	198,003
[a,b]ECP Environmental Growth Opportunities Corp.	United States	10,712	107,227
[a]ECP Environmental Growth Opportunities Corp., A, 2/11/28, wts.	United States	462	402
[a]Elliott Opportunity II Corp.	United States	4,526	45,034
[a]Energy Transition Partners BV	Netherlands	3,372	38,804
[a]Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	410
[a]ESM Acquisition Corp.	United States	8,367	82,708
[a]European Biotech Acquisition Corp.	Netherlands	1,230	12,202
[a]Far Peak Acquisition Corp.	United States	26,072	258,634
[a]Far Peak Acquisition Corp., 12/7/25, wts.	United States	5,206	9,058
[a,b]Fast Acquisition Corp. II	United States	14,427	143,044
[a]Figure Acquisition Corp. I, A	United States	1,393	13,665
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	1,176	1,188
[a,b]Fintech Acquisition Corp. VI	United States	39,608	394,100
[a]Fintech Evolution Acquisition Group	United States	17,597	173,506
[a,f]First Reserve Sustainable Growth Corp., A	United States	32,362	317,471
[a]First Reserve Sustainable Growth Corp., A, 4/26/26, wts.	United States	8,090	5,096
[a]Foresight Acquisition Corp., A, 1/31/27, wts.	United States	1,814	1,995
[a]Fortress Capital Acquisition Corp., 1/4/28, wts.	United States	1,961	1,745
[a]Fortress Capital Acquisition Corp., A	United States	9,805	95,109
[a,b]Fortress Value Acquisition Corp. III, A	United States	10,335	100,353
[a,b]Fortress Value Acquisition Corp. IV	United States	8,256	81,074
[a]Forum Merger IV Corp.	United States	2,892	28,833
[a]Freedom Acquisition I Corp., A	United States	1,955	19,003
[a,b]FS Development Corp. II, A	United States	2,114	20,907
[a]FTAC Athena Acquisition Corp., A	United States	28,460	280,616
[a]FTAC Athena Acquisition Corp., A, 3/1/26, wts.	United States	7,115	7,613

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]FTAC Hera Acquisition Corp., 2/28/26, wts.	United States	8,945	$8,945
[a]FTAC Hera Acquisition Corp., A	United States	41,936	408,456
[a,b]FTAC Parnassus Acquisition Corp., A	United States	49,016	474,965
[a]FTAC Parnassus Acquisition Corp., A, 3/10/26, wts.	United States	12,254	12,010
[a,b]Fusion Acquisition Corp. II	United States	12,633	124,309
[a]Fusion Acquisition Corp. II, A	United States	3,259	31,449
[a]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	1,086	749
[a]G Squared Ascend I Inc.	United States	5,572	55,163
[a]G Squared Ascend I Inc., A, 12/31/27, wts.	United States	2,639	2,428
[a]Galileo Acquisition Corp., 10/31/26, wts.	United States	18,558	19,486
[a]Glenfarne Merger Corp.	United States	1,231	12,076
[a]Global Partner Acquisition Corp II, 12/31/27, wts.	United States	2,950	2,949
[a]Global Partner Acquisition Corp. II, A	United States	17,700	172,575
[a]Gores Holdings VII Inc.	United States	38,284	381,309
[a,b]Gores Holdings VIII Inc.	United States	8,934	88,536
[a]Group Nine Acquisition Corp., A	United States	22,173	213,304
[a]Group Nine Acquisition Corp., A, 1/14/26, wts.	United States	7,391	5,395
[a,b]Healthcare Services Acquisition Corp., A	United States	3,074	29,818
[a]Healthcare Services Acquisition Corp., A, 1/4/28, wts.	United States	4,019	2,452
[a]HealthCor Catalio Acquisition Corp., A	United States	4,875	48,311
[a]Horizon Acquisition Corp., A	United States	6,416	63,711
[a]Horizon Acquisition Corp., A, 8/19/25, wts.	United States	5,608	8,132
[a]Investindustrial Acquisition Corp., 10/30/27, wts.	United States	2,150	2,623
[a]ION Acquisition Corp II Ltd., 2/17/28, wts.	Israel	69	74
[a]ION Acquisition Corp. 2 Ltd, A	Israel	555	5,467
[a]ION Acquisition Corp. 3 Ltd, A	Israel	2,698	26,090
[a]Ivanhoe Capital Acquisition Corp., A, 12/31/27, wts.	United States	5,954	6,073
[a]Jack Creek Investment Corp., 10/1/25, wts.	United States	5,880	3,881
[a]Jaws Mustang Acquisition Corp.	United States	6,135	61,166
[a]Jaws Mustang Acquisition Corp., 1/30/27, wts.	United States	1,965	1,965
[a]Jaws Mustang Acquisition Corp., A	United States	7,860	76,399
[a]Jaws Spitfire Acquisition Corp., 12/1/25, wts.	United States	34,666	36,746
[a]Joff Fintech Acquisition Corp., A	United States	5,277	51,081
[a]Joff Fintech Acquisition Corp., A, 2/4/28, wts.	United States	1,759	1,187
[a]Kairos Acquisition Corp., 12/31/27, wts.	Cayman Islands	4,433	2,780
[a,b,f]Kensington Capital Acquisition Corp. II, A	United States	13,309	132,025
[a]Kensington Capital Acquisition Corp. II, A, 12/31/28, wts.	United States	10,297	9,061
[a,b]Khosla Ventures Acquisition Co., A	United States	34,826	343,732
[a,b]Khosla Ventures Acquisition Co. III, A	United States	17,594	171,014
[a,b]KKR Acquisition Holdings I Corp.	United States	10,052	99,615
[a]L Catterton Asia Acquisition Corp.	Singapore	2,279	22,482
[a]Lakestar SPAC I SE	Luxembourg	1,899	21,952
[a]Lakestar SPAC I SE, 12/31/25, wts.	Luxembourg	716	651
[a]Lazard Growth Acquisition Corp. I	United States	4,240	41,679
[a]LDH Growth Corp. I	United States	615	6,076
[a]Lead Edge Growth Opportunities Ltd.	United States	4,701	46,634
[a]Leo Holdings III Corp., 3/2/28, wts.	United States	260	188
[a]Leo Holdings III Corp., A	United States	1,303	12,861
[a]Lerer Hippeau Acquisition Corp., A	United States	20,644	199,937
[a,b]Live Oak Acquisition Corp. II, A	United States	10,381	103,499
[a]Live Oak Acquisition Corp. II, A, 12/7/27, wts.	United States	4,626	6,106
[a]Live Oak Mobility Acquisition Corp., A	United States	3,947	38,484
[a,b]Longview Acquisition Corp. II, A	United States	14,811	146,185
[a]Longview Acquisition Corp. II, A, 5/10/26, wts.	United States	9,978	12,373
[a]Marlin Technology Corp., 3/5/26, wts.	United States	3,305	2,644
[a]Marlin Technology Corp., A	United States	9,915	96,374

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Marquee Raine Acquisition Corp., A, 12/1/25, wts.	Cayman Islands	7,939	$5,559
[a]MDH Acquisition Corp., A	United States	4,587	44,998
[a]MDH Acquisition Corp., A, 2/2/28, wts.	United States	2,293	1,261
[a]Motive Capital Corp., 12/9/25, wts.	United States	3,179	2,384
[a]Motive Capital Corp., A	United States	17,457	169,857
[a]The Music Acquisition Corp., A	United States	5,363	51,860
[a]The Music Acquisition Corp., A, 2/5/28, wts.	United States	2,681	1,904
[a]NextGen Acquisition Corp. II, A, 3/31/27, wts.	United States	3,287	4,635
[a]Nightdragon Acquisition Corp.	United States	21,996	216,881
[a]Nightdragon Acquisition Corp., A	United States	1,253	12,192
[a]North Atlantic Acquisition Corp., 10/20/25, wts.	United States	2,165	1,624
[a]North Atlantic Acquisition Corp., A	United States	6,495	63,131
[a]Northern Genesis Acquisition Corp. II, 12/31/27, wts.	United States	1,040	952
[a]Oaktree Acquisition Corp. II, 9/15/27, wts.	United States	4,143	3,791
[a]Oaktree Acquisition Corp. II, A	United States	17,512	171,968
[a]Obotech Acquisition SE, A	Luxembourg	4,205	47,863
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	1,323
[a]Orion Biotech Opportunities Corp.	United States	16,960	168,582
[a]Pathfinder Acquisition Corp.	United States	35,815	355,643
[a]Pathfinder Acquisition Corp., A	United States	3,257	32,081
[a]Pegasus Acquisition Co. Europe BV	Netherlands	118,076	1,383,028
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	1,736	19,965
[a]Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	579	485
[a]Peridot Acquisition Corp. II	United States	2,506	24,559
[a,b]Periphas Capital Partnering Corp., A	United States	10,736	259,274
[a]Periphas Capital Partnering Corp., A, 12/10/28, wts.	United States	50	75
[a]Pershing Square Tontine Holdings Ltd., A	United States	3,103	61,222
[a]Pioneer Merger Corp., A	United States	2,043	20,205
[a]Pioneer Merger Corp., A, 12/31/27, wts.	United States	3,494	3,459
[a]PMV Consumer Acquisition Corp., A, 8/31/27, wts.	United States	2,466	1,553
[a]Poema Global Holdings Corp., 1/8/26, wts.	United States	4,433	3,245
[a]Poema Global Holdings Corp., A	United States	8,866	85,646
[a]Pontem Corp., 1/5/26, wts.	United States	5,482	4,106
[a]Pontem Corp., A	United States	16,446	159,526
[a]Population Health Investment Co. Inc., A	United States	1,144	11,177
[a,b]Post Holdings Partnering Corp., A	United States	12,717	122,719
[a]Post Holdings Partnering Corp., A, 4/12/26, wts.	United States	2,729	3,138
[a]Power & Digital Infrastructure Acquisition Corp., A	United States	5,532	56,150
[a]Power & Digital Infrastructure Acquisition Corp., A, 2/12/28, wts.	United States	1,383	2,807
[a]Powered Brands, A	United States	3,648	35,568
[a]Primavera Capital Acquisition Corp., 1/19/26, wts.	Hong Kong	1,524	930
[a]Primavera Capital Acquisition Corp., A	Hong Kong	3,048	29,413
[a]PWP Forward Acquisition Corp. I	United States	6,157	60,585
[a]PWP Forward Acquisition Corp. I, A, 3/9/26, wts.	United States	2,959	2,574
[a]RedBall Acquisition Corp.	United States	8,172	79,922
[a]Reinvent Technology Partners, 12/31/28, wts.	United States	24,735	30,919
[a,f]Reinvent Technology Partners, A	United States	17,710	174,444
[a]Rice Acquisition Corp. II	United States	13,176	134,132
[a]RMG Acquisition Corp. III	United States	2,786	27,442
[a]RMG Acquisition Corp. III, 12/31/27, wts.	United States	4,311	3,880
[a]RMG Acquisition Corp. III, A	United States	21,555	208,006
[a]Rosecliff Acquisition Corp. I	United States	59,628	590,317
[a,b]RXR Acquisition Corp.	United States	9,640	95,436
[a]Sarissa Capital Acquisition Corp., A	United States	13,243	129,384
[a,b]Science Strategic Acquisition Corp. Alpha	United States	5,442	53,876
[a]ScION Tech Growth I, 11/1/25, wts.	United Kingdom	1,102	818

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]ScION Tech Growth I, A	United Kingdom	3,306	$32,167
[a]ScION Tech Growth II	United Kingdom	2,073	20,523
[a]SCP & Co. Healthcare Acquisition Co., A, 1/31/28, wts.	United States	5,434	3,506
[a]Silver Crest Acquisition Corp., 12/15/25, wts.	United States	1,465	776
[a]Silver Crest Acquisition Corp., A	United States	2,931	28,753
[a]Slam Corp.	United States	5,816	57,171
[a]Slam Corp., A, 12/31/27, wts.	United States	6,474	4,589
[a,f]Soaring Eagle Acquisition Corp., A	United States	19,990	199,300
[a]Social Capital Hedosophia Holdings Corp., A	United States	14,167	140,537
[a,f]Social Capital Hedosophia Holdings Corp. VI, A	United States	45,111	444,343
[a]Social Leverage Acquisition Corp. I	United States	13,866	136,441
[a,b]Social Leverage Acquisition Corp. I, A	United States	3,470	33,520
[a]Spartacus Acquisition Corp., A, 10/31/27, wts.	United States	17,254	27,261
[a,b]Spartan Acquisition Corp. III, A	United States	32,665	323,384
[a]Spartan Acquisition Corp. III, A, 3/4/28, wts.	United States	4,089	4,171
[a]StoneBridge Acquisition Corp.	United States	3,244	32,213
[a]Supernova Partners Acquisition Co. II Ltd., 12/31/27, wts.	United States	2,026	1,783
[a]Supernova Partners Acquisition Co. II Ltd., A	United States	8,105	78,497
[a]Supernova Partners Acquisition Co. III Ltd.	United States	8,623	84,721
[a]Supernova Partners Acquisition Co. Inc., A, 10/16/25, wts.	United States	10,253	11,791
[a]Sustainable Development Acquisition I Corp.	United States	8,363	83,546
[a]SVF Investment Corp., A	United States	16,643	161,770
[a]SVF Investment Corp. 2, A	United States	10,063	98,115
[a]SVF Investment Corp. 3, A	United States	10,062	98,004
[a]Tailwind Acquisition Corp., A, 9/7/27, wts.	United States	11,194	5,821
[a]TB SA Acquisition Corp.	Cayman Islands	22,005	217,850
[a]TCV Acquisition Corp., A	United States	1,698	16,522
[a]TCW Special Purpose Acquisition Corp., A	United States	6,265	60,896
[a]TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	2,088	1,564
[a]Tekkorp Digital Acquisition Corp., 9/29/27, wts.	United States	1,328	1,248
[a]Thimble Point Acquisition Corp., A, 2/4/26, wts.	United States	18,602	14,510
[a]TLG Acquisition One Corp., A	United States	9,876	97,476
[a]TLG Acquisition One Corp., A, 1/25/28, wts.	United States	3,292	2,140
[a]TPG Pace Beneficial II Corp., A	United States	17,023	165,549
[a]TPG Pace Solutions Corp.	United States	8,045	80,048
[a]Trebia Acquisition Corp., A, 12/31/25, wts.	Cayman Islands	17,611	22,630
[a]Twin Ridge Capital Acquisition Corp., 3/7/28, wts.	United States	2,503	1,665
[a]Twin Ridge Capital Acquisition Corp., A	United States	7,511	72,932
[a]two, A	United States	9,851	95,850
[a]Valor Latitude Acquisition Corp.	United States	16,723	165,306
[a]Vector Acquisition Corp. II, A	United States	8,707	85,067
[a]Velocity Acquisition Corp., A	United States	6,445	63,225
[a]Virgin Group Acquisition Corp. II	United States	10,835	106,941
[a]Virtuoso Acquisition Corp., A, 1/31/28, wts.	United States	34,309	37,740
[a]Viveon Health Acquisition Corp.	United States	22,809	4,562
[a]Viveon Health Acquisition Corp., 12/31/27, wts.	United States	22,809	5,510
[a]VPC Impact Acquisition Holdings II Inc., 3/5/26, wts.	United States	1,300	1,378
[a]VPC Impact Acquisition Holdings II Inc., A	United States	6,544	64,393
[a,b]VPC Impact Acquisition Holdings III Inc., A	United States	10,252	101,393
[a]VPC Impact Acquisition Holdings III Inc., A, 12/31/27, wts.	United States	4,604	7,136
[a]Waldencast Acquisition Corp.	United States	279	2,854
[a]Zimmer Energy Transition Acquisition Corp.	United States	7,144	72,083

			19,927,971

Diversified Telecommunication Services 0.3%
[a]BT Group PLC, A	United Kingdom	34,679	81,066
[a]ORBCOMM Inc.	United States	296,002	3,401,063

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services (continued)
Verizon Communications Inc.	United States	1,077	$59,235

			3,541,364

Electric Utilities 1.1%
Duke Energy Corp.	United States	2,117	221,565
Edison International	United States	30,076	1,739,596
[a]Energy Harbor Corp.	United States	43,817	1,621,229
Exelon Corp.	United States	124,440	6,100,049
[b]FirstEnergy Corp.	United States	32,457	1,261,604
[a]PG&E Corp.	United States	439,972	4,034,543
[a]ReNew Energy Global PLC, 12/27/25, wts.	United Kingdom	1,928	2,506
The Southern Co.	United States	947	62,246

			15,043,338

Electrical Equipment 0.4%
[a]Array Technologies Inc.	United States	104,770	1,997,964
[a]Chargepoint Holdings Inc.	United States	36,705	776,311
[a]Generac Holdings Inc.	United States	5,197	2,270,985
Graftech International Ltd.	United States	42,284	468,084

			5,513,344

Electronic Equipment, Instruments & Components 0.3%
[a]Coherent Inc.	United States	3,675	928,562
Hollysys Automation Technologies Ltd.	China	123,933	2,435,284
[a,f]II-VI Inc.	United States	15,992	1,007,176

			4,371,022

Entertainment 0.1%
Activision Blizzard Inc.	United States	747	61,530
[a]Bilibili Inc., Z	China	126	10,038
[a]Playstudios Inc., A, 6/17/26, wts.	United States	245	204
[a]SciPlay Corp., A	United States	52,963	990,938

			1,062,710

Equity Real Estate Investment Trusts (REITs) 0.1%
[c]American Tower Corp.	United States	219	63,985
Gaming and Leisure Properties Inc.	United States	707	34,855
[c,f]Iron Mountain Inc.	United States	1,368	65,322
OMEGA Healthcare Investors Inc.	United States	1,907	63,942
Public Storage	United States	126	40,775
[b]Qts Realty Trust Inc., A	United States	5,889	459,224
VICI Properties Inc.	United States	17,645	545,407

			1,273,510

Food & Staples Retailing 0.4%
[b]Costco Wholesale Corp.	United States	13,056	5,946,878
Walmart Inc.	United States	1,192	176,535

			6,123,413

Food Products 0.5%
Nestle SA	Switzerland	36,068	4,554,986
[a]Pilgrim’s Pride Corp.	United States	62,256	1,733,207
Tyson Foods Inc., A	United States	795	62,424

			6,350,617

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	Hong Kong	541,396	870,435

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	United States	501	63,311
[a]Align Technology Inc.	United States	2,729	1,934,861
[a,f]Axonics Inc.	United States	6,496	487,070

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies (continued)
[b]The Cooper Cos. Inc.	United States	1,811	$816,236
Danaher Corp., W	United States	26,903	8,720,877
[a,b]DexCom Inc.	United States	5,311	2,811,750
Hill-Rom Holdings Inc.	United States	3,137	456,684
[a]Hologic Inc.	United States	12,469	986,921
[a]Inari Medical Inc.	United States	1,937	158,563
[a]Intuitive Surgical Inc.	United States	1,575	1,659,357
[a]LivaNova PLC	United States	6,307	521,526
[a]Nevro Corp.	United States	3,767	459,574
[a]NuVasive Inc.	United States	8,385	521,044
[a,f]Outset Medical Inc.	United States	7,691	379,089
[a]Shockwave Medical Inc.	United States	6,117	1,310,323
[a]Sight Sciences Inc.	United States	872	24,756
[a,f]SmileDirectClub Inc., A	United States	8,115	44,632
[a]Tandem Diabetes Care Inc.	United States	6,070	680,872
[a]Treace Medical Concepts Inc.	United States	2,347	59,262
Zimmer Biomet Holdings Inc.	United States	4,818	724,868

			22,821,576

Health Care Providers & Services 1.3%
[a]Accolade Inc.	United States	6,507	308,302
[a,f]Agilon Health Inc.	United States	9,169	320,915
Anthem Inc.	United States	27	10,128
[b]CVS Health Corp.	United States	32,003	2,764,739
[a,b]Guardant Health Inc.	United States	9,043	1,150,902
Humana Inc.	United States	10,122	4,103,661
[a]Innovage Holding Corp.	United States	10,554	158,627
[a]New Frontier Health Corp.	Hong Kong	160,873	1,808,212
Quest Diagnostics Inc.	United States	414	63,272
[a,f]Talkspace Inc.	United States	30,219	158,650
UnitedHealth Group Inc.	United States	16,417	6,833,905

			17,681,313

Health Care Technology 0.3%
[a]Inovalon Holdings Inc., A	United States	68,797	2,810,358
[a]Phreesia Inc.	United States	12,944	926,143
[a]Teladoc Health Inc.	United States	5,569	804,275

			4,540,776

Hotels, Restaurants & Leisure 1.2%
[a]Airbnb Inc., A	United States	8,869	1,374,606
[a,f]Carnival Corp.	United States	1,409	34,013
[a]Carnival PLC	United States	23,908	518,042
[a]Chipotle Mexican Grill Inc., A	United States	1,848	3,517,354
[a]Crown Resorts Ltd.	Australia	163,211	1,107,016
Domino’s Pizza Inc.	United States	5,612	2,900,787
[a]Great Canadian Gaming Corp.	Canada	166,910	5,827,595
McDonald’s Corp.	United States	1,090	258,831
[a,f]Norwegian Cruise Line Holdings Ltd.	United States	1,314	33,954
[a]Royal Caribbean Cruises Ltd.	United States	896	74,126
Starbucks Corp.	United States	1,624	190,804
[a]Trip.Com Group Ltd.	China	324	9,686
[a]Wynn Resorts Ltd.	United States	604	61,421
Yum China Holdings Inc.	China	155	9,542

			15,917,777

Household Products 0.0%†
[c]The Procter & Gamble Co.	United States	1,827	260,147

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Independent Power & Renewable Electricity Producers 1.1%
The AES Corp.	United States	290,602	$6,936,670
[c]Clearway Energy Inc., C	United States	49,002	1,538,173
NextEra Energy Partners LP	United States	37,944	3,032,864
[a]Sunnova Energy International Inc.	United States	76,684	2,775,961
Vistra Corp.	United States	48,251	921,111

			15,204,779

Industrial Conglomerates 0.1%
Smiths Group PLC	United Kingdom	17,888	355,024
Toshiba Corp.	Japan	9,747	422,774

			777,798

Insurance 1.0%
American National Group Inc.	United States	2,414	464,695
[a]Athene Holding Ltd., A	United States	79,395	5,317,083
Fidelity National Financial Inc.	United States	1,367	66,751
[a]Trupanion Inc.	United States	15,562	1,425,168
[a,c]Willis Towers Watson PLC	United States	31,328	6,914,716

			14,188,413

Interactive Media & Services 1.9%
[a,b]Alphabet Inc., A	United States	2,354	6,812,358
[a,b]Alphabet Inc., C	United States	833	2,423,397
[a]CarGurus Inc., A	United States	3,300	100,254
[a,b]Facebook Inc., A	United States	15,962	6,055,663
[a,d]Kuaishou Technology, B, 144A	China	1,000	10,911
[a]Match Group Inc.	United States	27,927	3,838,287
[a,b]Snap Inc., A	United States	42,574	3,240,307
Tencent Holdings Ltd.	China	56,572	3,494,046

			25,975,223

Internet & Direct Marketing Retail 1.2%
[a,b]Alibaba Group Holding Ltd., ADR	China	22,706	3,728,143
[a]Amazon.com Inc.	United States	1,482	5,143,711
[a]Booking Holdings Inc.	United States	50	114,984
[a,f]Coupang Inc., A	South Korea	29,896	895,684
[a,d]Deliveroo PLC, A, 144A	United Kingdom	144,586	693,426
[b]eBay Inc.	United States	38,325	2,941,060
[a]JD.Com Inc., A	China	259	10,179
[a,d]Meituan, B, 144A	China	400	12,790
[a]MercadoLibre Inc.	Argentina	107	199,817
[a]Pinduoduo Inc., ADR	China	115	11,502
[a,c]Stamps.Com Inc.	United States	10,669	3,509,034

			17,260,330

Internet Software & Services 0.4%
[a]Cornerstone OnDemand Inc.	United States	78,568	4,501,946
[a]Zillow Group Inc., A	United States	7,634	729,811

			5,231,757

IT Services 2.6%
[c]Accenture PLC, A	United States	194	65,293
[a]Afterpay Ltd.	Australia	6,334	616,105
Genpact Ltd.	United States	47,360	2,457,037
[b]Global Payments Inc.	United States	25,853	4,204,732
International Business Machines Corp.	United States	2,072	290,784
[b]MasterCard Inc., A	United States	14,591	5,051,842
[a]MongoDB Inc., A	United States	5,173	2,026,937
[a]Nuvei Corp.	Canada	30,748	3,904,996
[a,b]Paya Holdings Inc.	United States	6,432	62,069

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a,b]PayPal Holdings Inc.	United States	34,218	$9,877,367
[a,f]Repay Holdings Corp., A	United States	28,966	666,508
[a]Shopify Inc., A	Canada	1,326	2,021,858
[a]StoneCo. Ltd.	Brazil	37,357	1,738,595
[a]Twilio Inc., A	United States	4,762	1,699,844
[a]VeriSign Inc.	United States	3,108	672,136
[f]Visa Inc., A	United States	731	167,472

			35,523,575

Leisure Products 0.0%†
[a,b,c]Callaway Golf Co.	United States	722	20,259

Life Sciences Tools & Services 1.9%
[a]10x Genomics Inc., A	United States	2,345	412,532
[a]Akoya Biosciences Inc.	United States	5,431	86,733
[a]Avantor Inc.	United States	26,701	1,053,087
[a,b]BIO-RAD Laboratories Inc., A	United States	451	362,974
Eurofins Scientific SE	Luxembourg	23,368	3,315,707
Gerresheimer AG	Germany	9,835	1,044,745
[a]Illumina Inc.	United States	2,404	1,099,013
[a]IQVIA Holdings Inc.	United States	5,730	1,488,253
Lonza Group AG	Switzerland	484	409,332
[a,b]Mettler-Toledo International Inc.	United States	4,846	7,525,014
[a,f]Olink Holding AB, ADR	Sweden	3,494	111,843
[a,d]Polypeptide Group AG, 144A	United States	2,088	302,531
[a]QIAGEN NV	United States	8,719	486,695
[a]Rapid Micro Biosystems Inc., A	United States	2,803	52,977
[a]Repligen Corp.	United States	2,054	581,241
Sartorius Stedim Biotech	France	3,487	2,115,103
Thermo Fisher Scientific Inc.	United States	10,097	5,603,330
[a,d]Wuxi Biologics Cayman Inc., 144A	China	21,353	330,586

			26,381,696

Machinery 0.5%
[a]Berkshire Grey Inc., 7/21/26, wts.	United States	24,376	30,226
Caterpillar Inc.	United States	296	62,418
Cummins Inc.	United States	261	61,591
[c]Deere & Co.	United States	6,560	2,479,877
[a]Markforged Holding Corp., 8/17/25, wts.	United States	9,448	14,833
[a,f]Nikola Corp.	United States	5,563	58,022
Stanley Black & Decker Inc.	United States	6,973	1,347,672
[b]The Toro Co.	United States	17,131	1,883,382
[a]Welbilt Inc.	United States	48,096	1,125,446

			7,063,467

Media 0.4%
[a,b]Altice USA Inc., A	United States	9,027	247,701
[a,f]Cardlytics Inc.	United States	11,018	1,000,214
[c]Comcast Corp., A	United States	1,147	69,600
[c]Fox Corp.	United States	1,639	61,364
The Interpublic Group of Cos. Inc.	United States	1,727	64,296
[a]ITV PLC	United Kingdom	293,248	467,375
Nexstar Media Group Inc., A	United States	214	32,047
Shaw Communications Inc., B	Canada	96,920	2,852,328
Stroeer SE & Co. KGaA	Germany	1,613	132,839

			4,927,764

Metals & Mining 0.0%†
Arcelormittal SA	Luxembourg	15,543	521,311

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining (continued)
Newmont Corp.	United States	1,110	$64,369

			585,680

Multiline Retail 0.3%
[b]Kohl’s Corp.	United States	21,566	1,237,888
[c]Target Corp.	United States	11,946	2,950,423

			4,188,311

Multi-Utilities 0.0%†
NiSource Inc.	United States	7,973	196,534

Oil, Gas & Consumable Fuels 0.1%
[a]Battalion Oil Corp.	United States	3,790	40,250
[a]California Resources Corp.	United States	9,392	321,488
Chevron Corp.	United States	676	65,417
[c]ConocoPhillips	United States	726	40,315
Energy Transfer Equity LP	United States	4,536	42,185
EOG Resources Inc.	United States	996	67,250
[a]Lonestar Resources US Inc.	United States	3,072	31,288
[a]Whiting Petroleum Corp.	United States	2,732	128,267

			736,460

Paper & Forest Products 0.0%†
[a,e]Topco Associates LLC	United Kingdom	144,632	—

Personal Products 0.2%
The Estee Lauder Cos. Inc., A	United States	406	138,239
[a]Unilever PLC	United Kingdom	44,866	2,497,529

			2,635,768

Pharmaceuticals 1.0%
[a]Arvinas Inc.	United States	3,611	311,304
[c]Bristol-Myers Squibb Co.	United States	931	62,247
[a]Catalent Inc.	United States	2,601	339,274
[a,f]Centessa Pharmaceuticals PLC, ADR	United Kingdom	6,778	149,455
[b]Eli Lilly & Co., W	United States	16,155	4,172,675
Hikma Pharmaceuticals PLC	Jordan	19,075	665,810
Johnson & Johnson	United States	1,533	265,408
Novo Nordisk AS, ADR	Denmark	12,001	1,199,740
[c]Pfizer Inc.	United States	1,269	58,463
[a,f]Revance Therapeutics Inc.	United States	17,112	458,259
Roche Holding AG	Switzerland	13,876	5,571,980
Viatris Inc.	United States	43,030	629,529
[a,d]Zhaoke Ophthalmology Ltd., 144A	Hong Kong	52,004	47,925

			13,932,069

Professional Services 0.8%
[a]IHS Markit Ltd.	United States	50,726	6,117,556
[a,d]Intertrust NV, 144A	Netherlands	228,075	3,535,910
SGS SA	Switzerland	208	653,710
[a]TriNet Group Inc.	United States	8,003	736,916

			11,044,092

Real Estate Management & Development 0.2%
Deutsche Wohnen Se	Germany	51,307	3,184,782

Road & Rail 1.5%
Canadian Pacific Railway Ltd.	Canada	41,158	2,831,259
[b]CSX Corp.	United States	63,976	2,081,139
[a,b]Hertz Global Holdings Inc.	United States	186,805	2,191,073
Kansas City Southern	United States	26,974	7,570,792
Norfolk Southern Corp.	United States	233	59,075

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Road & Rail (continued)
Ryder System Inc.	United States	797	$63,354
[b]Union Pacific Corp.	United States	28,525	6,185,361

			20,982,053

Semiconductors & Semiconductor Equipment 2.2%
[a]Advanced Micro Devices Inc.	United States	24,091	2,667,356
[a]Analog Devices Inc.	United States	28,372	4,623,217
[c]Applied Materials Inc.	United States	1,148	155,129

ASML Holding NV, G	Netherlands	3,528	2,938,965

[a,e]Dialog Semiconductor PLC	United Kingdom	30,919	2,464,262
[a]First Solar Inc.	United States	9,309	875,046
KLA Corp.	United States	4,882	1,659,685
LAM Research Corp.	United States	98	59,272
Marvell Technology Inc.	United States	60,424	3,697,345
MediaTek Inc.	Taiwan	50,077	1,623,858
[c]NVIDIA Corp.	United States	896	200,570
[c]NXP Semiconductors NV	Netherlands	310	66,690
[a]Qorvo Inc.	United States	5,713	1,074,215
QUALCOMM Inc.	United States	1,321	193,777
Skyworks Solutions Inc.	United States	5,732	1,051,593
[a]SolarEdge Technologies Inc.	United States	2,969	860,357
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	84	9,997
[c]Texas Instruments Inc.	United States	12,615	2,408,330
Xilinx Inc.	United States	26,948	4,192,839

			30,822,503

Software 4.8%
[a,b]Adobe Inc.	United States	6,938	4,604,751
[a]Atlassian Corp. PLC, A	United States	4,855	1,782,076
[a]Autodesk Inc.	United States	272	84,344
[a]Avalara Inc.	United States	16,741	3,008,358
[a]Blackberry Ltd.	Canada	30,479	347,765
[a,b,c]Box Inc., A	United States	50,556	1,303,334
[a]CCC Intelligent Solutions Holdings Inc., 8/18/27, wts.	United States	17,575	51,143
[a]Ceridian HCM Holding Inc.	United States	29,608	3,326,459
[a]Dynatrace Inc.	United States	32,926	2,263,004
[a]Five9 Inc.	United States	5,852	925,962
[a]HubSpot Inc.	United States	3,885	2,659,166
[b]Intuit Inc.	United States	7,657	4,334,704
[a]IronSource Ltd.	Israel	1,583	15,735
[a]Livevox Holdings Inc., 6/18/26, wts.	United States	18,565	22,278
[a,c]Medallia Inc.	United States	8,790	296,838
[b,c]Microsoft Corp.	United States	24,887	7,512,887
[b]NortonLifeLock Inc.	United States	2,555	67,861
[a,b]Nuance Communications Inc.	United States	117,350	6,460,118
[c]Oracle Corp.	United States	711	63,371
[a,b,e]Proofpoint Inc.	United States	44,646	7,853,232
[a]RingCentral Inc., A	United States	3,498	882,405
[a]Salesforce.com Inc.	United States	12,437	3,299,163
SAP SE	Germany	52,910	7,947,606
[a]ServiceNow Inc.	United States	4,744	3,053,428
[a]Varonis Systems Inc., B	United States	26,168	1,805,854
[a]Workday Inc., A	United States	2,455	670,608
[a]Zoom Video Communications Inc., A	United States	974	281,973
[a,b]Zscaler Inc.	United States	3,923	1,091,928

			66,016,351

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Specialty Retail 1.2%
[b]Bath & Body Works Inc.	United States	20,576	$1,388,469
[a]Capri Listco, A, 8/26/26, wts.	Cayman Islands	19,197	26,300
[a]Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	1,535	2,149
[a]Five Below Inc.	United States	16,366	3,482,848
[a]Frasers Group PLC	United Kingdom	180,900	1,665,283
[c]The Home Depot Inc.	United States	19,656	6,411,394
Lowe’s Cos. Inc.	United States	116	23,651
[c]Ross Stores Inc.	United States	529	62,634
[c]The TJX Cos. Inc.	United States	864	62,830
Tractor Supply Co.	United States	10,600	2,059,050
[a,b]Victoria’s Secret & Co.	United States	4,452	295,168
[a,d]Watches of Switzerland Group PLC, 144A	United Kingdom	127,764	1,784,673

			17,264,449

Technology Hardware, Storage & Peripherals 0.1%
[c]Apple Inc.	United States	1,686	255,985
[a]Canaan Inc., ADR	China	2,319	21,799
[a]Dell Technologies Inc., C	United States	8,971	874,314
HP Inc.	United States	2,168	64,476
NetApp Inc.	United States	800	71,144
[a,d]Xiaomi Corp., B, 144A	China	3,000	9,670

			1,297,388

Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	Germany	15,140	5,370,908
[a]Capri Holdings Ltd.	United States	46,992	2,655,518
LVMH Moet Hennessy Louis Vuitton SE	France	174	128,901
[c]Nike Inc., B	United States	1,292	212,844
[a,d]Samsonite International SA, 144A	United States	35,674	74,754
[a,b]Tapestry Inc.	United States	43,737	1,763,476

			10,206,401

Trading Companies & Distributors 0.4%
Brenntag SE	Germany	52,412	5,289,328
IMCD Group NV	Netherlands	2,228	438,872

			5,728,200

Transportation Infrastructure 0.1%
[a]Atlantia SpA	Italy	80,102	1,500,442

Water Utilities 0.1%
Guangdong Investment Ltd.	China	1,272,652	1,767,433

Wireless Telecommunication Services 0.1%
[a]T-Mobile USA Inc.	United States	2,627	359,952
[b]Vodafone Group PLC, ADR	United Kingdom	49,788	849,881

			1,209,833

Total Common Stocks and Other Equity Interests (Cost $415,986,849)			594,309,260

Convertible Preferred Stocks 0.1%
Banks 0.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	206	302,408
Wells Fargo & Co., 7.50%, cvt. pfd., L	United States	268	399,588

			701,996

Diversified Telecommunication Services 0.0%†
[d]2020 Cash Mandatory Exchangeable Trust, 5.25%, cvt. pfd., 144A	United States	250	298,330

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Convertible Preferred Stocks (continued)
Food Products 0.0%†
Bunge Ltd., 4.875%, cvt. pfd.	United States	4,040		$459,550

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114		5,729

Health Care Equipment & Supplies 0.0%†
Boston Scientific Corp., 5.50%, cvt. pfd., A	United States	609		73,177

Multi-Utilities 0.0%†
NiSource Inc., 7.75%, cvt. pfd.	United States	1,700		175,372

Total Convertible Preferred Stocks (Cost $1,593,725)				1,714,154

Preferred Stocks 0.0%†
Diversified Financial Services 0.0%†
[a]2MX Organic SA, pfd.	France	3,964		45,167

Electric Utilities 0.0%†
SCE Trust IV, 5.375%, pfd., J	United States	1,212		30,421
SCE Trust VI, 5.00%, pfd.	United States	3,020		75,228

				105,649

Professional Services 0.0%†
Clarivate PLC, 5.25%, pfd.	United Kingdom	2,010		192,136

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	3,672		5,398
FNMA, 8.25%, pfd., S	United States	3,650		6,424

				11,822

Total Preferred Stocks (Cost $411,737)				354,774

		Principal Amount*

Convertible Bonds 12.6%
Aerospace & Defense 0.2%
Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,418,000		1,462,383
[b,d]Parsons Corp., senior note, 144A, 0.25%, 8/15/25	United States	1,007,000		1,019,825

				2,482,208

Air Freight & Logistics 0.3%
[b]Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	849,000		943,494
[b]Atlas Air Worldwide Holdings Inc., senior note,
2.25%, 6/01/22	United States	1,729,000		1,921,351
1.875%, 6/01/24	United States	1,091,000		1,458,531

				4,323,376

Airlines 0.2%
[d]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	39,954	EUR	759,717
[d]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,008,000		917,910
[d]Jetblue Airways Corp., senior note, 144A, 0.50%, 4/01/26	United States	60,000		59,284
Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	275,000		402,187
[f]Spirit Airlines Inc., senior note, 1.00%, 5/15/26	United States	403,000		374,024

				2,513,122

Auto Components 0.1%
Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,680,000		1,890,702

Automobiles 0.3%
[d]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	806,000		765,216
[b,d]LI Auto Inc., senior note, 144A, 0.25%, 5/01/28	China	661,000		848,643

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Automobiles (continued)
[d]NIO Inc., senior note, 144A,
0.50%, 2/01/27	China	1,181,000		$986,135
[b]zero cpn., 2/01/26	China	1,724,000		1,484,290

				4,084,284

Banks 0.3%
[b]Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	2,487,000		2,427,039
[d]JPMorgan Chase Bank NA, senior note, Reg S, zero cpn., 12/28/23	United States	1,200,000		1,188,600

				3,615,639

Biotechnology 1.2%
[d]Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	909,000		1,225,902
BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	2,048,000		2,070,254
Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,082,000		1,174,797
[d]Dynavax Technologies Corp., 144A, 2.50%, 5/15/26	United States	1,004,000		2,039,204
[b]Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	876,000		767,567
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	818,000		737,182
Insmed Inc., senior note, 0.75%, 6/01/28	United States	1,259,000		1,362,406
[d]Intercept Pharmaceuticals Inc., senior secured note, 144A, 3.50%, 2/15/26	United States	926,000		928,144
[d]Ionis Pharmaceuticals Inc., senior note, 144A, zero cpn., 4/01/26	United States	80,000		78,888
[f]Ironwood Pharmaceuticals Inc., senior note, 1.50%, 6/15/26	United States	703,000		850,499
[d]Kadmon Holdings Inc., senior note, 144A, 3.625%, 2/15/27	United States	856,000		970,451
[b]Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	736,000		564,647
Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,454,000		1,450,472
[d]Mannkind Corp., senior note, 144A, 2.50%, 3/01/26	United States	1,197,000		1,418,961
[d]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	800,000	EUR	786,379

				16,425,753

Capital Markets 0.1%
[d]SGX Treasury I Pte Ltd., senior note, Reg S, zero cpn., 3/01/24	Singapore	1,100,000	EUR	1,326,099

Consumer Finance 0.6%
Encore Capital Group Inc., senior note,
3.25%, 3/15/22	United States	2,309,000		2,652,243
[b]3.25%, 10/01/25	United States	1,254,000		1,739,078
EZCORP Inc., senior note, 2.875%, 7/01/24	United States	941,000		945,465
PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,630,000		1,811,253
[d]Upstart Holdings Inc., senior note, 144A, 0.25%, 8/15/26	United States	618,000		699,167
[d]Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	522,210

				8,369,416

Diversified Consumer Services 0.1%
[b,d]Stride Inc., senior note, 144A, 1.125%, 9/01/27	United States	1,004,000		969,663

Diversified Financial Services 0.1%
[b]Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	927,000		815,204

Electronic Equipment, Instruments & Components 0.2%
[b]OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,415,000		1,502,212
[b]Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	710,000		749,973

				2,252,185

Energy Equipment & Services 0.1%
[b]Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,563,000		1,613,023
[d]Oil States International Inc., senior note, 144A, 4.75%, 4/01/26	United States	66,000		63,839

				1,676,862

Entertainment 0.3%
Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	926,000		1,407,090
[b]Live Nation Entertainment Inc., senior note, 2.00%, 2/15/25	United States	907,000		1,025,695
[b,d]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	750,000		1,249,369

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Entertainment (continued)
[d]Zynga Inc., senior note, 144A, zero cpn., 12/15/26	United States	25,000		$25,106

				3,707,260

Equity Real Estate Investment Trusts (REITs) 0.4%
[d]Braemar Hotels & Resorts Inc., senior note, 144A, 4.50%, 6/01/26	United States	470,000		524,784
[d]IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	712,000		2,668,220
Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	1,158,000		1,285,688
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	1,252,000		1,291,294

				5,769,986

Food & Staples Retailing 0.2%
The Chefs’ Warehouse Inc., senior note, 1.875%, 12/01/24	United States	2,286,000		2,360,295

Food Products 0.1%
[d]Beyond Meat Inc., senior note, 144A, zero cpn., 3/15/27	United States	1,237,000		1,130,635

Health Care Equipment & Supplies 0.6%
[d]Alphatec Holdings Inc., senior note, 144A, 0.75%, 8/01/26	United States	811,000		846,131
[b,d]Cutera Inc., senior note, 144A, 2.25%, 3/15/26	United States	856,000		1,421,536
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	501,000		575,549
NuVasive Inc., senior note,
[b]1.00%, 6/01/23	United States	2,011,000		2,073,484
0.375%, 3/15/25	United States	480,000		470,013
[b,d]SmileDirectClub Inc., senior note, 144A, zero cpn., 2/01/26	United States	2,034,000		1,442,920
Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,329,000		2,096,473

				8,926,106

Health Care Providers & Services 0.1%
1life Healthcare Inc., senior note, 3.00%, 6/15/25	United States	773,000		761,405
[d]Guardant Health Inc., senior note, 144A, zero cpn., 11/15/27	United States	70,000		81,872
Petiq Inc., senior note, 4.00%, 6/01/26	United States	990,000		1,196,316

				2,039,593

Health Care Technology 0.1%
Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	70,000		100,474
[b]Tabula Rasa Healthcare Inc., senior sub. note, 1.75%, 2/15/26	United States	772,000		661,943
Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	420,000		446,887

				1,209,304

Hotels, Restaurants & Leisure 0.3%
[b,d]Draftkings Inc., senior note, 144A, zero cpn., 3/15/28	United States	1,160,000		1,117,018
[b,d]Marriott Vacations Worldwide Corp., senior note, 144A, zero cpn., 1/15/26	United States	1,198,000		1,292,402
Penn National Gaming Inc., senior note, 2.75%, 5/15/26	United States	30,000		106,756
[b,d]Royal Caribbean Cruises Ltd., senior note, 144A, 2.875%, 11/15/23	United States	1,467,000		1,834,534

				4,350,710

Independent Power & Renewable Electricity Producers 0.1%
[d]Sunnova Energy International Inc., senior note, 144A, 0.25%, 12/01/26	United States	1,096,000		1,332,466

Interactive Media & Services 0.0%†
[d]Twitter Inc., senior note, 144A, zero cpn., 3/15/26	United States	130,000		123,496

Internet & Direct Marketing Retail 0.5%
[d]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	200,000	GBP	255,106
[d]Delivery Hero AG, senior note, Reg S, 1.50%, 1/15/28	Germany	1,000,000	EUR	1,290,264
[d,f]Expedia Group Inc., senior note, 144A, zero cpn., 2/15/26	United States	85,000		89,238
[d]Fiverr International Ltd., senior note, 144A, zero cpn., 11/01/25	Israel	950,000		1,064,805
[d]Groupon Inc., senior note, 144A, 1.125%, 3/15/26	United States	1,243,000		975,687
[d]Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	500,000	EUR	553,287
Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	183,000		176,002

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
[d]The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	339,000		$275,302
[d]Spotify USA Inc., senior note, 144A, zero cpn., 3/15/26	United States	317,000		287,082
[d]Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	Germany	800,000	EUR	946,210
[b]Wayfair Inc., senior note, 0.625%, 10/01/25	United States	1,179,000		1,216,558

				7,129,541

IT Services 0.3%
[d]Afterpay Ltd., senior note, Reg S, zero cpn., 3/12/26	Australia	800,000	AUD	604,114
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	2,206,000		2,286,078
[b,d]Fastly Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,616,000		1,377,713
[d]Shift4 Payments Inc., senior note, 144A, 0.50%, 8/01/27	United States	108,000		110,571

				4,378,476

Leisure Products 0.0%†
[d]Peloton Interactive Inc., senior note, 144A, zero cpn., 2/15/26	United States	292,000		264,610

Machinery 0.2%
Fortive Corp., senior note, 0.875%, 2/15/22	United States	1,454,000		1,466,431
[d]The Greenbrier Cos. Inc., senior note, 144A, 2.875%, 4/15/28	United States	1,198,000		1,271,402

				2,737,833

Media 1.5%
Dish Network Corp.,
senior bond, 3.375%, 8/15/26	United States	2,503,000		2,617,147
[d]senior note, 144A, zero cpn., 12/15/25	United States	80,000		95,985
[d]Liberty Broadband Corp., senior bond, 144A,
1.25%, 9/30/50	United States	2,188,000		2,323,442
2.75%, 9/30/50	United States	1,952,000		2,170,093
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,410,000		1,099,800
[b]senior note, 3.75%, 2/15/30	United States	1,480,000		1,147,000
Liberty Media Corp.,
[b,d]senior bond, 144A, 2.125%, 3/31/48	United States	1,906,000		1,974,668
[d]senior bond, 144A, 2.75%, 12/01/49	United States	2,089,000		2,190,943
[b,d]senior bond, 144A, 0.50%, 12/01/50	United States	749,000		868,607
[b]senior note, 1.00%, 1/30/23	United States	1,126,000		1,580,633
[b]senior note, 1.375%, 10/15/23	United States	919,000		1,284,552
[b,d]Magnite Inc., senior note, 144A, 0.25%, 3/15/26	United States	1,775,000		1,515,421
[b,d]Techtarget Inc., senior note, 144A, 0.125%, 12/15/25	United States	1,074,000		1,442,167

				20,310,458

Metals & Mining 0.3%
[d]Century Aluminum Co., senior note, 144A, 2.75%, 5/01/28	United States	454,000		448,326
[d]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	912,000		1,200,444
[d]MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	1,295,000		1,321,196
Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	1,590,000		1,619,574

				4,589,540

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Apollo Commercial Real Estate Finance Inc., senior note, 4.75%, 8/23/22	United States	1,198,000		1,220,522
Arbor Realty Trust Inc., senior note, 4.75%, 11/01/22	United States	1,969,000		2,195,725
KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	484,000		516,623
PennyMac Corp., senior note,
5.50%, 11/01/24	United States	1,816,000		1,851,185
[b,d]144A, 5.50%, 3/15/26	United States	1,237,000		1,272,951
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	2,286,000		2,321,719
Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	406,000		434,664
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	919,000		960,589

				10,773,978

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Personal Products 0.1%
Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	1,817,000		$1,953,968

Pharmaceuticals 0.9%
Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	856,000		844,230
Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	2,318,000		1,970,300
[b,d]Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,292,000		1,421,329
[d]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,714,000	CAD	1,350,048
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,006,000		1,022,852
Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	2,239,000		2,343,953
[b]Omeros Corp., senior note, 5.25%, 2/15/26	United States	1,285,000		1,529,167
[b]Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	1,179,000		1,324,371
[d]Zogenix Inc., senior note, 144A, 2.75%, 10/01/27	United States	1,003,000		944,440

				12,750,690

Professional Services 0.1%
[d]Upwork Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,035,000		1,049,947

Real Estate Management & Development 0.3%
[d]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,406,000		1,574,720
[d] Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 0.25%, 6/15/26	United States	749,000		750,140
[d]Tricon Residential Inc., senior sub. note, 144A, 5.75%, 3/31/22	Canada	1,423,000		1,734,922

				4,059,782

Road & Rail 0.0%†
[d,f]Uber Technologies Inc., senior note, 144A, zero cpn., 12/15/25	United States	115,000		107,837

Semiconductors & Semiconductor Equipment 0.3%
[d]ams AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,200,000	EUR	1,406,059
[b]Impinj Inc., senior note, 2.00%, 12/15/26	United States	677,000		1,238,142
Sunpower Corp., senior note, 4.00%, 1/15/23	United States	856,000		1,028,313

				3,672,514

Software 1.1%
[b]Alteryx Inc., senior note, 0.50%, 8/01/24	United States	950,000		894,805
Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,567,000		1,643,993
[d]Bentley Systems Inc., senior note, 144A, 0.125%, 1/15/26	United States	1,814,000		2,172,265
[d]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	751,000	CAD	606,785
[b,d]fuboTV Inc., senior note, 144A, 3.25%, 2/15/26	United States	1,326,000		1,284,234
[b]i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	998,000		988,185
[d]Kaleyra Inc., senior note, 144A, 6.125%, 6/01/26	Italy	393,000		421,987
[b,d]Microstrategy Inc., senior note, 144A, zero cpn., 2/15/27	United States	1,004,000		800,928
[d]Mitek Systems Inc., senior note, 144A, 0.75%, 2/01/26	United States	1,004,000		1,251,961
[b]Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,180,000		1,245,523
Palo Alto Networks Inc., senior note, 0.375%, 6/01/25	United States	445,000		716,140
[b]PROS Holdings Inc., senior note, 1.00%, 5/15/24	United States	778,000		778,131
[b,d]Rapid7 Inc., senior note, 144A, 0.25%, 3/15/27	United States	850,000		1,116,730
[f]Splunk Inc., senior note, 1.125%, 6/15/27	United States	1,420,000		1,422,662

				15,344,329

Specialty Retail 0.2%
[b]Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,028,000		1,214,325
[b,d]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	825,000		948,750
[d]Vroom Inc., senior note, 144A, 0.75%, 7/01/26	United States	927,000		781,984

				2,945,059

Technology Hardware, Storage & Peripherals 0.0%†
[b]Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	154,000		179,877

Total Convertible Bonds (Cost $162,287,330)				173,942,803

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes 8.3%
Aerospace & Defense 0.4%
The Boeing Co.,
senior bond, 2.25%, 6/15/26	United States	115,000		$118,203
senior bond, 2.95%, 2/01/30	United States	50,000		51,440
senior bond, 3.375%, 6/15/46	United States	90,000		88,339
senior bond, 3.625%, 3/01/48	United States	25,000		25,154
senior bond, 3.90%, 5/01/49	United States	100,000		104,961
senior bond, 3.75%, 2/01/50	United States	130,000		134,918
senior bond, 5.805%, 5/01/50	United States	610,000		829,846
senior bond, 3.825%, 3/01/59	United States	25,000		25,537
senior bond, 3.95%, 8/01/59	United States	30,000		31,296
senior bond, 5.93%, 5/01/60	United States	20,000		27,854
senior note, 2.196%, 2/04/26	United States	435,000		436,786
senior note, 5.15%, 5/01/30	United States	140,000		165,788
[b,d]Bombardier Inc., 144A,
senior bond, 6.125%, 1/15/23	Canada	1,423,000		1,531,924
senior note, 6.00%, 10/15/22	Canada	670,000		671,641
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	55,000		58,342
[d]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		278,480
Spirit Aerosystems Inc.,
fsenior bond, 4.60%, 6/15/28	United States	20,000		19,575
[d]senior secured note, 144A, 5.50%, 1/15/25	United States	376,000		393,875

				4,993,959

Airlines 0.3%
American Airlines 2015-2 Class Aa Pass-Through Trust, 3.60%, 9/22/27	United States	1,053,936		1,097,609
American Airlines 2016-1 Class Aa Pass-Through Trust, AA, 3.575%, 1/15/28	United States	472,361		487,670
[d]Hawaiian Airlines 2020-1 Class A Pass-Through Certificates, 144A, 7.375%, 9/15/27	United States	1,885,226		2,137,726
United Airlines 2020-1 Class B Pass-Through Trust, 4.875%, 1/15/26	United States	46,713		49,230
[d]United Airlines Inc., senior secured note, 144A,
4.375%, 4/15/26	United States	40,000		41,575
4.625%, 4/15/29	United States	55,000		57,132
United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	367,272		365,061

				4,236,003

Automobiles 0.0%†
General Motors Co., senior bond,
5.20%, 4/01/45	United States	30,000		36,838
5.40%, 4/01/48	United States	140,000		177,660
5.95%, 4/01/49	United States	190,000		259,179
[g]General Motors Financial Co. Inc., Perpetual,
A, junior sub. note, 5.75% to 9/30/27, FRN thereafter	United States	100,000		109,867
B, junior sub. note, 6.50% to 3/30/28, FRN thereafter	United States	75,000		85,313
[f]C, junior sub. note, 5.70% to 9/30/30, FRN thereafter	United States	35,000		40,250

				709,107

Banks 0.6%
[d]Axis Bank Ltd., senior note, Reg S, 3.00%, 8/08/22	India	400,000		407,974
[d,h,i]Banco Hipotecario SA, senior note, 144A, FRN, 38.125%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	18,401
[d,i]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	8,981
[d]Bank of Communications Hong Kong Ltd., sub. bond, Reg S, 2.304%, 7/08/31	Hong Kong	400,000		399,606

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Banks (continued)
[d]Bank Rakyat Indonesia Persero TBK PT, senior note, Reg S, 4.625%, 7/20/23	Indonesia	200,000		$213,250
Barclays PLC,
sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	325,000		339,887
[g]junior sub. note, 4.375%, Perpetual	United Kingdom	210,000		213,213
[d]Canara Bank, senior note, Reg S,
E, 3.25%, 8/10/22	India	200,000		203,975
E, 3.875%, 3/28/24	India	466,000		490,682
Deutsche Bank AG,
senior bond, 3.547% to 9/18/30, FRN thereafter, 9/18/31	Germany	150,000		162,437
sub. bond, 3.729% to 1/14/31, FRN thereafter, 1/14/32	Germany	200,000		206,519
[g]HSBC Holdings PLC, junior sub. note, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	1,400,000		1,473,500
[d]ICICI Bank Ltd., E, senior note, Reg S, 3.25%, 9/09/22	India	300,000		307,127
[d]Indusind Bank Ltd., E, senior note, Reg S, 3.875%, 4/15/22	India	800,000		806,948
Keybank NA, senior note, 0.433%, 6/14/24	United States	465,000		465,449
[d,g]Krung Thai Bank PCL, junior sub. note, Reg S, 4.40% to 3/25/26, FRN thereafter, Perpetual	Thailand	200,000		202,379
[d]Societe Generale SA, sub. bond, 144A, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000		209,387
[d]Standard Chartered PLC, sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000		256,470
[d]State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	1,100,000		1,178,236
[d,g]TMB Bank PCL, E, junior sub. note, Reg S, 4.90% to 12/02/24, FRN thereafter, Perpetual	Thailand	400,000		406,906
[d]VTB Bank OJSC Via VTB Capital SA, senior note, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	959,000		1,008,507

				8,979,834

Beverages 0.0%†
Fomento Economico Mexicano SAB de CV, senior bond, 3.50%, 1/16/50	Mexico	244,000		260,540

Capital Markets 0.4%
Ares Capital Corp., senior note, 2.875%, 6/15/28	United States	355,000		362,246
[d]Dua Capital Ltd., senior bond, Reg S, 2.78%, 5/11/31	Malaysia	200,000		202,003
[d]eG Global Finance PLC, senior secured note, 144A, 6.25%, 10/30/25	United Kingdom	144,000	EUR	175,251
FS KKR Capital Corp., senior note, 3.40%, 1/15/26	United States	365,000		380,990
[d]Huarong Finance 2017 Co. Ltd., Reg S,
senior bond, 4.75%, 4/27/27	China	200,000		198,000
[g]senior note, E, 4.00%, Perpetual	China	465,000		440,587
[g]senior note, 4.50% to 1/24/22, FRN thereafter, Perpetual	China	1,200,000		1,171,440
[d]Huarong Finance 2019 Co. Ltd., Reg S, senior bond, E, 4.50%, 5/29/29	China	200,000		194,000
senior bond, E, 3.875%, 11/13/29	China	200,000		185,500
senior bond, E, 3.625%, 9/30/30	China	200,000		184,500
senior note, E, 3.75%, 5/29/24	China	200,000		195,500
senior note, E, 3.25%, 11/13/24	China	200,000		192,000
[d]Huarong Finance II Co. Ltd., senior bond, Reg S,
5.00%, 11/19/25	China	500,000		510,000
EMTN, 4.875%, 11/22/26	China	200,000		199,000
Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	75,000		75,796
Owl Rock Capital Corp., senior note, 3.40%, 7/15/26	United States	290,000		303,655

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Capital Markets (continued)
Owl Rock Capital Corp., senior note, (continued) 2.875%, 6/11/28	United States	180,000		$181,146
Owl Rock Technology Finance Corp., senior note, 2.50%, 1/15/27	United States	90,000		90,563
[d]Temasek Financial I Ltd., senior bond, Reg S, 2.75%, 8/02/61	Singapore	550,000		561,498

				5,803,675

Chemicals 0.1%
[d]Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	140,000		144,076
[d,g]Bluestar Finance Holdings Ltd., senior note, Reg S, 3.10%, Perpetual	China	200,000		203,263
[d] Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000		214,520
[d,g]CNAC HK Finbridge Co. Ltd., senior note, Reg S, 3.35%, Perpetual	China	200,000		204,001
[d]Orbia Advance Corp. SAB de CV, senior bond, 144A, 2.875%, 5/11/31	Mexico	200,000		203,555

				969,415

Communications Equipment 0.1%
[d]CommScope Inc., 144A,
senior note, 7.125%, 7/01/28	United States	430,000		451,500
senior secured note, 4.75%, 9/01/29	United States	60,000		60,835
[d,f] CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	180,000		177,492
[d]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Rep. of the Congo	435,000		461,396

				1,151,223

Construction & Engineering 0.1%
[d]Cliffton Ltd., senior secured note, Reg S, 6.25%, 10/25/25	India	200,000		198,260
[d]GMR Hyderabad International Airport Ltd.,
senior secured bond, Reg S, 4.25%, 10/27/27	India	200,000		193,555
senior secured note, Reg S, 5.375%, 4/10/24	India	200,000		206,361
senior secured note, 144A, 4.75%, 2/02/26	India	200,000		201,750

				799,926

Construction Materials 0.0%†
[d]Cemex SAB de CV, senior secured bond, 144A,
5.45%, 11/19/29	Mexico	200,000		219,602
5.20%, 9/17/30	Mexico	245,000		268,887
3.875%, 7/11/31	Mexico	200,000		206,021

				694,510

Consumer Finance 0.1%
[g]Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	305,000		318,344
[d]Muthoot Finance Ltd., senior secured note, Reg S,
6.125%, 10/31/22	India	600,000		622,500
4.40%, 9/02/23	India	200,000		205,500
[d]Shriram Transport Finance Co. Ltd., E, senior secured note, Reg S, 5.70%, 2/27/22	India	200,000		202,250

				1,348,594

Diversified Consumer Services 0.1%
[d,g]CMHI Finance BVI Co. Ltd., senior note, Reg S, 3.50%, Perpetual	China	200,000		205,780
[d]Loxam SAS, senior secured note, Reg S, 3.25%, 1/14/25	France	100,000	EUR	119,473
[d]MPH Acquisition Holdings LLC, senior secured note, 144A, 5.50%, 9/01/28	United States	496,000		504,888

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Consumer Services (continued)
[d]New Oriental Education & Technology Group Inc., senior note, Reg S, 2.125%, 7/02/25	China	200,000		$179,184

				1,009,325

Diversified Financial Services 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior note, 6.50%, 7/15/25	Ireland	150,000		175,100
[d]Aviation Capital Group LLC, senior note, 144A, 1.95%, 1/30/26	United States	50,000		50,297
[d]Azure Orbit IV International Finance Ltd., E, senior note, Reg S, 3.75%, 1/25/23	China	700,000		724,472
[d]Blackstone Secured Lending Fund, senior note, 144A, 2.125%, 2/15/27	United States	405,000		400,501
[d]Bocom Leasing Management Hong Kong Co. Ltd., senior note, Reg S,
E, 4.00%, 1/22/22	China	200,000		202,204
E, 1.75%, 7/14/23	China	200,000		201,809
E, 1.125%, 6/18/24	Hong Kong	800,000		797,723
[d]CDBL Funding 2, senior note, Reg S,
E, 3.00%, 8/01/22	China	200,000		203,262
E, 1.375%, 3/04/24	China	800,000		799,917
[d,g]China Great Wall International Holdings IV Ltd., senior note, Reg S, 3.95% to 7/31/24, FRN thereafter, Perpetual	China	200,000		205,014
[d]CICC Hong Kong Finance 2016 MTN Ltd., senior note, Reg S,
E, 1.75%, 8/10/23	China	400,000		403,634
E, 1.625%, 1/26/24	China	300,000		302,277
[d]Constellation Automotive Financing PLC, senior note, 144A, 4.875%, 7/15/27	United Kingdom	200,000		274,902
[d] Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	108,902
[d]Indian Railway Finance Corp. Ltd., senior bond, 144A, 2.80%, 2/10/31	India	200,000		196,911
[d]MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		306,114
[d]Quicken Loans LLC / Quicken Loans Co.-Issuer Inc., 144A,
senior bond, 3.875%, 3/01/31	United States	420,000		430,232
senior note, 3.625%, 3/01/29	United States	385,000		393,662
[d]Rec Ltd., senior note, Reg S,
4.75%, 5/19/23	India	1,000,000		1,055,765
5.25%, 11/13/23	India	400,000		431,670
G, 3.375%, 7/25/24	India	300,000		313,977
[d]Rocket Mortgage LLC, senior bond, 144A, 5.25%, 1/15/28	United States	520,000		549,250
Sun Hung Kai & Co. BVI Ltd., EMTN, senior note, 5.00%, 9/07/26	British Virgin Islands	300,000		300,000

				8,827,595

Diversified Telecommunication Services 0.2%
[d]Bharti Airtel International Netherlands BV, senior bond, Reg S, 5.125%, 3/11/23	India	500,000		526,247
Frontier Communications Holdings LLC, secured note, 5.875%, 11/01/29	United States	113,478		115,557
[d]senior secured note, 144A, 5.875%, 10/15/27	United States	465,000		497,657
[d]senior secured note, 144A, 5.00%, 5/01/28	United States	219,000		229,129
[d]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		212,001
[d,j]Ligado Networks LLC, 144A, PIK,
[f]secured note, 17.50%, 5/01/24	United States	50,210		37,840
senior secured note, 15.50%, 11/01/23	United States	1,013,744		974,461
[d]Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	131,000		121,100

				2,713,992

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Electric Utilities 0.4%
[b,e]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		$23,978
[d,g]China Huaneng Group Hong Kong Treasury Management Holding Ltd., senior note, Reg S, 3.08% to 12/09/25, FRN thereafter, Perpetual	China	400,000		412,676
[g]Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	360,000		367,650
[d]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	1,134,000		1,293,894
[d]Greenko Investment Co., senior secured note, Reg S, 4.875%, 8/16/23	India	200,000		202,736
[d,g]Huaneng Hong Kong Capital Ltd., senior note, Reg S, 3.60% to 10/30/22, FRN thereafter, Perpetual	China	400,000		407,952
[d]Oryx Funding Ltd., senior bond, 144A, 5.80%, 2/03/31	Oman	283,000		300,022
Pacific Gas and Electric Co.,
secured bond, 4.50%, 7/01/40	United States	1,106,000		1,117,550
secured bond, 4.95%, 7/01/50	United States	55,000		58,311
secured bond, 3.50%, 8/01/50	United States	200,000		180,577
senior bond, 4.30%, 3/15/45	United States	95,000		93,491
[d,g]SMC Global Power Holdings Corp., senior note, Reg S, 5.45%, Perpetual	Philippines	200,000		201,370
Southern California Edison Co.,
secured bond, 3.65%, 2/01/50	United States	40,000		40,850
senior bond, 4.00%, 4/01/47	United States	10,000		10,560
senior bond, C, 4.125%, 3/01/48	United States	15,000		16,252
[d]Talen Energy Supply LLC, senior secured note, 144A,
7.25%, 5/15/27	United States	128,000		110,838
7.625%, 6/01/28	United States	162,000		140,392

				4,979,099

Entertainment 0.1%
[d,j]AMC Entertainment Holdings Inc., secured note, 144A, PIK, 12.00%, 6/15/26	United States	406,000		366,653
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	80,000		93,602
5.875%, 11/15/28	United States	70,000		86,890
6.375%, 5/15/29	United States	75,000		96,195
[d]144A, 5.375%, 11/15/29	United States	20,000		24,623
[d]144A, 4.875%, 6/15/30	United States	215,000		257,620

				925,583

Equity Real Estate Investment Trusts (REITs) 0.0%†
National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		29,744

Food & Staples Retailing 0.1%
[d]Casino Guichard Perrachon SA, Reg S,
senior bond, E, 4.498%, 3/07/24	France	200,000	EUR	240,157
[g]junior sub. note, E, 3.992% to 1/31/24, FRN thereafter, Perpetual	France	300,000	EUR	258,761
[d]JBS USA/Food/Finance, senior bond, 144A, 3.75%, 12/01/31	United States	75,000		79,219
[d]Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	225,000		219,757
[d]Smithfield Foods Inc., senior bond, 144A, 3.00%, 10/15/30	United States	30,000		30,592

				828,486

Food Products 0.0%†
Kraft Heinz Foods Co., senior bond,
5.00%, 6/04/42	United States	45,000		57,022
4.375%, 6/01/46	United States	95,000		110,346
4.875%, 10/01/49	United States	150,000		186,853
[d,k]Pilgrim’s Pride Corp., senior bond, 144A, 3.50%, 3/01/32	United States	175,000		178,972

				533,193

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Health Care Providers & Services 0.2%
Centene Corp.,
senior bond, 3.00%, 10/15/30	United States	85,000	$88,206
senior bond, 2.50%, 3/01/31	United States	350,000	349,534
senior note, 2.625%, 8/01/31	United States	120,000	121,800
Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	1,433,000	1,538,426
HCA Inc., senior bond, 3.50%, 9/01/30	United States	130,000	139,704

			2,237,670

Hotels, Restaurants & Leisure 0.2%
[d]1011778 BC ULC / New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	225,000	228,656
[d]Carnival Corp., senior note, 144A, 5.75%, 3/01/27	United States	295,000	301,981
[d]GENM Capital Labuan Ltd., senior bond, 144A, 3.882%, 4/19/31	Malaysia	200,000	201,502
[b,d]Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	114,000	114,405
[d]Haidilao International Holding Ltd., senior note, Reg S, 2.15%, 1/14/26	China	420,000	407,517
[d]Hilton Grand Vacations Borrower Escrow LLC, 144A,
senior bond, 4.875%, 7/01/31	United States	50,000	49,626
senior note, 5.00%, 6/01/29	United States	155,000	157,131
Hyatt Hotels Corp.,
senior bond, 5.75%, 4/23/30	United States	95,000	114,161
senior note, 5.375%, 4/23/25	United States	50,000	55,980
Marriott International Inc., FF, senior bond, 4.625%, 6/15/30	United States	75,000	86,267
[d]Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	70,000	70,781
[d,f]Penn National Gaming Inc., senior note, 144A, 4.125%, 7/01/29	United States	55,000	55,001
[d]Royal Caribbean Cruises Ltd., senior note, 144A,
4.25%, 7/01/26	United States	45,000	43,931
5.50%, 4/01/28	United States	310,000	312,683
[d]Scientific Games International Inc., senior note, 144A,
7.00%, 5/15/28	United States	200,000	215,840
7.25%, 11/15/29	United States	70,000	78,225
Travel + Leisure Co.,
senior secured bond, 6.00%, 4/01/27	United States	10,000	11,078
[d]senior secured bond, 144A, 4.625%, 3/01/30	United States	95,000	97,972
[d]senior secured note, 144A, 6.625%, 7/31/26	United States	125,000	142,544

			2,745,281

Household Durables 0.1%
[d]K. Hovnanian Enterprises Inc., senior secured note, 144A, 7.75%, 2/15/26	United States	1,628,000	1,734,170

Independent Power & Renewable Electricity Producers 0.0%†
[d]NTPC Ltd., E, senior bond, Reg S, 4.75%, 10/03/22	India	200,000	208,209

Industrial Conglomerates 0.1%
General Electric Co., senior bond, 3.625%, 5/01/30	United States	110,000	123,781
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
6.25%, 5/15/26	United States	85,000	89,675
5.25%, 5/15/27	United States	265,000	275,601
4.375%, 2/01/29	United States	235,000	236,181

			725,238

Insurance 0.1%
Athene Holding Ltd., senior bond, 3.50%, 1/15/31	United States	110,000	119,814
[h]Genworth Holdings Inc., senior bond, FRN, 2.127%, (3-Month USD LIBOR + 2.00%), 11/15/66	United States	1,664,000	1,023,551
[d]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	183,059
[d,g]KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50% to 5/21/23, FRN thereafter, Perpetual	South Korea	200,000	203,816

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Insurance (continued)
[d,g]Tongyang Life Insurance Co. Ltd., sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	400,000	$421,726

			1,951,966

Interactive Media & Services 0.1%
[d]Tencent Holdings Ltd., senior bond, Reg S,
3.84%, 4/22/51	China	200,000	216,910
3.94%, 4/22/61	China	500,000	555,910

			772,820

Internet & Direct Marketing Retail 0.1%
Expedia Group Inc.,
senior bond, 3.80%, 2/15/28	United States	75,000	81,208
senior note, 3.25%, 2/15/30	United States	505,000	524,035
senior note, 2.95%, 3/15/31	United States	80,000	81,471
[d]Meituan, senior bond, Reg S, 3.05%, 10/28/30	China	200,000	189,641
[d,g]Rakuten Group Inc., senior bond, Reg S, 6.25% to 4/22/31, FRN thereafter, Perpetual	Japan	200,000	208,500

			1,084,855

Leisure Products 0.0%†
[d]NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	195,000	195,731
[d]NCL Finance Ltd., senior note, 144A, 6.125%, 3/15/28	United States	65,000	65,424

			261,155

Marine 0.0%†
[d]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000	311,177

Media 0.3%
[d]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
4.25%, 2/01/31	United States	365,000	375,050
4.25%, 1/15/34	United States	695,000	702,353
Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond, 4.40%, 12/01/61	United States	920,000	1,010,923
[d]CSC Holdings LLC, senior bond, 144A, 4.625%, 12/01/30	United States	610,000	600,850
[d,f]Diamond Sports Group LLC / Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	711,000	306,619
[d]DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	60,000	62,799
[d]Dish DBS Corp., senior note, 144A, 5.125%, 6/01/29	United States	140,000	139,475
iHeartCommunications Inc.,
senior note, 8.375%, 5/01/27	United States	430,000	457,327
senior secured note, 6.375%, 5/01/26	United States	40,000	42,300
[d]senior secured note, 144A, 5.25%, 8/15/27	United States	90,000	94,415
[d]senior secured note, 144A, 4.75%, 1/15/28	United States	175,000	180,906
[d]Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000	65,895

			4,038,912

Metals & Mining 0.2%
[d]CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	414,000	456,083
[d]First Quantum Minerals Ltd., senior note, 144A,
6.875%, 3/01/26	Zambia	200,000	209,245
6.875%, 10/15/27	Zambia	620,000	671,925
[d]FMG Resources August 2006 Pty Ltd., senior bond, 144A, 4.375%, 4/01/31	Australia	155,000	167,248
Freeport-McMoRan Inc., senior bond,
4.625%, 8/01/30	United States	95,000	104,856
5.40%, 11/14/34	United States	145,000	182,019

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Metals & Mining (continued)
Freeport-McMoRan Inc., senior bond, (continued) 5.45%, 3/15/43	United States	20,000	$25,599
[d,f]Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	390,000	399,483
[d]Indonesia Asahan Aluminium Persero PT, senior bond, Reg S, 5.80%, 5/15/50	Indonesia	400,000	476,748
[d]JSW Steel Ltd., senior note, Reg S, 5.25%, 4/13/22	India	200,000	204,500
[d,g]MCC Holding Hong Kong Corp. Ltd., senior note, Reg S, 3.50% to 1/16/23, FRN thereafter, Perpetual	China	200,000	203,002
[d]Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	90,000	95,963
[d]Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000	29,253

			3,225,924

Multiline Retail 0.0%†
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	338,000	420,235

Oil, Gas & Consumable Fuels 1.3%
[d]Aker BP ASA, senior bond, 144A,
3.75%, 1/15/30	Norway	350,000	378,789
4.00%, 1/15/31	Norway	150,000	165,308
[d]Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	195,000	237,900
[d]Energean Israel Finance Ltd., 144A, Reg S,
senior secured bond, 5.875%, 3/30/31	Israel	130,000	133,590
senior secured note, 5.375%, 3/30/28	Israel	105,000	107,514
[g]Energy Transfer LP, H, junior sub. note, 6.50%, Perpetual	United States	514,000	528,279
Equities Corp., senior note,
5.00%, 1/15/29	United States	10,000	11,387
[d]144A, 3.125%, 5/15/26	United States	15,000	15,431
[d]144A, 3.625%, 5/15/31	United States	30,000	31,758
[d]Gray Oak Pipeline LLC, senior note, 144A, 3.45%, 10/15/27	United States	20,000	21,247
[d]Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	158,000	235,126
[d]Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	200,000	217,354
[d]Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	100,000	110,619
[d]MC Brazil Downstream Trading Sarl, senior secured note, 144A, 7.25%, 6/30/31	Brazil	1,012,000	1,054,818
[d]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	268,000	229,306
10.50%, 5/15/27	United States	295,000	268,454
[d]OQ SAOC, senior note, 144A, 5.125%, 5/06/28	Oman	224,000	227,758
Ovintiv Inc., senior bond,
8.125%, 9/15/30	United States	25,000	34,167
7.20%, 11/01/31	United States	5,000	6,628
7.375%, 11/01/31	United States	5,000	6,702
6.50%, 8/15/34	United States	20,000	26,618
6.625%, 8/15/37	United States	45,000	61,896
6.50%, 2/01/38	United States	10,000	13,839
[d]PBF Holding Co. LLC / PBF Finance Corp., senior secured note, 144A, 9.25%, 5/15/25	United States	344,000	332,390
Petroleos Mexicanos,
senior bond, 5.95%, 1/28/31	Mexico	1,204,000	1,182,208
senior bond, 6.625%, 6/15/35	Mexico	380,000	368,592
senior bond, 6.375%, 1/23/45	Mexico	1,018,000	873,352
senior bond, 6.75%, 9/21/47	Mexico	798,000	702,360
senior bond, 6.35%, 2/12/48	Mexico	615,000	522,621
senior bond, 6.95%, 1/28/60	Mexico	415,000	366,781
senior note, 3.50%, 1/30/23	Mexico	959,000	976,022
[d]senior note, 144A, 6.875%, 10/16/25	Mexico	297,000	325,007
senior note, 4.50%, 1/23/26	Mexico	288,000	291,528
[d]Qatar Petroleum, senior bond, Reg S, 3.30%, 7/12/51	Qatar	700,000	724,535
[d]SA Global Sukuk Ltd., senior bond, Reg S, 2.694%, 6/17/31	Saudi Arabia	200,000	204,964

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, senior secured note, 4.50%, 5/15/30	United States	270,000		$313,029
[d]Saudi Arabian Oil Co., senior bond, 144A, 3.25%, 11/24/50	Saudi Arabia	285,000		280,241
[b]Talos Production Inc., secured note, 12.00%, 1/15/26	United States	518,000		535,516
[d]Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000		206,345
[d]Tullow Oil PLC, senior secured note, 144A, 10.25%, 5/15/26	Ghana	2,278,000		2,360,578
[d]YPF Sociedad Anonima,
senior bond, Reg S, 8.50%, 7/28/25	Argentina	831,000		714,660
senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		78,925
senior note, Reg S, 8.75%, 4/04/24	Argentina	1,267,000		1,173,179
senior note, Reg S, 8.50%, 3/23/25	Argentina	1,097,000		1,023,117

				17,680,438

Paper & Forest Products 0.0%†
Suzano Austria GMBH, senior bond, 3.75%, 1/15/31	Brazil	160,000		168,202

Pharmaceuticals 0.2%
[d,f]ENDO Dac / ENDO Finance LLC / ENDO Finco Inc., secured note, 144A, 9.50%, 7/31/27	United States	954,000		938,612
Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	429,088
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	220,000		210,405
senior bond, 4.10%, 10/01/46	Israel	1,145,000		998,188
senior note, 2.80%, 7/21/23	Israel	390,000		385,144

				2,961,437

Pipelines 0.0%†
[d]Galaxy Pipeline Assets Bidco Ltd., senior secured bond, 144A, 2.94%, 9/30/40	United Arab Emirates	200,000		203,706

Real Estate Management & Development 0.7%
[d]Agile Group Holdings Ltd., senior secured note, Reg S, 6.70%, 3/07/22	China	200,000		203,000
[d]China Evergrande Group, Reg S,
senior note, 8.25%, 3/23/22	China	352,000		164,560
senior note, 8.75%, 6/28/25	China	648,000		236,524
senior secured note, 9.50%, 4/11/22	China	98,000		43,610
senior secured note, 11.50%, 1/22/23	China	200,000		81,500
[d]CIFI Holdings Group Co. Ltd., senior note, Reg S,
5.50%, 1/23/22	China	200,000		202,499
5.95%, 10/20/25	China	200,000		210,290
4.45%, 8/17/26	China	200,000		198,014
[d]Country Garden Holdings Co. Ltd., senior secured note, Reg S,
7.125%, 1/27/22	China	200,000		204,153
4.75%, 7/25/22	China	400,000		405,618
4.75%, 1/17/23	China	2,000,000		2,040,670
[d]Easy Tactic Ltd., senior secured note, Reg S, 8.125%, 2/27/23	China	200,000		153,250
[d]Expand Lead Ltd., senior note, Reg S, 4.95%, 7/22/26	China	400,000		408,087
[d]Gemdale Ever Prosperity Investment Ltd., E, senior note, Reg S, 4.95%, 8/12/24	China	300,000		306,772
[d]Greenland Global Investment Ltd., senior bond, Reg S, 5.875%, 7/03/24	China	200,000		157,000
[d]Kaisa Group Holdings Ltd., senior secured note, Reg S,
11.25%, 4/09/22	China	350,000		351,575
9.75%, 9/28/23	China	200,000		190,250
11.70%, 11/11/25	China	200,000		188,750
[d]Leading Affluence Ltd., senior bond, Reg S, 4.50%, 1/24/23	China	500,000		519,480
[d]Logan Group Co. Ltd., senior note, Reg S, 5.75%, 1/03/22	China	400,000		404,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Real Estate Management & Development (continued)
[d]Logan Group Co. Ltd., senior note, Reg S, (continued)
6.50%, 7/16/23	China	200,000		$204,635
4.70%, 7/06/26	China	300,000		297,021
[d]New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000		198,000
[d,g]Overseas Chinese Town Asia Holdings Ltd., senior note, Reg S, 4.50% to 7/15/23, FRN thereafter, Perpetual	China	200,000		206,830
[d]Powerlong Real Estate Holdings Ltd., Reg S,
senior note, 4.00%, 7/25/22	China	200,000		199,500
senior note, 4.90%, 5/13/26	China	200,000		195,000
senior secured note, 4.875%, 9/15/21	China	200,000		200,199
[d]Shimao Group Holdings Ltd., senior secured note, Reg S, 6.375%, 10/15/21	China	400,000		401,970
[d]Sunac China Holdings Ltd., Reg S,
senior note, 6.80%, 10/20/24	China	300,000		297,771
senior secured note, 6.65%, 8/03/24	China	200,000		198,013
senior secured note, 6.50%, 1/26/26	China	200,000		194,264
[d]Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000		199,385
[d]Vanke Real Estate Hong Kong Co. Ltd., senior note,
[h]FRN, Reg S, 1.679%, (3-Month USD LIBOR + 1.55%), 5/25/23	China	400,000		401,194
Reg S, 4.15%, 4/18/23	China	200,000		208,587

				10,071,971

Road & Rail 0.2%
[d]Uber Technologies Inc., senior note, 144A,
7.50%, 5/15/25	United States	295,000		314,913
8.00%, 11/01/26	United States	1,085,000		1,156,881
7.50%, 9/15/27	United States	455,000		496,519
6.25%, 1/15/28	United States	200,000		214,750
4.50%, 8/15/29	United States	1,145,000		1,128,918

				3,311,981

Semiconductors & Semiconductor Equipment 0.2%
Broadcom Inc., senior bond, 4.30%, 11/15/32	United States	415,000		475,393
[d]Marvell Technology Inc., senior bond, 144A, 2.95%, 4/15/31	United States	95,000		99,025
[d]Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	85,000		84,959
Micron Technology Inc., senior bond,
5.327%, 2/06/29	United States	385,000		466,300
4.663%, 2/15/30	United States	140,000		164,506
[d]TSMC Global Ltd., senior bond, Reg S, 2.25%, 4/23/31	Taiwan	1,480,000		1,497,163

				2,787,346

Specialty Retail 0.4%
[d]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	180,000		187,425
5.50%, 4/15/27	United States	137,000		141,573
5.875%, 10/01/28	United States	353,000		368,885
4.875%, 9/01/29	United States	636,000		630,406
[d]China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		290,959
[d]Douglas GMBH, senior secured note, 144A, 6.00%, 4/08/26	Germany	1,714,000	EUR	2,049,779
[d]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	754,000		803,952
[d,j]Kirk Beauty Sun GMBH, senior note, 144A, PIK, 8.25%, 10/01/26	Germany	382,000	EUR	447,688
[d]LS Finance 2017 Ltd., senior note, Reg S, 4.80%, 6/18/26	Hong Kong	200,000		195,538

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Specialty Retail (continued)
[d]LS Finance 2017 Ltd., senior note, Reg S, (continued)
E, 4.875%, 7/15/24	Hong Kong	200,000	$199,263

			5,315,468

Thrifts & Mortgage Finance 0.1%
[d]IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	400,000	392,000
[d]Indiabulls Housing Finance Ltd., E, senior secured note, Reg S, 6.375%, 5/28/22	India	400,000	393,998

			785,998

Trading Companies & Distributors 0.1%
Air Lease Corp.,
senior bond, 3.125%, 12/01/30	United States	360,000	369,315
[f,g]junior sub. note, B, 4.65% to 6/15/26, FRN thereafter, Perpetual	United States	180,000	189,270
Aircastle Ltd.,
[d,g]junior sub. note, 144A, 5.25%, Perpetual	United States	55,000	55,289
senior note, 4.25%, 6/15/26	United States	310,000	341,074
[d]BOC Aviation Ltd., G, senior note, Reg S, 3.00%, 5/23/22	Singapore	200,000	202,366

			1,157,314

Transportation Infrastructure 0.0%†
[d]Adani Ports & Special Economic Zone Ltd.,
senior bond, Reg S, 3.828%, 2/02/32	India	500,000	505,751
senior note, 144A, 4.20%, 8/04/27	India	200,000	212,376

			718,127

Wireless Telecommunication Services 0.1%
[d]Bharti Airtel Ltd., senior bond, 144A, 3.25%, 6/03/31	India	200,000	202,750
T-Mobile USA Inc.,
senior bond, 3.50%, 4/15/31	United States	220,000	234,520
senior note, 3.375%, 4/15/29	United States	455,000	481,303

			918,573

Total Corporate Bonds and Notes (Cost $110,818,488)			115,591,976

Corporate Bonds and Notes in Reorganization 0.2%
Airlines 0.1%
[d,l]LATAM Finance Ltd., senior note, 144A,
6.875%, 4/11/24	Chile	200,000	181,750
7.00%, 3/01/26	Chile	800,000	730,696

			912,446

Diversified Telecommunication Services 0.0%†
[d,l]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	304,000	362,140

Metals & Mining 0.1%
[d,l]Samarco Mineracao SA, senior bond, Reg S,
4.125%, 11/01/22	Brazil	925,000	648,656
5.75%, 10/24/23	Brazil	184,000	139,610

			788,266

Road & Rail 0.0%†
[e,l]Hertz Corp. Escrow, senior note, zero cpn., 1/15/28	United States	1,584,000	—

Total Corporate Bonds and Notes in Reorganization (Cost $2,076,046)			2,062,852

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests 0.4%
Airlines 0.0%†
United Airlines Inc., Term Loan B, 4.50%, (1-Month USD LIBOR + 3.75%), 4/14/28	United States	99,750		$100,113

Communications Equipment 0.0%†
Riverbed Technology Inc., Term Loan B, 7.50%, (3-Month USD LIBOR + 6.50%), 12/31/26	United States	369,295		284,972

Diversified Financial Services 0.1%
MPH Acquisition Holdings LLC, Term Loan B, 4.75%, (3-Month USD LIBOR + 4.25%), 8/17/28	United States	977,829		971,595
Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		134,737

				1,106,332

Diversified Telecommunication Services 0.2%
Frontier Communications Corp., Term Loan DIP, 4.50%, (1- Month USD LIBOR + 3.75%), 10/08/21	United States	259,730		260,056
[m]Intelsat Jackson Holdings SA,
Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	2,000,000		2,042,500
Term Loan DIP, 6.50%, (1-Month USD LIBOR + 5.50%), 7/13/22	United States	91,150		91,976

				2,394,532

Entertainment 0.0%†
Playtika Holding Corp., Term Loan B, 2.835%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	219,450		218,964

Equity Real Estate Investment Trusts (REITs) 0.1%
[m]The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	263,716		247,003
McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	170,938	GBP	234,133

				481,136

Household Durables 0.0%†
Weber-Stephen Products LLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27	United States	69,608		69,731

Insurance 0.0%†
AmWINS Group Inc., Term Loan B, 3.00%, (1-Month USD LIBOR + 2.25%), 2/19/28	United States	42,812		42,458

Pharmaceuticals 0.0%†
Jazz Pharmaceuticals PLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 4/22/28	United States	85,000		85,123

Professional Services 0.0%†
CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 4/14/28	United States	170,000		169,601

Total Senior Floating Rate Interests (Cost $4,811,043)				4,952,962

Credit-Linked Notes 0.4%
[d]Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 9/30/21	Egypt	11,143,016	EGP	703,018
[d]Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 12/16/21	Egypt	11,472,817	EGP	705,439
[d]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 12/23/21	Egypt	7,925,000	EGP	485,949
[d]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 2/10/22	Egypt	13,350,000	EGP	805,422
[d]ICBC Standard Bank PLC, (Egypt), EMTN, 144A, zero cpn., 9/30/21	Egypt	38,826,172	EGP	2,442,092

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Credit-Linked Notes (continued)
[d]JPMorgan Chase Bank NA, (Egypt), EMTN, senior note, 144A, zero cpn., 9/16/21	Egypt	11,801,000	EGP	$747,522

Total Credit-Linked Notes (Cost $5,892,841)				5,889,442

Foreign Government and Agency Securities 4.7%
[d]Banque Centrale de Tunisie International Bond, senior bond, Reg S, 5.75%, 1/30/25	Tunisia	888,000		785,233
Brazil Notas Do Tesouro Nacional Serie F, NTNF, senior bond, 10.00%, 1/01/25	Brazil	2,332,000	BRL	456,801
[d]Export-Import Bank of Korea, senior note,
144A, 4.89%, 8/09/23	South Korea	35,800,000	INR	491,523
Reg S, 6.75%, 8/09/22	South Korea	7,100,000	INR	99,169
[d]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	1,814,000		1,916,146
9.375%, 5/08/48	Angola	376,000		400,989
9.125%, 11/26/49	Angola	1,528,000		1,600,664
Government of Argentina, senior bond,
2.00%, 1/09/38	Argentina	6,442,995		2,662,052
2.50%, 7/09/41	Argentina	2,370,073		928,618
[d]Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	721,000		787,692
[d]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000		523,587
Government of Colombia, B, senior bond, 7.00%, 6/30/32	Colombia	7,960,100,000	COP	2,068,836
[d]Government of Ecuador, Reg S,
senior bond, 1.00%, 7/31/35	Ecuador	1,294,113		938,245
senior note, 5.00%, 7/31/30	Ecuador	2,070,412		1,847,863
Government of Egypt,
[d]senior bond, Reg S, 7.50%, 1/31/27	Egypt	1,046,000		1,168,206
[d]senior bond, Reg S, 7.60%, 3/01/29	Egypt	789,000		868,018
[d]senior bond, 144A, 5.875%, 2/16/31	Egypt	487,000		482,334
[d]senior bond, Reg S, 8.70%, 3/01/49	Egypt	222,000		235,312
[d]senior bond, Reg S, 8.875%, 5/29/50	Egypt	200,000		216,018
senior note, zero cpn., 9/21/21	Egypt	23,025,000	EGP	1,460,148
[d]Government of Ghana,
senior bond, Reg S, 8.875%, 5/07/42	Ghana	1,154,000		1,151,495
senior bond, Reg S, 8.95%, 3/26/51	Ghana	1,315,000		1,294,683
senior note, 144A, zero cpn., 4/07/25	Ghana	278,000		219,331
senior note, 144A, 7.75%, 4/07/29	Ghana	372,000		376,699
Government of Indonesia, FR68, senior bond, 8.375%, 3/15/34	Indonesia	52,911,000,000	IDR	4,253,284
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		364,444
[d]Government of Jordan, 144A,
senior bond, 5.85%, 7/07/30	Jordan	386,000		408,221
senior note, 4.95%, 7/07/25	Jordan	578,000		608,273
Government of Mexico, senior bond,
4.28%, 8/14/41	Mexico	350,000		375,354
3.771%, 5/24/61	Mexico	455,000		435,237
[d]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	1,531,000		1,716,442
[d]Government of Oman,
senior bond, Reg S, 4.75%, 6/15/26	Oman	900,000		935,454
senior bond, 144A, 6.25%, 1/25/31	Oman	418,000		456,911
senior bond, Reg S, 6.75%, 1/17/48	Oman	412,000		422,269
senior bond, 144A, 7.00%, 1/25/51	Oman	286,000		299,092
senior note, 144A, 4.875%, 6/15/30	Oman	221,000		232,226
[d]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	2,414,000		2,529,896
Government of Peru, senior bond, 6.15%, 8/12/32	Peru	9,320,000	PEN	2,250,807

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Foreign Government and Agency Securities (continued)
Government of Russia,
senior bond, 6233, 6.10%, 7/18/35	Russia	111,039,000		RUB	$1,384,747
senior note, 6227, 7.40%, 7/17/24	Russia	98,076,000		RUB	1,363,036
senior note, 6229, 7.15%, 11/12/25	Russia	74,375,000		RUB	1,029,655
[d]Government of Saudi Arabia, senior bond,
144A, 2.75%, 2/03/32	Saudi Arabia	910,000			947,069
144A, 3.75%, 1/21/55	Saudi Arabia	354,000			377,697
Reg S, 2.75%, 2/03/32	Saudi Arabia	302,000			314,302
Government of South Africa, senior bond,
2030, 8.00%, 1/31/30	South Africa	56,638,538		ZAR	3,727,100
2032, 8.25%, 3/31/32	South Africa	25,977,596		ZAR	1,652,033
2035, 8.875%, 2/28/35	South Africa	13,939,884		ZAR	882,955
2037, 8.50%, 1/31/37	South Africa	24,425,000		ZAR	1,460,582
Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	875,000			926,726
[d]Government of Ukraine,
senior bond, Reg S, 7.375%, 9/25/32	Ukraine	751,000			804,719
senior bond, Reg S, 1.258%, 5/31/40	Ukraine	4,955,000			5,663,565
senior note, 144A, 6.876%, 5/21/29	Ukraine	302,000			319,815
senior note, Reg S, 6.876%, 5/21/29	Ukraine	966,000			1,022,984
[d]Government of Zambia, Reg S,
senior bond, 5.375%, 9/20/22	Zambia	2,168,000			1,664,907
senior bond, 8.97%, 7/30/27	Zambia	512,000			404,282
[d]Hazine Mustesarligi Varlik Kiralama AS, senior note, Reg S, 5.125%, 6/22/26	Turkey	950,000			958,045
International Finance Corp., senior note, 5.85%, 11/25/22	Supranational[n]	8,120,000		INR	113,046
[d]Malaysia Wakala Sukuk Bhd, senior bond, Reg S, 3.075%, 4/28/51	Malaysia	500,000			525,620
Mexican Bonos, M, senior note, 6.75%, 3/09/23	Mexico	9,060,800	º	MXN	459,654
[i]Provincia de Buenos Aires,
[h]FRN, 37.979%, (ARS BADLAR + 3.83%), 5/31/22	Argentina	18,295,000		ARS	100,706
[d,h]144A, FRN, Reg S, 37.892%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000		ARS	17,087
[d]senior bond, 144A, 3.90%, 9/01/37	Argentina	330,000		ARS	156,750
[d]The Third Pakistan International Sukuk Co. Ltd., senior note, Reg S, 5.50%, 10/13/21	Pakistan	200,000			200,625

Total Foreign Government and Agency Securities (Cost $64,094,777)					64,745,279

Foreign Government and Agency Securities in Reorganization (Cost $240,042) 0.0%†
[l]Government of Lebanon, G, senior bond, 6.375%, 3/09/20	Lebanon	1,784,000			231,920

U.S. Government and Agency Securities 0.1%
U.S. Treasury Bond,
1.875%, 2/15/41	United States	2,000			2,016
1.625%, 11/15/50	United States	556,000			517,493
1.875%, 2/15/51	United States	367,000			362,384
U.S. Treasury Note, 1.625%, 5/15/31	United States	738,000			761,062

Total U.S. Government and Agency Securities (Cost $1,573,108)					1,642,955

Asset-Backed Securities and Commercial Mortgage-Backed Securities 6.7%
Diversified Financial Services 5.2%
[d]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	48,710			50,403

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[p]ACE Securities Corp. Home Equity Loan Trust, 2003-FM1, M1, FRN, 1.374%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States	1,306,234	$1,329,110
[d]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	177,225	190,490
[d,p]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.276%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000	287,367
[d]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	170,624	67,004
[d,p]Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 2.884%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000	244,149
[d]American Credit Acceptance Receivables Trust, 144A,
2020-3, D, 2.40%, 6/15/26	United States	200,000	206,060
2020-4, D, 1.77%, 12/14/26	United States	185,000	188,220
AmeriCredit Automobile Receivables Trust, 2020-3, D, 1.49%, 9/18/26	United States	305,000	309,021
[d,p]Apex Credit CLO Ltd., 2018-1A, DR, 144A, FRN, 3.529%, (3- Month USD LIBOR + 3.40%), 10/27/28	United States	1,000,000	995,863
[d]Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States	99,000	104,368
[p]Argent Securities Inc., 2004-W3, M4, FRN, 3.745%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	212,838	228,254
[d]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	25,098
[d]Avis Budget Rental Car Funding AESOP LLC, 144A,
2020-2A, B, 2.96%, 2/20/27	United States	100,000	106,424
2020-2A, C, 4.25%, 2/20/27	United States	100,000	109,369
[d,p]Barings CLO Ltd., 2019-4A, C, 144A, FRN, 2.926%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000	401,661
[d,p]Barings Euro CLO BV, 2014-1, 144A, FRN, 1.90%, (3-Month EURIBOR + 1.90%), 7/15/31	Netherlands	500,000	592,775
[d,p]Battalion CLO XIV Ltd., 2019-14A, E, 144A, FRN, 6.814%, (3- Month USD LIBOR + 6.68%), 4/20/32	United States	250,000	250,666
[d]Bayview Opportunity Master Fund V Trust, 2020-RN3, A1, 144A, 3.228%, 9/25/35	United States	625	627
[q]Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 2.77%, 5/25/36	United States	1,162,895	991,947
[d]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	181,953	183,591
[d,p]BNPP IP CLO Ltd., 2017-2A, DR, 144A, FRN, 3.629%, (3-Month USD LIBOR + 3.50%), 10/30/25	United States	1,250,000	1,245,142
[d,p]BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.896%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,161,771	1,165,226
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	118,750
[d,p]Canyon Capital CLO, 2019-2A, E, 144A, FRN, 7.276%, (3-Month USD LIBOR + 7.15%), 10/15/32	United States	250,000	250,698
[d,p]Carlyle US CLO Ltd., 2017-4A, C, 144A, FRN, 2.926%, (3-Month USD LIBOR + 2.80%), 1/15/30	United States	250,000	241,184
Carmax Auto Owner Trust, 2018-4, D, 4.15%, 4/15/25	United States	60,000	62,609
[d]Castlelake Aircraft Structured Trust, 2021-1A, A, 144A, 3.474%, 1/15/46	United States	395,355	409,158
[d,p]Catamaran CLO Ltd., 144A, FRN,
2014-2, C, 3.634%, (3-Month USD LIBOR + 3.50%), 10/18/26	United States	2,030,000	2,042,812
2014-2A, D, 4.984%, (3-Month USD LIBOR + 4.85%), 10/18/26	United States	1,000,000	985,950
2017-1A, CR, 1.929%, (3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000	250,139
[d,p]CHCP Ltd., 2021-FL1, C, 144A, FRN, 2.265%, (1-Month USD LIBOR + 2.21%), 2/15/38	United States	1,000,000	1,005,049

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
CHL Mortgage Pass-Through Trust,
[p]2003-15, 1A1, FRN, 0.584%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	98,429	$98,189
2004-4, M, 5.50%, 5/25/34	United States	903,655	633,808
2006-21, A8, 5.75%, 2/25/37	United States	360,504	273,294
[q]2006-HYB1, 2A2C, FRN, 2.691%, 3/20/36	United States	1,201,394	1,172,773
[q]2006-HYB4, 3B, FRN, 3.665%, 6/20/36	United States	1,611,529	1,374,127
[d]CLI Funding VIII LLC, 2021-1A, A, 144A, 1.64%, 2/18/46	United States	380,086	379,715
[d,p]Connecticut Avenue Securities Trust, 2020-R01, 1M2, 144A,
FRN, 2.134%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	57,446	57,784
[d]CoreVest American Finance Trust, 144A,
2019-2, B, 3.424%, 6/15/52	United States	100,000	108,415
2020-4, C, 2.25%, 12/15/52	United States	100,000	99,814
[d]CSMC Trust, 144A,
[q]2019-RP10, A1, FRN, 3.011%, 12/26/59	United States	145,550	146,500
[q]2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	113,982	115,584
2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000	155,697
[d,p]Cutwater Ltd., 2017-1A, CR, 144A, FRN, 3.726%, (3-Month USD LIBOR + 3.60%), 7/15/26	United States	1,000,000	1,003,075
[d]DB Master Finance LLC, 2019-1A, A23, 144A, 4.352%, 5/20/49	United States	147,000	161,912
[d,q] DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000	103,940
[d]Domino’s Pizza Master Issuer LLC, 144A,
2017-1A, A23, 4.118%, 7/25/47	United States	164,050	177,500
2018-1A, A2II, 4.328%, 7/25/48	United States	175,050	190,475
2019-1A, A2, 3.668%, 10/25/49	United States	167,450	181,219
2021-1A, A2I, 2.662%, 4/25/51	United States	224,438	234,185
Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	17,257	17,596
[d]DT Auto Owner Trust, 2020-3A, D, 144A, 1.84%, 6/15/26	United States	80,000	81,701
[d]Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	117,679	120,895
Exeter Automobile Receivables Trust,
[d]2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000	96,017
2020-3A, C, 1.32%, 7/15/25	United States	145,000	146,776
[q]Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 0.589%, 5/28/35	United States	325,609	315,170
[d]First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000	41,048
[d]FirstKey Homes Trust, 144A,
2020-SFR1, F1, 3.638%, 8/17/37	United States	225,000	231,421
2020-SFR2, F1, 3.017%, 10/19/37	United States	320,000	328,017
[d]Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000	94,291
[d,p]FREMF Mortgage Trust, 2021-KF112, D, 144A, FRN, 3.046%, (1-Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,601,454
[d,p]Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 5.981%, (3-Month USD LIBOR + 5.85%), 11/22/31	United States	260,000	256,360
[d]GLS Auto Receivables Trust, 144A,
2020-1A, C, 2.72%, 11/17/25	United States	150,000	154,032
2020-3A, C, 1.92%, 5/15/25	United States	330,000	335,889
[d,p]GPMT Ltd., 144A, FRN,
2018-FL1, C, 2.238%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,400,000	1,400,081
2019-FL2, D, 3.038%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	800,000	797,899
[d,p]Grand Avenue CRE, 2019-FL1, B, 144A, FRN, 1.947%, (1-Month USD LIBOR + 1.85%), 6/15/37	United States	1,200,000	1,203,331
[d,p]Grosvenor Place CLO BV, 2015-1X, FRN, Reg S, 7.25%, (3-Month EURIBOR + 7.25%), 10/30/29	Netherlands	798,000	940,701

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d,p]GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.034%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	899,129	$904,907
[d,p]Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.634%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	1,490,000	1,486,866
[d]Hardee’s Funding LLC, 2020-1A, A2, 144A, 3.981%, 12/20/50	United States	164,175	175,797
[d,p]Hayfin Kingsland XI Ltd., 2019-2A, E, 144A, FRN, 7.034%, (3-Month USD LIBOR + 6.90%), 7/20/32	United States	70,000	68,950
[d]HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000	336,442
[d]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	210,238	209,922
Legacy Mortgage Asset Trust,
[d]2019-GS3, A1, 144A, 3.75%, 4/25/59	United States	94,351	95,135
[d]2019-GS4, A1, 144A, 3.438%, 5/25/59	United States	148,264	148,557
2019-PR1, A2, 4.50%, 9/25/59	United States	1,600,000	1,599,062
[d]2020-GS1, A1, 144A, 2.882%, 10/25/59	United States	231,541	232,802
[p]Long Beach Mortgage Loan Trust, 2005-1, M6, FRN, 1.659%, (1-Month USD LIBOR + 1.58%), 2/25/35	United States	2,609,066	2,716,423
[d,p]Marathon CLO V Ltd., 2017-5A, CR, 144A, FRN, 2.881%, (3-Month USD LIBOR + 2.75%), 11/21/27	United States	2,200,000	2,130,310
[d,p]Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 3.621%, (3-Month USD LIBOR + 3.50%), 5/13/28	United States	1,000,000	983,906
[d]Marlette Funding Trust, 2019-4A, B, 144A, 2.95%, 12/17/29	United States	290,000	293,939
[p]Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 0.404%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	918,062	863,623
[d,q]Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	99,386
[p]MortgageIT Mortgage Loan Trust, 2006-1, 2A1B, FRN, 0.644%, (1-Month USD LIBOR + 0.56%), 4/25/36	United States	610,887	235,861
[d,p]Mountain View CLO 2014-1 Ltd., 2018-1A, DRR, 144A, FRN, 3.776%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000	2,006,060
[d]MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	219,107	232,582
[d]MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	60,481	62,124
[d] Navient Private Education Refi Loan Trust, 144A,
2019-FA, B, 3.12%, 8/15/68	United States	210,000	217,492
2019-GA, B, 3.08%, 10/15/68	United States	140,000	145,590
[d,p]Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.032%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	410,792
[d,p]Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 5.326%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	344,015
[p]Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.639%, (1-Month USD LIBOR + 0.56%), 3/25/36	United States	1,319,630	1,311,314
[d,p]Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.038%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	249,500
[d,p]OHA Credit Funding 2 Ltd., 2021-2A, DR, 144A, FRN, 3.434%, (3-Month USD LIBOR + 3.30%), 4/21/34	United States	335,000	335,029
[d,p]OHA Credit Funding 4 Ltd., 2019-4A, E, 144A, FRN, 6.284%, (3-Month USD LIBOR + 6.10%), 10/22/32	United States	320,000	319,040
[d]OneMain Financial Issuance Trust, 144A,
2015-3A, B, 4.16%, 11/20/28	United States	155,000	155,612
2020-2A, C, 2.76%, 9/14/35	United States	100,000	104,204
[d,p]Palmer Square CLO Ltd., 2018-3A, D, 144A, FRN, 4.525%, (3-Month USD LIBOR + 4.40%), 8/15/26	United States	250,000	249,775
[d,p]Pikes Peak CLO 3, 2019-3A, E, 144A, FRN, 6.985%, (3-Month USD LIBOR + 6.86%), 4/25/30	United States	250,000	250,355
[d,p]Pikes Peak CLO 4, 2021-4A, ER, 144A, FRN, 6.721%, (3-Month USD LIBOR + 6.61%), 7/15/34	United States	250,000	249,029

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	147,750	$152,750
[d]Prestige Auto Receivables Trust, 144A,
2019-1A, E, 3.90%, 5/15/26	United States	100,000	102,835
2020-1A, E, 3.67%, 2/15/28	United States	100,000	103,473
[d]Progress Residential Trust, 144A,
2018-SFR3, E, 4.873%, 10/17/35	United States	100,000	100,279
2019-SFR1, E, 4.466%, 8/17/35	United States	115,000	116,607
2019-SFR2, E, 4.142%, 5/17/36	United States	175,000	178,827
2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	100,991
2021-SFR2, E2, 2.647%, 4/19/38	United States	100,000	100,958
2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	233,311
2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	260,905
[d,q]RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 2.454%, 10/25/35	United States	327,730	324,821
[d]Republic Finance Issuance Trust, 2019-A, A, 144A, 3.43%, 11/22/27	United States	240,000	242,312
Santander Drive Auto Receivables Trust,
2020-1, D, 5.35%, 3/15/28	United States	240,000	261,458
2020-2, D, 2.22%, 9/15/26	United States	100,000	102,233
2020-4, D, 1.48%, 1/15/27	United States	305,000	309,723
[p]Saxon Asset Securities Trust, 2002-3, M2, FRN, 2.672%, (1-Month USD LIBOR + 2.59%), 12/25/32	United States	1,133,472	1,130,704
[d]SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	100,007
[d,q]Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,749,280	1,535,578
[d]Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	216,159	217,685
[d,p]Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.575%, (3-Month USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,251,326
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	391,285	388,429
[p]SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	200,000	194,646
[d,p]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.843%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	57,100	57,367
[d]SoFi Consumer Loan Program Trust, 144A,
2018-1, B, 3.65%, 2/25/27	United States	51,630	52,217
2019-4, C, 2.84%, 8/25/28	United States	130,000	133,191
[d]SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	30,671	30,984
[p]Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.759%, (1-Month USD LIBOR + 0.68%), 12/25/36	United States	1,745,993	2,059,129
[d]SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	216,370	218,954
[d]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	164,302	147,373
[d]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	121,875	128,789
[d,p]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.619%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,650,000	1,654,408
[d,p]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.496%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	4,375
[d]Textainer Marine Containers VII Ltd., 2021-1A, A, 144A, 1.68%, 2/20/46	Bermuda	182,407	182,029
[d]Towd Point Mortgage Trust, 144A, FRN,
[q]2018-5, M1, 3.25%, 7/25/58	United States	100,000	105,132
[q]2019-2, M1, 3.75%, 12/25/58	United States	200,000	213,268

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]Towd Point Mortgage Trust, 144A, FRN, (continued)
[p]2019-HE1, M2, 1.834%, (1-Month USD LIBOR + 1.75%), 4/25/48	United States	1,481,000	$1,496,293
[d,p]TPG Real Estate Finance Issuer Ltd., 2018-FL2, C, 144A, FRN, 2.393%, (1-Month USD LIBOR + 2.30%), 11/15/37	United States	1,000,000	999,399
[d]Tricon American Homes Trust, 2020-SFR2, E1, 144A, 2.73%, 11/17/39	United States	100,000	100,577
[d]VCAT LLC, 2021-NPL1, A1, 144A, 2.289%, 12/26/50	United States	87,293	87,633
[d,p]VMC Finance LLC, 144A, FRN,
2019-FL3, C, 2.143%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	1,145,249	1,138,231
2021-FL4, C, 2.339%, (1-Month USD LIBOR + 2.25%), 6/16/36	United States	1,000,000	1,003,121
[d,p]Voya CLO Ltd., 2014-3A, D, 144A, FRN, 5.125%, (3-Month USD LIBOR + 5.00%), 7/25/26	United States	2,100,000	2,107,542
[d,q]WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 2.351%, 12/27/49	United States	2,866,082	2,330,621
[d]Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	185,816	185,270
[q]Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 2.697%, 10/25/37	United States	162,633	159,574
[d]Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	212,300	227,258
[d]Westlake Automobile Receivables Trust, 2020-3A, D, 144A, 1.65%, 2/17/26	United States	120,000	122,024
[d,p]York CLO-6 Ltd., 2019-1A, D, 144A, FRN, 4.138%, (3-Month USD LIBOR + 4.00%), 7/22/32	United States	455,000	457,011

			71,605,898

Equity Real Estate Investment Trusts (REITs) 0.0%†
[d]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	273,648
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	110,428
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	228,041
[d]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	18,652	18,950
2018-1, C, 4.53%, 1/21/31	United States	46,756	48,137
2019-1A, B, 3.53%, 2/20/32	United States	45,642	47,186

			726,390

Mortgage Real Estate Investment Trusts (REITs) 1.5%
[p]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 0.364%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	154,165	149,032
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	4,008	4,155
Banc of America Funding Trust,
2003-1, B2, 6.00%, 5/20/33	United States	172,656	119,934
2007-4, 5A1, 5.50%, 11/25/34	United States	50,339	50,202
[q]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 2.621%, 2/25/35	United States	3,158	3,271
[d,p]BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 2.636%, (1-Month USD LIBOR + 2.54%), 10/15/37	United States	210,000	211,939
[d,p]BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.169%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	414,386	421,045
[q]Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 3.037%, 5/25/37	United States	1,303,463	1,289,746
[d,p]BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.846%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	2,500,000	2,506,250
[d]CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	186,446	187,583

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[d,q]Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 5.109%, 5/10/47	United States	330,000		$309,795
[d]Citigroup Mortgage Loan Trust, 144A,
[q]2009-10, 6A2, FRN, 2.185%, 9/25/34	United States	27,365		28,681
[q]2019-B, A1, FRN, 3.258%, 4/25/66	United States	89,442		90,246
2019-E, A1, 3.228%, 11/25/70	United States	213,646		214,352
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	29,986		31,087
2004-16CB, 1A1, 5.50%, 7/25/34	United States	14,143		14,545
2004-16CB, 3A1, 5.50%, 8/25/34	United States	14,980		15,405
2004-3T1, M, 6.00%, 5/25/34	United States	257,919		207,182
2004-J10, 2CB1, 6.00%, 9/25/34	United States	46,545		48,481
2005-J1, 2A1, 5.50%, 2/25/25	United States	2,351		2,379
[p]Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 0.604%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000		2,235,666
[q]Countrywide Home Loans Mortgage Pass-Through Trust, 2004- HYB4, 2A1, FRN, 2.55%, 9/20/34	United States	40,328		40,497
[d,p]Credit Suisse Commercial Mortgage Securities Corp., 2019- SKLZ, D, 144A, FRN, 3.696%, (1-Month USD LIBOR + 3.60%), 1/15/34	United States	105,000		104,014
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.50%, 5/25/32	United States	149,864		147,337
2003-27, 4A4, 5.75%, 11/25/33	United States	13,695		14,654
2005-8, 1A3, 5.25%, 9/25/35	United States	95,502		94,020
[d]CSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000		162,017
2014-USA, E, 4.373%, 9/15/37	United States	400,000		364,076
[p]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.747%, (1- Month USD LIBOR + 0.66%), 9/19/45	United States	33,005		25,083
[d,p]Dukinfield II PLC, 2016-2, A, FRN, Reg S, 1.331%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	128,889	GBP	177,378
[p]FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 3.384%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	114,609		116,552
[d]GCAT LLC, 2020-4, A1, 144A, 2.611%, 12/25/25	United States	258,515		260,151
[q]GS Mortgage Securities Trust, FRN,
[d]2011-GC5, C, 144A, 5.303%, 8/10/44	United States	100,000		85,987
[d]2011-GC5, D, 144A, 5.303%, 8/10/44	United States	195,000		102,862
2014-GC18, B, 4.885%, 1/10/47	United States	100,000		99,328
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	7,949		8,130
[q]2005-AR6, 4A5, FRN, 2.848%, 9/25/35	United States	28,163		28,410
[p]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.727%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	73,475		68,736
IndyMac INDX Mortgage Loan Trust, FRN,
[q]2004-AR15, B1, 2.738%, 2/25/35	United States	1,618,603		1,390,962
[p]2004-AR7, A5, 1.304%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	35,633		34,279
[q]2005-AR11, A3, 2.979%, 8/25/35	United States	41,949		38,609
[p]2006-AR2, 2A1, 0.504%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	175,532		142,379
[q]2006-AR3, 3A1A, 3.066%, 4/25/36	United States	1,958,381		1,990,387
[q]JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 2.962%, 5/25/36	United States	1,420,399		1,106,211
[d,q]JPMorgan Chase Commercial Mortgage Securities Trust, 144A, FRN, 2012-C8, C, 4.78%, 10/15/45	United States	100,000		101,344

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[d,q]JPMorgan Chase Commercial Mortgage Securities Trust, 144A, FRN, (continued)
2012-LC9, C, 4.508%, 12/15/47	United States	100,000	$101,767
2012-LC9, D, 4.508%, 12/15/47	United States	120,000	117,917
JPMorgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	67,890	71,173
[q]2006-A3, 2B1, FRN, 2.679%, 4/25/35	United States	1,899,836	1,261,431
[q]2007-A1, 4A2, FRN, 2.306%, 7/25/35	United States	1,528	1,538
[p]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 0.604%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	30,881	28,593
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	123,580	126,263
2004-8, 2A1, 6.00%, 9/25/34	United States	28,722	29,596
[q]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 2.091%, 5/25/36	United States	1,733	1,769
[q]Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.497%, 8/15/46	United States	200,000	150,049
[d,q]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.385%, 6/15/44	United States	150,000	122,373
[d,q]MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.425%, 10/15/30	United States	340,000	271,697
[d]PRPM LLC, 144A,
2020-3, A2, 5.071%, 9/25/25	United States	100,000	100,749
2020-5, A2, 5.437%, 11/25/25	United States	305,000	307,377
[q]2021-2, A2, FRN, 3.77%, 3/25/26	United States	130,000	130,393
2021-3, A1, 1.867%, 4/25/26	United States	187,999	189,132
[d]RCO V Mortgage LLC, 2020-1, A1, 144A, 3.105%, 9/25/25	United States	70,408	71,019
[q]RFMSI Trust, 2005-SA1, 1A1, FRN, 3.617%, 3/25/35	United States	88,079	56,472
[p]Structured ARM Loan Trust, 2005-14, A1, FRN, 0.394%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	197,147	144,634
[d]Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	190,342
[d]VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	96,579	96,731
[d]VOLT XCII LLC, 2021-NPL2, A1, 144A, 1.893%, 2/27/51	United States	237,403	238,523
[d]VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	215,590
Wells Fargo Commercial Mortgage Trust,
[q]2013-LC12, B, FRN, 4.443%, 7/15/46	United States	190,000	190,742
2014-LC16, C, 4.458%, 8/15/50	United States	215,000	143,811
[q]2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	100,353
[q]2016-C36, C, FRN, 4.324%, 11/15/59	United States	100,000	89,647
[d,q]2019-JWDR, C, 144A, FRN, 3.139%, 9/15/31	United States	290,000	292,778
WFRBS Commercial Mortgage Trust,
[d,q]2011-C3, D, 144A, FRN, 5.513%, 3/15/44	United States	243,673	123,591
[d,q]2011-C4, E, 144A, FRN, 5.023%, 6/15/44	United States	120,000	81,790
[q]2012-C10, C, FRN, 4.495%, 12/15/45	United States	320,000	282,078
[d,q]2012-C6, D, 144A, FRN, 5.946%, 4/15/45	United States	150,000	151,719
[q]2012-C7, C, FRN, 4.957%, 6/15/45	United States	25,000	18,522
[d,q]2012-C7, D, 144A, FRN, 4.957%, 6/15/45	United States	130,000	69,987
[d,e,q]2012-C7, E, 144A, FRN, 4.957%, 6/15/45	United States	75,000	14,962
2014-C20, B, 4.378%, 5/15/47	United States	100,000	104,858
[q]2014-C24, B, FRN, 4.204%, 11/15/47	United States	100,000	101,786

			20,636,131

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $91,966,480)			92,968,419

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Municipal Bonds in Reorganization 0.5%
Puerto Rico 0.5%
[l]Commonwealth of Puerto Rico,
8.00%, 7/01/35	United States	6,980,000	$5,941,725
5.50%, 7/01/39	United States	715,000	643,500
5.00%, 7/01/41	United States	1,000,000	858,750

Total Municipal Bonds in Reorganization (Cost $4,539,041)			7,443,975

	Number of Contracts	Notional Amount#

Options Purchased 0.1%

Calls - Exchange-Traded 0.0%†
1Life Healthcare Inc., October Strike Price $30.00, Expires 10/15/21	20	2,000	1,000
The AES Corp., January Strike Price $27.00, Expires 1/21/22	813	81,300	40,650
Alteryx Inc., October Strike Price $80.00, Expires 10/15/21	4	400	728
Alteryx Inc., October Strike Price $85.00, Expires 10/15/21	4	400	340
Callaway Golf Co., November Strike Price $33.00, Expires 11/19/21	67	6,700	5,025
Canadian Pacific Railway Ltd., October Strike Price $75.00, Expires 10/15/21	10	1,000	800
Casino Guichard Perrachon SA, December Strike Price 30.00 EUR, Expires 12/17/21	43	4,300	1,066
Chicago Board Options Exchange Volatility Index, September Strike Price $22.00, Expires 9/15/21	260	26,000	20,800
Chicago Board Options Exchange Volatility Index, October Strike Price $23.00, Expires 10/20/21	115	11,500	29,555
Chicago Board Options Exchange Volatility Index, October Strike Price $24.00, Expires 10/20/21	222	22,200	55,500
Chicago Board Options Exchange Volatility Index, October Strike Price $25.00, Expires 10/20/21	124	12,400	27,528
Chicago Board Options Exchange Volatility Index, November Strike Price $25.00, Expires 11/17/21	206	20,600	62,830
Fox Corp., October Strike Price $ 39.00, Expires 10/15/21	40	4,000	3,000
fuboTV Inc., September Strike Price $35.00, Expires 9/17/21	30	3,000	960
GOL Linhas Aereas Inteligentes SA, October Strike Price $10.00, Expires 10/15/21	121	12,100	1,452
Helix Energy Solutions Group Inc., December Strike Price $5.00, Expires 12/17/21	82	8,200	1,435
Intel Corp., January Strike Price $70.00, Expires 1/21/22	100	10,000	3,200
Kadmon Holdings Inc., September Strike Price $7.50, Expires 9/17/21	40	4,000	400
Kansas City Southern, September Strike Price $280.00, Expires 9/17/21	13	1,300	10,400
Kansas City Southern, September Strike Price $290.00, Expires 9/17/21	40	4,000	12,000
Nikola Corp., January Strike Price $12.50, Expires 1/21/22	67	6,700	11,859
Nikola Corp., January Strike Price $14.00, Expires 1/21/22	95	9,500	13,775
Nikola Corp., January Strike Price $16.00, Expires 1/21/22	97	9,700	10,670
Nikola Corp., January Strike Price $17.50, Expires 1/21/22	32	3,200	3,040
PetIQ Inc.., October Strike Price $29.00, Expires 10/15/21	20	2,000	1,150
PetIQ Inc.., October Strike Price $30.00, Expires 10/15/21	20	2,000	800
SPDR Gold Shares ETF, June Strike Price $200.00, Expires 6/17/22	147	14,700	35,280
Vodafone Group PLC, September Strike Price 1.40 GBP, Expires 9/17/21	218	218,000	—

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
Vodafone Group PLC, December Strike Price 1.25 GBP, Expires 12/17/21	64	64,000	$3,960
Vroom Inc., December Strike Price $35.00, Expires 12/17/21	10	1,000	1,300
Willis Towers Watson PLC, October Strike Price $250.00, Expires 10/15/21	8	800	2,080
Willis Towers Watson PLC, December Strike Price $250.00, Expires 12/17/21	23	2,300	5,635

			368,218

Calls - Over-the-Counter 0.0%†
Nasdaq 100 Stock Index, Counterparty MSCS, September Strike Price $15,126.00, Expires 9/07/21	163	163	78,803

Puts - Exchange-Traded 0.1%
Advanced Micro Devices Inc., December Strike Price $115.00, Expires 12/17/21	232	23,200	296,496
Advanced Micro Devices Inc., December Strike Price $120.00, Expires 12/17/21	232	23,200	374,680
Air France-KLM, December Strike Price 4.20 EUR, Expires 12/17/21	218	21,800	13,900
Alphatec Holdings Inc., October Strike Price $12.50, Expires 10/15/21	20	2,000	800
American Airlines Group Inc., September Strike Price $17.00, Expires 9/17/21	60	6,000	600
American Airlines Group Inc., November Strike Price $18.00, Expires 11/19/21	145	14,500	14,500
American Airlines Group Inc., January Strike Price $10.00, Expires 1/20/23	40	4,000	3,280
Antero Resources Corp., September Strike Price $11.00, Expires 9/17/21	22	2,200	165
Beyond Meat Inc., September Strike Price $110.00, Expires 9/17/21	4	400	456
Box Inc., September Strike Price $18.00, Expires 9/17/21	101	10,100	303
Box Inc., September Strike Price $19.00, Expires 9/17/21	99	9,900	297
Box Inc., September Strike Price $20.00, Expires 9/17/21	24	2,400	300
Box Inc., September Strike Price $23.00, Expires 9/17/21	295	29,500	2,950
Box Inc., October Strike Price $24.00, Expires 10/15/21	82	8,200	4,920
Box Inc., December Strike Price $23.00, Expires 12/17/21	17	1,700	1,827
Braemar Hotels & Resorts Inc., October Strike Price $5.00, Expires 10/15/21	8	800	400
Callaway Golf Co., January Strike Price $28.00, Expires 1/21/22	16	1,600	4,560
Callaway Golf Co., January Strike Price $29.00, Expires 1/21/22	82	8,200	28,290
Callaway Golf Co., January Strike Price $30.00, Expires 1/21/22	142	14,200	56,800
Canadian Pacific Railway Ltd., September Strike Price $72.00, Expires 9/17/21	13	1,300	6,110
Century Aluminum Co., September Strike Price $13.00, Expires 9/17/21	10	1,000	850
Chicago Board Options Exchange Volatility Index, September Strike Price $22.00, Expires 9/15/21	510	51,000	209,100
Chicago Board Options Exchange Volatility Index, October Strike Price $23.00, Expires 10/20/21	217	21,700	101,990
Chicago Board Options Exchange Volatility Index, October Strike Price $24.00, Expires 10/20/21	193	19,300	104,220
Cinemark Holdings Inc., January Strike Price $10.00, Expires 1/21/22	75	7,500	2,625
Coherus Biosciences Inc., November Strike Price $12.50, Expires 11/19/21	5	500	225

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)
Puts - Exchange-Traded (continued)
DraftKings Inc., September Strike Price $45.00, Expires 9/17/21	16	1,600	$144
Dynavax Technologies Corp., September Strike Price $12.00, Expires 9/17/21	10	1,000	60
GOL Linhas Aereas Inteligentes SA, September Strike Price $8.00, Expires 9/17/21	44	4,400	2,090
GOL Linhas Aereas Inteligentes SA, October Strike Price $4.00, Expires 10/15/21	66	6,600	660
Hewlett Packard Enterprise Co., November Strike Price $14.00, Expires 11/19/21	98	9,800	3,920
HP Inc., November Strike Price $30.00, Expires 11/19/21	45	4,500	7,380
Insmed Inc., November Strike Price $21.00, Expires 11/19/21	4	400	460
Invesco QQQ Trust Series 1, September Strike Price $357.00, Expires 9/17/21	334	33,400	29,726
iShares Russell 2000 ETF, September Strike Price $210.00, Expires 9/17/21	219	21,900	14,454
The Marcus Corp., December Strike Price $10.00, Expires 12/17/21	37	3,700	740
Marriott Vacations Worldwide Corp., September Strike Price $135.00, Expires 9/17/21	4	400	360
Nasdaq 100 Stock Index, September Strike Price $14,800.00, Expires 9/17/21	2	200	8,380
Realogy Holdings Corp., September Strike Price $15.00, Expires 9/17/21	44	4,400	396
S&P 500 Index, September Strike Price $4,000.00, Expires 9/17/21	7	700	2,240
S&P 500 Index, October Strike Price $4,200.00, Expires 10/15/21	42	4,200	114,324
S&P 500 Index, October Strike Price $4,250.00, Expires 10/15/21	4	400	12,600
S&P 500 Index, October Strike Price $4,300.00, Expires 10/15/21	7	700	24,976
Willis Towers Watson PLC, September Strike Price $195.00, Expires 9/17/21	21	2,100	630

			1,454,184

Puts - Over-the-Counter 0.0%†
Air France-KLM, Counterparty BOFA, September Strike Price 4.00 EUR, Expires 9/17/21	73	7,300	1,379
Nasdaq 100 Stock Index, Counterparty MSCS, September Strike Price $15,126.00, Expires 9/07/21	163	163	2,651

			4,030

Total Options Purchased (Cost $2,922,217)			1,905,235

Total Investments before Short Term Investments (Cost $869,213,724)			1,067,756,006

	Country	Shares

Short Term Investments 17.8%

Money Market Funds 15.7%
[r,s]Dreyfus Government Cash Management, Institutional, 0.03%	United States	25,843,038	25,843,038

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)

Money Market Funds (continued)
[r]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	192,138,122	$192,138,122

Total Money Market Funds (Cost $217,981,160)			217,981,160

Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds 0.3%
[r,t]Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	3,500,000	3,500,000

		Principal

Repurchase Agreements 0.1%
[u]Joint Repurchase Agreement, 0.05%, 9/01/21
(Maturity Value $2,065,337)	United States	2,065,334	2,065,334
J.P. Morgan Securities LLC Collateralized by U.S. Government Agency Obligations, 0.125%-2.125%, 10/31/22-7/31/24 (valued at $2,106,642)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $5,565,334)			5,565,334

U.S. Government and Agency Securities 1.7%
[v]Federal Home Loan Bank Discount Notes, zero cpn., 9/01/21	United States	13,740,000	13,740,000
[v]U.S. Treasury Bill, zero cpn.,
9/09/21	United States	910,000	909,994
10/07/21	United States	405,000	404,985
[b]10/14/21	United States	7,000,000	6,999,707
8/11/22	United States	940,000	939,416

Total U.S. Government and Agency Securities (Cost $22,994,119)			22,994,102

Total Investments (Cost $1,115,754,337) 94.8%			1,314,296,602

Options Written (0.0)%†			(359,067)

Securities Sold Short (16.7)%			(232,345,523)

Other Assets, less Liabilities 21.9%			304,426,848

Net Assets 100.0%			$1,386,018,860

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Accenture PLC, October Strike Price $350.00, Expires 10/15/21	1	100	(400)
American Tower Corp., October Strike Price $300.00, Expires 10/15/21	1	100	(400)
Apple Inc., October Strike Price $160.00, Expires 10/15/21	3	300	(639)
Applied Materials Inc., October Strike Price $145.00, Expires 10/15/21	3	300	(654)
Blackstone Inc., October Strike Price $125.00, Expires 10/15/21	3	300	(1,404)
Box Inc., September Strike Price $26.00, Expires 9/17/21	99	9,900	(6,534)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Exchange-Traded (continued)
Box Inc., September Strike Price $27.00, Expires 9/17/21	75	7,500	$(2,850)
Box Inc., September Strike Price $29.00, Expires 9/17/21	35	3,500	(525)
Box Inc., October Strike Price $27.00, Expires 10/15/21	82	8,200	(6,970)
Box Inc., December Strike Price $28.00, Expires 12/17/21	17	1,700	(2,227)
Bristol-Myers Squibb Co., October Strike Price $70.00, Expires 10/15/21	4	400	(192)
Callaway Golf Co., January Strike Price $40.00, Expires 1/21/22	67	6,700	(2,680)
Callaway Golf Co., January Strike Price $45.00, Expires 1/21/22	174	17,400	(3,480)
Casino Guichard Perrachon SA, December Strike Price 34.00 EUR, Expires 12/17/21	43	4,300	(305)
Comcast Corp., October Strike Price $62.50, Expires 10/15/21	5	500	(400)
ConocoPhillips, October Strike Price $60.00, Expires 10/15/21	2	200	(186)
Deere & Co., October Strike Price $390.00, Expires 10/15/21	1	100	(710)
dMY Technology Group Inc. III, October Strike Price $12.50, Expires 10/15/21	32	3,200	(960)
Fox Corp., October Strike Price $40.00, Expires 10/15/21	11	1,100	(495)
The Goldman Sachs Group Inc., October Strike Price $435.00, Expires 10/15/21	1	100	(657)
The Home Depot Inc., October Strike Price $345.00, Expires 10/15/21	1	100	(195)
Iron Mountain Inc., October Strike Price $47.50, Expires 10/15/21	6	600	(804)
JPMorgan Chase & Co., October Strike Price $165.00, Expires 10/15/21	2	200	(520)
Kansas City Southern, October Strike Price $310.00, Expires 10/15/21	13	1,300	(1,820)
Kraton Corp., December Strike Price $50.00, Expires 12/17/21	55	5,500	(13,750)
Medallia Inc., November Strike Price $35.00, Expires 11/19/21	41	4,100	(718)
Microsoft Corp., October Strike Price $320.00, Expires 10/15/21	1	100	(170)
Morgan Stanley, October Strike Price $110.00, Expires 10/15/21	5	500	(790)
Nike Inc., October Strike Price $180.00, Expires 10/15/21	3	300	(564)
NVIDIA Corp., October Strike Price $247.50, Expires 10/15/21	2	200	(618)
NXP Semiconductors NV, October Strike Price $230.00, Expires 10/15/21	2	200	(730)
Oracle Corp., October Strike Price $95.00, Expires 10/15/21	4	400	(492)
Pfizer Inc., October Strike Price $55.00, Expires 10/15/21	6	600	(78)
The Procter & Gamble Co., October Strike Price $150.00, Expires 10/15/21	2	200	(110)
Ross Stores Inc., October Strike Price $135.00, Expires 10/15/21	2	200	(360)
Stamps.com Inc., September Strike Price $330.00, Expires 9/17/21	13	1,300	(195)
Target Corp., October Strike Price $270.00, Expires 10/15/21	1	100	(85)
Texas Instruments Inc., October Strike Price $200.00, Expires 10/15/21	1	100	(204)
The TJX Cos. Inc., October Strike Price $80.00, Expires 10/15/21	4	400	(120)
Translate Bio Inc., February Strike Price $40.00, Expires 2/18/22	119	11,900	(2,380)
Willis Towers Watson PLC, September Strike Price $230.00, Expires 9/17/21	21	2,100	(2,310)
Willis Towers Watson PLC, October Strike Price $270.00, Expires 10/15/21	8	800	(1,840)
Willis Towers Watson PLC, December Strike Price $260.00, Expires 12/17/21	16	1,600	(3,400)
Willis Towers Watson PLC, December Strike Price $270.00, Expires 12/17/21	7	700	(1,872)

			(66,793)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Over-the-Counter (0.0)%†

Clearway Energy Inc., C, Counterparty BOFA, November Strike Price $30.00, Expires 11/19/21	58	5,800	$(13,340)

Puts - Exchange-Traded (0.0)%†
Callaway Golf Co., November Strike Price $26.00, Expires 11/19/21	67	6,700	(9,246)
Callaway Golf Co., January Strike Price $22.00, Expires 1/21/22	242	24,200	(18,634)
Canadian Pacific Railway Ltd., September Strike Price $65.00, Expires 9/17/21	13	1,300	(1,027)
Kansas City Southern, September Strike Price $280.00, Expires 9/03/21	8	800	(2,960)
Kansas City Southern, September Strike Price $280.00, Expires 9/17/21	46	4,600	(28,520)
Nasdaq 100 Stock Index, September Strike Price $13,600.00, Expires 9/17/21	2	200	(2,320)
Nikola Corp., January Strike Price $7.50, Expires 1/21/22	67	6,700	(7,303)
Nikola Corp., January Strike Price $10.00, Expires 1/21/22	129	12,900	(30,186)
Nikola Corp., January Strike Price $11.00, Expires 1/21/22	33	3,300	(9,702)
Nikola Corp., January Strike Price $12.50, Expires 1/21/22	65	6,500	(25,675)
S&P 500 Index, September Strike Price $3,600.00, Expires 9/17/21	7	700	(728)
S&P 500 Index, October Strike Price $4,000.00, Expires 10/15/21	7	700	(10,689)
S&P 500 Index, December Strike Price $3,600.00, Expires 12/17/21	42	4,200	(113,778)
S&P 500 Index, December Strike Price $3,650.00, Expires 12/17/21	4	400	(12,000)
Vodafone Group PLC, September Strike Price 1.20 GBP, Expires 9/17/21	218	218,000	(3,746)
Vodafone Group PLC, December Strike Price 1.10 GBP, Expires 12/17/21	64	64,000	(2,420)

			(278,934)

Total Options Written (Premiums Received $529,740)			(359,067)

	Country	Shares

Securities Sold Short (16.7)%

Common Stocks (6.9)%

Aerospace & Defense (0.0)%†
Kaman Corp.	United States	1,379	(53,891)
Parsons Corp.	United States	12,193	(431,998)

			(485,889)

Air Freight & Logistics (0.3)%
Air Transport Services Group Inc.	United States	15,147	(414,876)
Atlas Air Worldwide Holdings Inc.	United States	27,936	(2,044,077)
United Parcel Service Inc., B	United States	6,865	(1,343,000)

			(3,801,953)

Airlines (0.0)%†
GOL Linhas Aereas Inteligentes SA, ADR	Brazil	13,266	(103,342)
Spirit Airlines Inc.	United States	4,514	(110,729)

			(214,071)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Auto Components (0.1)%
Patrick Industries Inc.	United States	11,556	$(943,085)

Automobiles (0.1)%
Fisker Inc.	United States	33,461	(466,781)
Li Auto Inc., ADR	China	19,117	(589,950)
NIO Inc., ADR	China	15,483	(608,637)

			(1,665,368)

Banks (0.0)%†
Hope Bancorp Inc.	United States	12,552	(173,092)

Biotechnology (0.6)%
Avid Bioservices Inc.	United States	34,445	(834,947)
BioMarin Pharmaceutical Inc.	United States	3,572	(300,798)
Coherus Biosciences Inc.	United States	40,533	(647,717)
Dynavax Technologies Corp.	United States	86,529	(1,683,854)
Flexion Therapeutics Inc.	United States	6,313	(37,752)
Gossamer Bio Inc.	United States	45,628	(453,542)
Insmed Inc.	United States	30,400	(852,416)
Intercept Pharmaceuticals Inc.	United States	33,471	(499,053)
Ironwood Pharmaceuticals Inc., A	United States	39,018	(511,136)
Kadmon Holdings Inc.	United States	93,753	(513,766)
Karyopharm Therapeutics Inc.	United States	27,414	(159,001)
Ligand Pharmaceuticals Inc.	United States	1,103	(145,927)
Mannkind Corp.	United States	183,107	(878,914)
Pharming Group NV	Netherlands	64,763	(69,646)

			(7,588,469)

Capital Markets (0.9)%
Apollo Global Management Inc., A	United States	91,223	(5,453,311)
S&P Global Inc.	United States	14,395	(6,388,789)
Singapore Exchange Ltd.	Singapore	5,000	(36,699)

			(11,878,799)

Consumer Finance (0.3)%
Encore Capital Group Inc.	United States	58,117	(2,859,938)
EZCORP Inc., A	United States	52,132	(359,189)
LendingTree Inc.	United States	406	(67,652)
PRA Group Inc.	United States	17,557	(737,394)
Upstart Holdings Inc.	United States	1,506	(345,055)
Zip Co. Ltd.	Australia	32,600	(161,446)

			(4,530,674)

Diversified Consumer Services (0.0)%†
Stride Inc.	United States	12,431	(425,637)

Electric Utilities (0.2)%
[d]Orsted As, 144A	Denmark	5,107	(811,935)
The Southern Co.	United States	20,732	(1,362,714)
Terna Rete Elettrica Nazionale SpA	Italy	135,704	(1,073,426)

			(3,248,075)

Electrical Equipment (0.0)%†
Sunrun Inc.	United States	9,515	(421,039)

Electronic Equipment, Instruments & Components (0.1)%
II-VI Inc.	United States	3,346	(210,731)
OSI Systems Inc.	United States	5,322	(526,559)
Vishay Intertechnology Inc.	United States	8,430	(185,207)

			(922,497)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Energy Equipment & Services (0.1)%
Helix Energy Solutions Group Inc.	United States	159,155	$(598,423)
Oil States International Inc.	United States	4,588	(26,885)

			(625,308)

Entertainment (0.2)%
Cinemark Holdings Inc.	United States	54,567	(972,930)
Live Nation Entertainment Inc.	United States	10,325	(895,177)
The Marcus Corp.	United States	59,537	(928,777)
Spotify Technology SA	United States	209	(48,977)

			(2,845,861)

Equity Real Estate Investment Trusts (REITs) (0.3)%
Braemar Hotels & Resorts Inc.	United States	48,635	(245,120)
Innovative Industrial Properties Inc., A	United States	10,672	(2,624,351)
Pebblebrook Hotel Trust	United States	32,353	(712,737)
Summit Hotel Properties Inc.	United States	68,196	(635,587)

			(4,217,795)

Food & Staples Retailing (0.1)%
The Chefs’ Warehouse Inc.	United States	27,460	(830,116)

Food Products (0.0)%†
Beyond Meat Inc.	United States	3,731	(446,377)

Health Care Equipment & Supplies (0.3)%
Alphatec Holdings Inc.	United States	32,581	(471,773)
Cutera Inc.	United States	22,220	(1,105,223)
Mesa Laboratories Inc.	United States	1,325	(353,669)
NuVasive Inc.	United States	10,363	(643,957)
SmileDirectClub Inc., A	United States	64,872	(356,796)
Varex Imaging Corp.	United States	55,298	(1,613,042)

			(4,544,460)

Health Care Providers & Services (0.1)%
1Life Healthcare Inc.	United States	8,273	(202,771)
PetIQ Inc., A	United States	23,841	(618,674)

			(821,445)

Health Care Technology (0.0)%†
Tabula Rasa HealthCare Inc.	United States	5,936	(185,856)

Hotels, Restaurants & Leisure (0.2)%
Draftkings Inc., A	United States	7,275	(431,335)
Marriott Vacations Worldwide Corp.	United States	4,605	(688,678)
Royal Caribbean Cruises Ltd.	United States	12,898	(1,067,051)
Scientific Games Corp.	United States	13,240	(957,914)

			(3,144,978)

Independent Power & Renewable Electricity Producers (0.1)%
Sunnova Energy International Inc.	United States	27,262	(986,884)

Industrial Conglomerates (0.1)%
3M Co.	United States	7,123	(1,387,133)

Internet & Direct Marketing Retail (0.2)%
[d]Delivery Hero SE, 144A	Germany	4,257	(617,822)
Fiverr International Ltd.	Israel	3,223	(578,561)
Groupon Inc., A	United States	8,064	(199,745)
[d]Takeaway.com NV, 144A	Netherlands	2,664	(241,375)
Wayfair Inc., A	United States	1,648	(462,676)

			(2,100,179)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
IT Services (0.1)%
Afterpay Ltd.	Australia	2,316	$(225,276)
CSG Systems International Inc.	United States	6,961	(335,590)
Fastly Inc., A	United States	6,736	(293,690)
i3 Verticals Inc., A	United States	13,933	(402,803)
Shift4 Payments Inc., A	United States	593	(50,826)

			(1,308,185)

Machinery (0.1)%
Fortive Corp.	United States	956	(70,620)
The Greenbrier Cos. Inc.	United States	14,660	(646,506)

			(717,126)

Media (0.5)%
Charter Communications Inc., A	United States	2,313	(1,888,935)
Dish Network Corp., A	United States	11,882	(517,936)
Liberty Media Corp., C	United States	26,755	(1,352,198)
Liberty Media Group, A	United States	3,676	(167,956)
Liberty SiriusXM Group	United States	16,709	(827,096)
Magnite Inc.	United States	16,711	(484,953)
Sirius XM Holdings Inc.	United States	165,736	(1,039,165)
Techtarget Inc.	United States	12,307	(1,040,926)

			(7,319,165)

Metals & Mining (0.1)%
Century Aluminum Co.	United States	20,220	(259,220)
Ivanhoe Mines Ltd., A	Canada	93,529	(754,667)
MP Materials Corp.	United States	22,149	(743,542)

			(1,757,429)

Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance Inc.	United States	10,546	(163,990)
Arbor Realty Trust Inc.	United States	65,352	(1,194,634)
KKR Real Estate Finance Trust Inc.	United States	7,575	(161,575)
PennyMac Mortgage Investment Trust	United States	42,202	(819,141)
Redwood Trust Inc.	United States	18,610	(232,067)
Starwood Property Trust Inc.	United States	7,098	(183,128)
Two Harbors Investment Corp.	United States	48,153	(317,810)

			(3,072,345)

Personal Products (0.1)%
Herbalife Nutrition Ltd.	United States	14,129	(725,383)

Pharmaceuticals (0.3)%
Aerie Pharmaceuticals Inc.	United States	19,625	(292,609)
Avadel Pharmaceuticals PLC, ADR	United States	53,120	(440,365)
Canopy Growth Corp.	Canada	9,102	(156,624)
Collegium Pharmaceutical Inc.	United States	22,990	(471,985)
Innoviva Inc.	United States	40,029	(610,842)
Omeros Corp.	United States	54,656	(890,893)
Revance Therapeutics Inc.	United States	29,204	(782,083)
Zogenix Inc.	United States	28,356	(419,952)

			(4,065,353)

Professional Services (0.0)%†
Upwork Inc.	United States	9,714	(434,313)

Real Estate Management & Development (0.2)%
Opendoor Technologies Inc.	United States	53,350	(945,896)
Realogy Holdings Corp.	United States	19,967	(350,421)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Real Estate Management & Development (continued)
Tricon Residential Inc., Common Subscription Receipt	Canada	136,042	$(1,729,571)

			(3,025,888)

Road & Rail (0.0)%†
Canadian Pacific Railway Ltd.	Canada	8,501	(584,784)

Semiconductors & Semiconductor Equipment (0.4)%
ams AG	Austria	17,402	(354,056)
Analog Devices Inc.	United States	23,038	(3,754,042)
Impinj Inc.	United States	17,788	(1,036,862)
Sunpower Corp., A	United States	21,841	(470,674)

			(5,615,634)

Software (0.5)%
Alteryx Inc., A	United States	958	(70,863)
Avaya Holdings Corp.	United States	26,940	(543,380)
Bentley Systems Inc., B	United States	20,414	(1,316,499)
Dye & Durham Ltd.	Canada	4,088	(154,428)
fuboTV Inc.	United States	14,973	(436,463)
Kaleyra Inc.	Italy	10,788	(132,584)
Microstrategy Inc., A	United States	549	(381,171)
Mitek Systems Inc.	United States	39,033	(873,168)
NortonLifeLock Inc.	United States	10,220	(271,443)
Nutanix Inc., A	United States	9,345	(344,924)
PROS Holdings Inc.	United States	5,465	(236,307)
Rapid7 Inc.	United States	6,537	(794,376)
Splunk Inc.	United States	2,387	(364,901)
VMware Inc., A	United States	4,079	(607,241)
Zoom Video Communications Inc., A	United States	1,619	(468,700)

			(6,996,448)

Specialty Retail (0.1)%
Guess? Inc.	United States	26,981	(652,670)
Shift Technologies Inc.	United States	74,825	(556,698)
Vroom Inc.	United States	9,316	(250,228)

			(1,459,596)

Technology Hardware, Storage & Peripherals (0.0)%†
Pure Storage Inc., A	United States	3,483	(89,966)

Total Common Stocks (Proceeds $94,074,051)			(95,606,655)

Exchange Traded Funds (8.8)%
Health Care Select Sector SPDR Fund	United States	96,356	(13,028,295)
Invesco QQQ Series 1 ETF	United States	2,498	(949,115)
Invesco Solar ETF	United States	23,770	(2,035,425)
iShares Nasdaq Biotechnology ETF	United States	65,509	(11,285,891)
iShares North American Tech-Software ETF	United States	32,031	(13,554,558)
iShares Russell 2000 Growth ETF	United States	55,776	(17,045,703)
iShares Russell Mid-Cap Growth ETF	United States	42,973	(5,072,533)
SPDR S&P 500 ETF Trust	United States	132,028	(59,618,563)

Total Exchange Traded Funds (Proceeds $112,736,047)			(122,590,083)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (0.8)%
Aerospace & Defense (0.0)%†
[d]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	273,000		$(289,380)

Airlines (0.1)%
[d]American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	994,000		(1,235,293)

Auto Components (0.1)%
American Axle & Manufacturing Inc., senior note,
6.50%, 4/01/27	United States	150,000		(157,688)
6.875%, 7/01/28	United States	466,000		(504,078)
[d]ZF Europe Finance BV, senior bond, Reg S, 3.00%, 10/23/29	Germany	200,000	EUR	(251,059)

				(912,825)

Communications Equipment (0.0)%†
[d]Audacy Capital Corp., secured note, 144A, 6.50%, 5/01/27	United States	495,000		(498,099)

Construction & Engineering (0.1)%
[d]Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A,
3.375%, 4/30/25	Australia	146,000		(155,950)
3.625%, 4/28/26	Australia	73,000		(79,031)
[d]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	646,000		(666,188)

				(901,169)

Diversified Consumer Services (0.0)%†
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	653,000		(624,483)

Diversified Financial Services (0.2)%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
senior bond, 3.65%, 7/21/27	Ireland	2,073,000		(2,209,866)
senior note, 4.625%, 10/15/27	Ireland	73,000		(81,564)

				(2,291,430)

Diversified Telecommunication Services (0.0)%†
[d]DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	258,000	EUR	(310,825)
[d]Telesat Canada / Telesat LLC, senior note, 144A, 6.50%, 10/15/27	Canada	131,000		(110,855)

				(421,680)

Equity Real Estate Investment Trusts (REITs) (0.1)%
The GEO Group Inc.,
senior bond, 5.875%, 10/15/24	United States	144,000		(130,500)
senior note, 6.00%, 4/15/26	United States	37,000		(31,311)
[d]Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	408,000		(430,032)
Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	350,000		(365,335)

				(957,178)

Food & Staples Retailing (0.2)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	603,000		(842,041)
The Kroger Co., senior bond,
5.40%, 1/15/49	United States	241,000		(335,492)
3.95%, 1/15/50	United States	15,000		(17,498)
[d]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	473,000		(497,248)
[d]Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	200,000	EUR	(228,322)
[d]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	191,000		(191,716)

				(2,112,317)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Food Products (0.0)%†
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	617,000		$(641,526)

Health Care Providers & Services (0.0)%†
[d]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	435,000		(420,349)

Oil, Gas & Consumable Fuels (0.0)%†
Apache Corp., senior bond, 4.375%, 10/15/28	United States	75,000		(81,030)
[d]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	172,000		(191,995)

				(273,025)

Total Corporate Bonds and Notes (Proceeds $10,887,649)				(11,578,754)

Foreign Government and Agency Securities (Proceeds $49,302) (0.0)%†
[d]Government of Italy, senior bond, 144A, Reg S, 5.00%, 3/01/25	Italy	36,000	EUR	(50,285)

U.S. Government and Agency Securities (0.2)%
U.S. Treasury Bond,
2.25%, 5/15/41	United States	78,000		(83,484)
1.375%, 8/15/50	United States	1,049,000		(917,875)
U.S. Treasury Note,
0.875%, 11/15/30	United States	472,000		(456,199)
1.625%, 5/15/31	United States	1,030,000		(1,062,188)

Total U.S. Government and Agency Securities (Proceeds $2,603,128)				(2,519,746)

Total Securities Sold Short (Proceeds $220,350,177)				$(232,345,523)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2021, the aggregate value of these securities and/or cash pledged amounted to $388,953,899, representing 28.1% of net assets.

cA portion or all of the security is held in connection with written option contracts open at period end.

dSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the net value of these securities was $273,780,779, representing 19.8% of net assets.

eFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

fA portion or all of the security is on loan at August 31, 2021.

gPerpetual security with no stated maturity date.

hThe coupon rate shown represents the rate at period end.

iSecurities denominated in Argentine Peso have been designated as Level 3 investments. See Note 9 regarding fair value measurements.

jIncome may be received in additional securities and/or cash.

kA portion or all of the security purchased on a delayed delivery basis.

lDefaulted security or security for which income has been deemed uncollectible.

mSee Note 6 regarding unfunded loan commitments.

nA supranational organization is an entity formed by two or more central governments through international treaties.

oPrincipal amount is stated in 100 Mexican Peso Units.

pThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

qAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

rThe rate shown is the annualized seven-day effective yield at period end.

sA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

tSee Note 7 regarding investments in affiliated management investment companies.

uInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2021, all repurchase agreements had been entered into on that date.

vThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	17	$1,153,025	9/13/21	$91,465
Aluminum	Short	17	1,153,025	9/13/21	(72,456)
Aluminum	Long	14	950,862	12/13/21	44,148
Aluminum	Short	1	67,919	12/13/21	(3,766)
Brent Crude Oil	Long	27	1,934,010	9/30/21	50,149
Cocoa	Short	11	265,718	12/14/21	(6,299)
Coffee	Long	13	955,012	12/20/21	54,038
Copper	Long	12	2,857,575	9/13/21	(172,029)
Copper	Short	12	2,857,575	9/13/21	123,113
Copper	Long	2	476,063	12/13/21	1,070
Copper	Short	4	952,125	12/13/21	(55,362)
Corn	Long	63	1,682,887	12/14/21	(57,972)
Cotton	Long	10	462,650	12/08/21	19,897
Crude Oil	Long	31	2,123,500	9/21/21	7,511
Gasoline	Long	23	2,069,075	9/30/21	91,085
Gold 100 Oz	Short	10	1,818,100	12/29/21	(8,023)
Hard Red Winter Wheat	Long	20	712,000	12/14/21	(14,116)
Low Sulphur Gas Oil	Long	19	1,143,325	10/12/21	51,446
Natural Gas	Long	29	1,269,330	9/28/21	108,836
NY Harbor	Long	23	2,057,773	9/30/21	72,709
Silver	Short	11	1,320,330	12/29/21	(7,765)
Soybean Meal	Short	16	552,960	12/14/21	45,507
Soybean Oil	Long	13	458,250	12/14/21	(1,811)
Soybeans	Long	29	1,874,125	11/12/21	(95,054)
Sugar	Long	32	711,066	9/30/21	72,295
Wheat	Long	27	975,038	12/14/21	26,539
Zinc	Long	10	749,750	9/13/21	5,584
Zinc	Short	10	749,750	9/13/21	(3,777)
Zinc	Long	12	901,725	12/13/21	2,022

					368,984

Currency Contracts[a]

U.S. Dollar Index	Long	10	926,350	9/13/21	(4,941)

Equity Contracts
CAC 40 10 Euro Index[a]	Long	6	473,102	9/17/21	(5,842)
CBOE Volatility Index	Long	5	104,537	10/20/21	612
CBOE Volatility Index	Long	6	131,385	11/17/21	97
CBOE Volatility Index	Long	14	312,200	12/22/21	(4,853)
CBOE Volatility Index	Long	37	866,455	1/19/22	(5,288)
CBOE Volatility Index	Long	21	500,850	2/16/22	(4,074)
DAX Index[a]	Long	11	5,130,355	9/17/21	(932)
DJ EURO STOXX 50 Index[a]	Long	65	3,209,246	9/17/21	43,725
DJ EURO STOXX 50 Index	Short	704	34,758,608	9/17/21	(395,923)
DJIA Mini E-CBOT Index[a]	Long	24	4,240,800	9/17/21	109,017
E-Mini Russell 2000[a]	Long	7	794,920	9/17/21	20,601
FTSE 100 Index[a]	Long	60	5,853,991	9/17/21	35,868
FTSE 100 Index	Short	88	8,585,853	9/17/21	4,514
FTSE/MIB Index	Short	3	460,669	9/17/21	(7,308)
Hang Seng Index[a]	Long	4	662,274	9/29/21	14,554
NASDAQ 100 E-Mini Index[a]	Long	17	5,298,050	9/17/21	312,732
NASDAQ 100 E-Mini Index	Short	3	934,950	9/17/21	(68,373)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
Nikkei 225 Index[a]	Short	1	$256,147	9/09/21	$(3,369)
S&P 500 E-Mini Index[a]	Long	23	5,198,575	9/17/21	119,455
S&P 500 E-Mini Index	Short	54	12,205,350	9/17/21	(735,346)
STOXX 600 Banks Index	Short	123	984,674	9/17/21	19,349
STOXX Europe 600	Short	4	110,920	9/17/21	(334)
TOPIX Index[a]	Long	2	357,133	9/09/21	1,635
TOPIX Index	Short	2	357,133	9/09/21	(2,743)
VSTOXX	Long	13	31,083	10/20/21	(484)
VSTOXX	Long	20	49,473	11/17/21	364

					(552,346)

Interest Rate Contracts
3 Month EURIBOR[a]	Long	129	38,260,033	12/19/22	5,539
10 Yr. Mini JGB[a]	Long	12	1,659,701	9/10/21	48
90 Day Eurodollar[a]	Short	67	16,679,650	12/19/22	(17,932)
90 Day Sterling[a]	Short	194	33,170,172	12/21/22	30,507
Australian 10 Yr. Bond[a]	Long	65	6,936,252	9/15/21	84,329
Canadian 10 Yr. Bond[a]	Long	97	11,234,978	12/20/21	801
Euro-BOBL[a]	Long	95	15,139,742	9/08/21	(37,440)
Euro-Bund[a]	Long	34	7,043,522	9/08/21	54,615
Euro-SCHATZ[a]	Long	95	12,594,578	9/08/21	13,813
Japan 10 Yr. Bond[a]	Long	5	6,915,421	9/13/21	(2,188)
Long Gilt[a]	Long	65	11,460,232	12/29/21	(60,120)
U.S. Treasury 2 Yr. Note[a]	Long	152	33,489,875	12/31/21	21,339
U.S. Treasury 5 Yr. Note[a]	Long	121	14,969,969	12/31/21	41,631
U.S. Treasury 5 Yr. Note	Short	7	866,031	12/31/21	(939)
U.S. Treasury 10 Yr. Note[a]	Long	137	18,283,078	12/21/21	58,548
U.S. Treasury 10 Yr. Note	Short	40	5,338,125	12/21/21	5,818
U.S. Treasury 10 Yr. Ultra	Short	155	22,942,422	12/21/21	(4,931)
U.S. Treasury Long Bond[a]	Long	62	10,104,063	12/21/21	30,195
U.S. Treasury Long Bond	Short	73	11,896,719	12/21/21	(35,279)
U.S. Treasury Ultra Bond	Short	40	7,891,250	12/21/21	(14,400)

					173,954

Total Futures Contracts					$(14,349)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

At August 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Brazilian Real	BOFA	Buy	1,192,000	226,616		9/02/21	$3,909	$–
Brazilian Real	BOFA	Sell	1,192,000	222,359		9/02/21	–	(8,166)
New Zealand Dollar	JPHQ	Sell	3,325,690	3,050,000	AUD	9/15/21	13,392	(125,396)
Australian Dollar	JPHQ	Sell	400,000	300,202		9/15/21	7,554	–
British Pound	BNYM	Sell	1,285,306	1,806,263		9/15/21	39,083	–
British Pound	JPHQ	Buy	1,000,000	1,417,661		9/15/21	–	(42,750)
British Pound	MSCO	Sell	87,349	123,597		9/15/21	3,500	–
Canadian Dollar	JPHQ	Buy	1,209,315	1,000,000		9/15/21	–	(41,504)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	4,061,140	30,829,899	CNY	9/15/21	$2,938	$(33,440)
Chinese Yuan	JPHQ	Sell	11,542,775	1,769,401		9/15/21	–	(16,387)
Chinese Yuan	MSCO	Sell	22,955,051	3,550,743		9/15/21	11,749	(7,108)
Colombian Peso	JPHQ	Buy	4,295,968,381	1,152,971		9/15/21	–	(14,105)
Czech Koruna	JPHQ	Buy	28,968,049	1,386,286		9/15/21	–	(40,970)
Czech Koruna	JPHQ	Sell	6,011,342	276,647		9/15/21	–	(2,528)
Euro	BNYM	Sell	3,082,824	3,736,653		9/15/21	95,451	–
Chinese Yuan	JPHQ	Sell	9,854,096	1,250,000	EUR	9/15/21	5,734	(52,016)
Euro	JPHQ	Sell	1,177,175	1,397,135		9/15/21	7,807	(1,064)
Euro	MSCO	Sell	1,462,764	1,762,357		9/15/21	34,648	–
Indonesian Rupiah	JPHQ	Buy	11,418,215,000	794,497		9/15/21	5,018	–
Indonesian Rupiah	JPHQ	Sell	49,882,422,384	3,459,993		9/15/21	–	(32,824)
New Zealand Dollar	JPHQ	Sell	661,470	51,175,791	JPY	9/15/21	4,832	(5,703)
Mexican Peso	JPHQ	Buy	36,571,373	1,829,758		9/15/21	–	(12,685)
Mexican Peso	JPHQ	Sell	7,641,896	374,952		9/15/21	–	(4,741)
Australian Dollar	JPHQ	Sell	2,546,384	2,648,822	NZD	9/15/21	34,851	(31,270)
New Zealand Dollar	JPHQ	Sell	1,300,000	909,427		9/15/21	385	(7,006)
Polish Zloty	JPHQ	Buy	5,068,550	1,343,427		9/15/21	–	(20,051)
Polish Zloty	JPHQ	Sell	5,068,550	1,381,049		9/15/21	57,673	–
Russian Ruble	JPHQ	Buy	191,403,947	2,586,442		9/15/21	20,413	–
Russian Ruble	JPHQ	Sell	373,557,218	5,063,500		9/15/21	2,152	(26,373)
Australian Dollar	JPHQ	Sell	2,482,092	2,424,628	SGD	9/15/21	421	(12,843)
Singapore Dollar	JPHQ	Sell	1,906,472	1,434,000		9/15/21	16,267	(262)
South African Rand	JPHQ	Buy	24,396,637	1,664,595		9/15/21	11,856	(552)
South African Rand	JPHQ	Sell	37,727,841	2,709,912		9/15/21	118,242	–
South Korean Won	JPHQ	Buy	1,581,402,680	1,400,000		9/15/21	–	(36,341)
South Korean Won	JPHQ	Sell	1,165,000,000	1,000,000		9/15/21	–	(4,591)
Taiwan Dollar	JPHQ	Buy	66,631,000	2,400,000		9/15/21	4,236	–
Taiwan Dollar	JPHQ	Sell	177,534,940	6,400,000		9/15/21	15,864	(21,830)
Thai Baht	JPHQ	Buy	28,679,620	884,000		9/15/21	18,292	(12,553)
Australian Dollar	BZWS	Buy	1,818,000	1,349,768		9/17/21	573	(20,240)
Australian Dollar	BZWS	Sell	3,334,000	2,554,019		9/17/21	115,572	(805)
Australian Dollar[b]	MSCO	Buy	1,909,000	1,418,101		9/17/21	9,805	(31,226)
Australian Dollar[b]	MSCO	Sell	12,704,000	9,565,800		9/17/21	281,217	(10,035)
British Pound	BZWS	Buy	2,589,000	3,564,835		9/17/21	7,539	(12,709)
British Pound	BZWS	Sell	890,000	1,237,175		9/17/21	13,763	(266)
British Pound[b]	MSCO	Buy	6,992,000	9,893,028		9/17/21	13	(279,612)
British Pound	MSCO	Sell	10,545,000	14,565,852		9/17/21	83,212	(15,869)
Canadian Dollar	BZWS	Buy	280,000	224,164		9/17/21	–	(2,238)
Canadian Dollar	BZWS	Sell	9,333,000	7,636,526		9/17/21	239,268	–
Canadian Dollar[b]	MSCO	Buy	11,406,000	9,401,762		9/17/21	2,324	(363,787)
Canadian Dollar[b]	MSCO	Sell	11,386,000	9,075,116		9/17/21	58,352	(7,684)
Euro	BZWS	Buy	5,829,000	6,905,442		9/17/21	2,119	(22,485)
Euro	BZWS	Sell	8,629,000	10,271,771		9/17/21	89,243	(9,843)
Euro[b]	MSCO	Buy	749,000	903,409		9/17/21	622	(19,331)
Euro[b]	MSCO	Sell	13,639,000	16,137,409		9/17/21	68,513	(41,163)
Japanese Yen	BZWS	Buy	56,297,000	510,807		9/17/21	1,093	(99)
Japanese Yen	BZWS	Sell	56,297,000	512,422		9/17/21	875	(254)
Japanese Yen[b]	MSCO	Buy	670,076,000	6,098,069		9/17/21	8,681	(15,031)
Japanese Yen[b]	MSCO	Sell	2,377,329,000	21,657,762		9/17/21	65,305	(20,050)
Mexican Peso[b]	MSCO	Buy	54,612,000	2,730,968		9/17/21	1,108	(19,410)
Mexican Peso[b]	MSCO	Sell	6,093,000	299,520		9/17/21	40	(3,171)
New Zealand Dollar[b]	MSCO	Buy	9,137,000	6,479,679		9/17/21	25,172	(66,444)
New Zealand Dollar[b]	MSCO	Sell	11,782,000	8,183,164		9/17/21	4,544	(123,592)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Swedish Krona	BZWS	Sell	1,000	120		9/17/21	$4	$–
Swiss Franc[b]	MSCO	Buy	801,000	881,867		9/17/21	1,763	(8,544)
Swiss Franc[b]	MSCO	Sell	6,856,000	7,507,223		9/17/21	42,271	(25,189)
Australian Dollar	BNYM	Sell	989,000	745,360		9/24/21	21,747	–
British Pound	BNYM	Sell	3,154,079	4,310,112		9/24/21	–	(26,572)
Canadian Dollar	BNYM	Sell	2,207,000	1,785,472		9/24/21	36,242	–
Euro	BNYM	Sell	37,404,952	43,840,807		9/24/21	66,021	(413,619)
Hong Kong Dollar	BNYM	Sell	26,331,901	3,379,777		9/24/21	–	(6,112)
Swiss Franc	BNYM	Sell	13,568,753	14,813,049		9/24/21	–	(13,501)
Canadian Dollar	BNYM	Sell	4,794,000	3,897,744		9/29/21	98,133	–
Canadian Dollar	JPHQ	Buy	900,000	717,175		9/29/21	–	(3,856)
Canadian Dollar	JPHQ	Sell	900,000	732,017		9/29/21	18,698	–
British Pound	JPHQ	Sell	1,200,000	1,667,043		9/30/21	17,083	–
Euro	BNYM	Sell	771,000	922,077		9/30/21	11,329	(190)
Euro	JPHQ	Buy	600,000	709,428		9/30/21	–	(527)
Euro	JPHQ	Sell	4,380,000	5,235,983		9/30/21	61,002	–
Hong Kong Dollar	JPHQ	Sell	570,000	73,413		9/30/21	119	–
Japanese Yen	BNYM	Sell	45,879,617	414,491		9/30/21	–	(2,654)
Colombian Peso	MSCS	Sell	424,857,000	112,902		10/08/21	410	–
Euro	BOFA	Sell	370,000	438,106		10/26/21	744	–
Euro	BZWS	Sell	115,000	136,122		10/26/21	185	–
Chinese Yuan	JPHQ	Sell	20,676,276	3,170,000		10/27/21	–	(14,224)
Colombian Peso	JPHQ	Buy	17,076,121,600	4,418,000		10/27/21	99,120	(383)
Colombian Peso	JPHQ	Sell	15,169,681,805	3,886,523		10/27/21	–	(125,949)
Czech Koruna	JPHQ	Buy	68,825,192	3,208,067		10/27/21	–	(14,039)
Czech Koruna	JPHQ	Sell	68,825,192	3,146,223		10/27/21	–	(47,805)
Hungarian Forint	JPHQ	Sell	1,523,633,028	4,358,293	EUR	10/27/21	42,150	(41,436)
Euro	JPHQ	Sell	2,678,293	3,182,324		10/27/21	16,366	–
Euro	JPHQ	Sell	1,638,838	582,688,902	HUF	10/27/21	30,945	–
Indonesian Rupiah	JPHQ	Sell	62,907,936,240	4,327,880		10/27/21	–	(61,459)
Mexican Peso	JPHQ	Buy	113,685,005	5,589,247		10/27/21	32,439	(5,676)
Mexican Peso	JPHQ	Sell	102,445,961	5,050,000		10/27/21	18,571	(29,376)
Peruvian Nuevo Sol	JPHQ	Sell	9,783,501	2,407,403		10/27/21	17,714	(606)
Russian Ruble	JPHQ	Buy	244,598,444	3,280,272		10/27/21	26,234	–
Russian Ruble	JPHQ	Sell	148,425,094	1,985,844		10/27/21	759	(21,340)
South African Rand	JPHQ	Buy	42,085,264	2,786,401		10/27/21	88,811	–
South African Rand	JPHQ	Sell	124,536,701	8,458,197		10/27/21	59,047	(109,040)
South Korean Won	JPHQ	Buy	5,821,028,356	5,062,820		10/27/21	–	(45,623)
South Korean Won	JPHQ	Sell	5,837,799,000	4,990,000		10/27/21	14,745	(56,396)
British Pound	DBAB	Sell	166,000	230,176		10/29/21	1,922	–
Brazilian Real	JPHQ	Buy	26,520,081	5,019,084		11/03/21	84,107	(22,978)
Brazilian Real	JPHQ	Sell	19,883,835	3,710,000		11/03/21	–	(98,967)
South Korean Won	MSCO	Buy	3,407,000,663	2,918,986		11/08/21	17,260	–
South Korean Won	MSCO	Sell	3,763,314,871	3,217,580		11/08/21	5,785	(31,532)
Euro	HSBC	Sell	125,000	147,588		11/17/21	–	(233)
Mexican Peso	MSCO	Sell	1,111,000	54,620		11/19/21	29	(129)
Brazilian Real	BOFA	Sell	1,192,000	223,401		12/02/21	–	(3,762)
Singapore Dollar	JPHQ	Sell	492,736	500,000	AUD	12/15/21	–	(454)
Chinese Yuan	JPHQ	Buy	4,562,600	700,000		12/15/21	1,064	–
Chinese Yuan	JPHQ	Sell	1,928,465	250,000	EUR	12/15/21	–	(491)
Indonesian Rupiah	JPHQ	Buy	7,250,000,000	500,000		12/15/21	3,686	–
New Zealand Dollar	JPHQ	Buy	400,000	282,090		12/15/21	–	(441)
South Korean Won	JPHQ	Buy	3,208,356,700	2,750,000		12/15/21	14,191	–
Taiwan Dollar	JPHQ	Buy	138,425,000	5,000,000		12/15/21	3,864	(8,766)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Taiwan Dollar	JPHQ	Sell	53,854,650	1,950,000	12/15/21	$6,642	$–
Taiwan Dollar	JPHQ	Buy	218,296,000	8,000,000	3/01/22	–	(120,868)
Taiwan Dollar	JPHQ	Sell	218,296,000	8,137,261	3/01/22	258,128	–
South Korean Won	JPHQ	Buy	335,400,900	300,000	3/16/22	–	(11,282)
South Korean Won	JPHQ	Sell	335,106,000	300,000	3/16/22	11,535	–

Total Forward Exchange Contracts						$2,846,085	$(3,074,422)

Net unrealized appreciation (depreciation)							$(228,337)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Mexico	(1.00)%	Quarterly		12/20/23	4,039,000		$(58,299)	$(11,786)	$(46,513)
Government of Mexico	(1.00)%	Quarterly		12/20/23	61,000		(880)	(945)	65
Government of Mexico	(1.00)%	Quarterly		6/20/25	142,000		(2,030)	(1,790)	(240)
Government of South Africa	(1.00)%	Quarterly		12/20/24	2,814,000		35,011	83,192	(48,181)
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000		55,713	132,619	(76,906)
Government of Turkey	(1.00)%	Quarterly		6/20/25	909,000		77,937	206,196	(128,259)
Talen Energy Supply LLC	(1.00)%	Quarterly		6/20/23	419,000		188,960	149,793	39,167

Contracts to Sell Protection[c,d]

Single Name

Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000		(35,421)	(221,735)	186,314	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000		(10,874)	(25,494)	14,620	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(19,750)	(37,352)	17,602	B+
Talen Energy Supply LLC	1.00%	Quarterly		6/20/22	161,000		(56,169)	(48,300)	(7,869)	B-

Traded Index

CDX.EM.35	1.00%	Quarterly		6/20/26	3,570,000		(85,056)	(94,962)	9,906	Non- Investment Grade

Total Centrally Cleared Swap Contracts							$89,142	$129,436	$(40,294)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	32,000	EUR	(592)	285	(877)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	48,000	EUR	(888)	317	(1,205)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	64,000	EUR	(1,184)	571	(1,755)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	73,000	EUR	(2,032)	(622)	(1,410)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	23,000	EUR	(640)	(438)	(202)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(1,225)	(396)	(829)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(1,225)	(377)	(848)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	44,000		(920)	1,330	(2,250)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000		(1,527)	1,797	(3,324)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000		(1,527)	3,172	(4,699)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	147,000		(3,074)	3,820	(6,894)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		4,694	8,359	(3,665)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	600,000		51,919	30,424	21,495
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	44,000		(920)	1,613	(2,533)
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	147,000		(3,074)	3,395	(6,469)
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	103,000		8,913	9,551	(638)
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	96,000		8,307	9,610	(1,303)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	29,000		(606)	673	(1,279)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	44,000		(920)	1,179	(2,099)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	29,000		(606)	676	(1,282)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	73,000		(1,527)	3,546	(5,073)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	29,000		(606)	1,107	(1,713)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	73,000		(1,527)	1,825	(3,352)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	241,000		19,025	42,274	(23,249)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/25	281,000		(22,796)	(11,450)	(11,346)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	6/20/26	261,000		$ (18,671)	$(11,742)	$(6,929)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	6/20/26	72,000		(5,150)	(3,004)	(2,146)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/25	44,000		(3,569)	(2,390)	(1,179)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	44,000		(3,569)	(2,390)	(1,179)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/26	238,000		(17,025)	(9,121)	(7,904)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	12/20/25	73,000		(5,922)	(3,965)	(1,957)
BT Group PLC	(1.00)%	Quarterly	BOFA	6/20/26	145,000	EUR	(2,388)	(2,661)	273
BT Group PLC	(1.00)%	Quarterly	BOFA	6/20/26	145,000	EUR	(2,388)	(2,619)	231
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	29,000		(324)	1,723	(2,047)
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	316,000		(3,529)	14,338	(17,867)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	37,000		(413)	1,817	(2,230)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	59,000		(659)	3,332	(3,991)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	190,000		(2,122)	7,550	(9,672)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	31,000		17,115	13,586	3,529
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	44,000		24,292	19,303	4,989
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	6/20/25	31,000		16,389	14,089	2,300
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	1,000		552	386	166
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		9,386	6,560	2,826
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		9,386	6,564	2,822
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	29,000		16,011	9,301	6,710
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	33,000		18,219	12,187	6,032
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,818)	(433)	(1,385)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,818)	(404)	(1,414)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,818)	(288)	(1,530)
GE Capital	(1.00)%	Quarterly	JPHQ	6/20/26	1,037,000		(15,934)	(9,143)	(6,791)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	201,000		2,937	17,808	(14,871)
Government of Brazil	(1.00)%	Quarterly	CITI	6/20/26	2,361,000		77,436	100,094	(22,658)
Government of Brazil	(1.00)%	Quarterly	GSCO	6/20/26	1,868,000		61,266	76,739	(15,473)
Government of Brazil	(1.00)%	Quarterly	JPHQ	6/20/26	2,951,000		96,786	121,229	(24,443)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(2,260)	1,741	(4,001)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(3,732)	1,338	(5,070)
Government of Mexico	(1.00)%	Quarterly	BZWS	6/20/26	1,510,000		(13,037)	5,573	(18,610)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/23	200,000	EUR	(10,136)	(5,873)	(4,263)
Hovnanian	(5.00)%	Quarterly	BZWS	6/20/26	29,000		2,621	2,972	(351)
Hovnanian	(5.00)%	Quarterly	BZWS	6/20/26	145,000		13,105	14,177	(1,072)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	899,000		(5,023)	70,063	(75,086)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	455,000		(2,542)	35,946	(38,488)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	540,000	EUR	(10,650)	1,506	(12,156)
Loxam SAS	(5.00)%	Quarterly	JPHQ	6/20/26	100,000	EUR	(7,897)	1,731	(9,628)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(908)	(227)	(681)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(1,513)	(1,049)	(464)
MBIA Inc.	(5.00)%	Quarterly	CITI	12/20/24	112,000		(8,408)	(13,012)	4,604
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(945)	(519)	(426)
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/24	244,000		(18,317)	(26,670)	8,353
Saipem Finance International BV	(5.00)%	Quarterly	JPHQ	6/20/26	115,000	EUR	(11,930)	(8,718)	(3,212)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/25	625,000		(12,427)	10,189	(22,616)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	291,000		(5,786)	5,325	(11,111)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	531,000		(10,558)	9,718	(20,276)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	87,000	EUR	$(4,144)	$4,372	$(8,516)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	186,000	EUR	(8,860)	9,147	(18,007)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/26	29,000	EUR	(1,256)	1,274	(2,530)

Total OTC Swap Contracts							$183,497	$609,691	$(426,194)

Total Credit Default Swap Contracts							$272,639	$739,127	$(466,488)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At August 31, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 1.34% Pay Floating 3-Month-KDR	Quarterly	12/15/22	46,000,000,000	KRW	$1,058
Receive Fixed 4.30% Pay Floating INR MIBOR OIS Compound	Annually	12/15/22	6,300,000,000	INR	138,425
Receive Fixed 7.68% Pay Floating BRLCDI	Annually	1/02/23	27,000,000	BRL	(35,744)
Receive Fixed 5.47% Pay Floating Banxico Mexico 1 Month rate	Monthly	9/13/23	33,998,616	MXN	(11,769)
Receive Fixed 6.07% Pay Floating Banxico Mexico 1 Month rate	Monthly	10/25/23	64,272,029	MXN	7,862
Receive Fixed 4.08% Pay Floating rate 1-Day-COPIBR	Quarterly	10/27/23	7,238,980,968	COP	(1,751)
Receive Fixed 4.12% Pay Floating rate 1-Day-COPIBR	Quarterly	10/27/23	11,418,479,020	COP	(78)
Receive Fixed 4.72% Pay Floating rate 3-Month-JIBAR	Quarterly	10/27/23	49,768,689	ZAR	(3,338)
Receive Fixed 8.44% Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(47,550)
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(2,292)
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,400,000		(12,320)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,150,000		$(8,706)
Receive Fixed 6.19% Pay Floating Banxico Mexico 1 Month rate	Monthly	9/09/26	34,475,624	MXN	(19,317)
Receive Fixed 2.56% Pay Floating rate China 7-Day Repo	Quarterly	10/27/26	45,835,000	CNY	53,002
Receive Fixed 5.22% Pay Floating rate 1-Day-COPIBR	Quarterly	10/27/26	13,305,609,030	COP	14,526
Receive Floating rate 6 Month-SORA Pay Fixed rate 1.28%	Semi-Annually	9/15/31	1,857,493	SGD	(15,035)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.86%	Annually	9/15/31	3,438,256	PLN	(5,143)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.98%	Annually	9/15/31	11,953,698	PLN	(52,810)
Receive Fixed 6.93% Pay Floating Banxico Mexico 1 Month rate	Monthly	10/15/31	64,105,000	MXN	(8,696)
Receive Fixed 2.63% Pay Floating rate 6-Month-BURBOR	Semi-Annually	10/27/31	560,000,000	HUF	(31,345)
Receive Fixed 2.74% Pay Floating rate 6-Month-BURBOR	Semi-Annually	10/27/31	565,000,000	HUF	(12,842)
Receive Fixed 7.33% Pay Floating rate 3-Month-JIBAR	Quarterly	10/27/31	25,017,434	ZAR	7,704

Total Interest Rate Swap Contracts					$(46,159)

*In U.S. dollars unless otherwise indicated.

At August 31, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Alstria Office REIT-AG	1-Day EONIA + 0.65%	Monthly	MSCO	8/24/22	68,322	EUR	$(2,300)
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	212,152
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	1,045,491	EUR	19,350
Avast PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/27/22	2,039,512	GBP	(22,370)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,018,144	GBP	11,084
BHP Group PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	11/22/22	523,119		(11,225)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	1,368,172	EUR	881,848
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	12/21/21	208,565	EUR	(2,320)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,082,490	EUR	567,030
Callaway Golf Co.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,267,860		(313,820)
Capitaland Ltd.	1-Month SIBOR + 0.55%	Monthly	MSCO	5/22/23	1,626,685	SGD	95,042
Christian Dior SE	1-Month EURIBOR + 0.40%	Monthly	BZWS	5/25/22	1,447,038	EUR	13,504
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	211,271		44,088
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/20/22	33,929		7,100
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,227,173	GBP	63,460
Crown Holdings Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,543,930		174,174
Crown Resorts Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	247,672	AUD	(40,331)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	2,196,194	EUR	(58,350)
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	3,905,164	EUR	646,395
Deutsche Wohnen SE	1-Month EURIBOR + 0.40%	Monthly	BZWS	5/26/22	1,938,086	EUR	3,498

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
[b]Dialog Semiconductor PLC	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/22	609,700	EUR	$34,862
Electricite de France SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	2,214,089	EUR	76,458
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	254,118	EUR	(11,343)
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	444,640	EUR	110,651
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	3,953,906	EUR	57,448
Entain PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	2/28/22	811,615	GBP	10,475
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	BOFA	3/04/22	101,553		(7,208)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	4/20/22	98,920		(7,073)
Equiniti Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	5/16/22	335,528	GBP	(2,571)
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/22	41,835	EUR	(3,665)
Ferguson PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/23/22	654,490		221,324
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	904,816	GBP	95,804
Gamesys Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	287,086	GBP	(12,663)
Gamesys Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	3/29/22	600,824	GBP	(10)
GCP Student Living PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/26/22	330,321	GBP	1,063
GrandVision NV	1-Month LIBOR + 0.05%	Monthly	BZWS	5/11/22	2,123,915	EUR	4,438
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	2,408,965	EUR	(12,825)
Hella GmbH & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	BZWS	8/17/22	1,154,326	EUR	(1,793)
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	641,060	EUR	(48,592)
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	115,677	GBP	3,348
Hitachi Metals Ltd.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/22	80,583,203	JPY	164
Iliad SA	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/22	128,205	EUR	(91)
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	1,623,361	GBP	(33,854)
Kansas City Southern	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,603,065		66,079
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	997,644	EUR	(172,735)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,461,221	EUR	740,130
Landmark Infrastructure Partners LP	1-Month LIBOR + 0.35%	Monthly	BZWS	5/20/22	1,460,874		2,587
LG Chem Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/10/23	4,090,718		(507,376)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	348,838	EUR	313,401
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	1,307,171	GBP	(25,028)
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	BZWS	8/17/22	996,519	GBP	(8,228)
MGM Growth Properties LLC	1-Month LIBOR + 0.35%	Monthly	BZWS	8/08/22	494,873		10,228
Monmouth Real Estate Investment Corp.	1-Month LIBOR + 0.35%	Monthly	BZWS	1/19/22	458,043		2,203
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	1/20/22	1,649,883	CHF	30,455
[b]Proofpoint Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	3,632,160		61,740
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	774,906	EUR	(35,685)
Sanne Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	6/24/22	1,641,783	GBP	(4,872)
Siltronic AG	1-Day EONIA + 0.65%	Monthly	MSCO	11/03/21	253,299	EUR	566
Siltronic AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/03/21	255,669	EUR	(8,329)
Siltronic AG	1-Month LIBOR + 0.40%	Monthly	BZWS	2/28/22	2,531,220	EUR	(20,370)
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	4/20/22	3,920,780	GBP	86,855
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/20/22	979,234	GBP	(1,777)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	853,440	EUR	596,800
Spark Infrastructure Group	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	96,579	AUD	5,864
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	934,730	EUR	39,457
Suez SA	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/22	119,078	EUR	(1,508)
Sydney Airport Finance Co. Pty Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	8/24/22	178,554	AUD	3,509
Tabcorp Holdings Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/21	857,517	AUD	(17,032)
TGOOD	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/22	2,156,236		140,108
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	6/22/22	5,508,025	JPY	3,276
Ultra Electronics Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	13,010	GBP	(499)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/08/22	951,494	GBP	114,868
Willis Towers Watson PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	11/22/22	4,296,825		(49,510)
Wm Morrison Supermarkets PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	56,124	GBP	8,122

							4,135,655

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c]
Arthur J. Gallagher & Co.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	2,237,201		$(68,475)
Ball Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	384,539		(38,180)
BHP Group PLC	1-Day FEDEF - 2.02%	Monthly	MSCS	2/04/22	624,865		84,369
Canadian National Railway Co.	1-Day FEDEF - 0.40%	Monthly	MSCO	8/31/22	185,588		(13,795)
Canadian Pacific Railway Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	885,151		35,870
Capitaland Integrated Commercial Trust	1-Day SOFR - 0.50%	Monthly	MSCO	5/22/23	142,355	SGD	(899)
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCS	9/20/22	524,803		(52,575)
CLP Holdings	1-Day HONIX - 0.05%	Monthly	MSCO	7/20/23	11,008,611	HKD	7,754
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,373,519	EUR	(254,176)
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(260,781)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	390,256	EUR	(92,108)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	558,395	EUR	(187,911)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	3/14/25	5,777,721	SEK	(131,233)
Industrial Select Sector Index	1-Day LIBOR - 0.40%	Monthly	MSCO	8/22/23	4,006,951		(20,706)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/20/22	170,151	GBP	(17,383)
KOSPI 200 Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/09/21	2,814,531		(79,945)
L’Oreal SA	1-Day EONIA - 0.35%	Monthly	GSCO	3/14/25	573,130	EUR	(449,608)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	BZWS	5/25/22	1,233,738	EUR	(8,682)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/20/22	199,569	GBP	(74,835)
Marsh McLennan	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	2,103,891		(156,959)
Morgan Stanley MSHDGCWN Index	1-Day RBACR - 0.60%	Monthly	MSCO	8/24/22	186,193	AUD	(9,129)
Morgan Stanley MSHDGTAH Index	1-Day RBACR - 0.60%	Monthly	MSCO	6/26/23	890,564	AUD	(37,880)
Morgan Stanley MSPSARKK Index	1-Day FEDEF - 0.46%	Monthly	MSCO	9/21/22	280,792		(17,150)
Morgan Stanley MSPSFERL Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	277,233		(38,259)
Morgan Stanley MSPSHRTZ Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	638,950		4,895
Morgan Stanley MSPSKSS Index	1-Day FEDEF - 0.40%	Monthly	MSCO	9/21/22	348,303		(18,914)
Morgan Stanley MSPSPRMW Index	1-Day FEDEF - 0.55%	Monthly	MSCO	9/21/22	574,402		(101,688)
Morgan Stanley MSPSPRNT Index	1-Day FEDEF - 1.48%	Monthly	MSCO	9/21/22	22,740		(1,402)
Morgan Stanley MSPSVOD Index	1-Day FEDEF - 0.39%	Monthly	MSCO	9/21/22	655,308		(114,780)
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	1,061,175		(155,372)
Morgan Stanley MSPSXPOH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	952,995		(40,100)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/20/22	663,960	GBP	(8,866)
Nike Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	3/16/22	1,336,643		56,091
Philadelphia SE Utility Index	1-Day FEDEF - 0.05%	Monthly	MSCO	8/22/23	11,188,499		10,367
Severn Trent PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	803,197	GBP	40,423
Siltronic AG	1-Day EONIA - 4.00%	Monthly	BZWS	3/04/22	1,170,266	EUR	(1,161)
STOXX Europe 600 Real Estate Index	1-Day EONIA - 0.45%	Monthly	MSCO	8/24/22	34,370	EUR	177
Straits Times Index	1-Day SOFR - 0.65%	Monthly	MSCO	5/24/23	848,520	SGD	13,051
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	749,259	CHF	(107,871)
Tesla Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	3/16/22	406,824		(14,805)
Tesla Inc.	1-Month LIBOR - 0.35%	Monthly	GSCO	12/31/25	571,883		(72,613)
United Utilities Group PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	806,598	GBP	18,146
VICI Properties Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/08/22	507,914		(6,494)

							(2,383,592)

Interest Rate Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/11/22	476,021		8,490
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	5/18/22	2,043,470		(23,744)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	573,840		46,227

							30,973

Total - Total Return Swap Contracts							$1,783,036

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BBSW	Bank Bill Swap Rate
CITI	Citigroup, Inc.	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	BURBOR	Budapest Interbank Offered Rate
FBCO	Credit Suisse Group AG	COP	Colombian Peso	CLO	Collateralized Loan Obligation
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	COPIBR	Colombian Peso Interbank Offered Rate
HSBC	HSBC Bank USA, N.A.	EUR	Euro	DIP	Debtor-In-Possession
JPHQ	JP Morgan Chase & Co.	GBP	British Pound	EONIA	Euro OverNight Index Average
MSCO	Morgan Stanley & Co. LLC	HKD	Hong Kong Dollar	ETF	Exchange Traded Fund
MSCS	Morgan Stanley Capital Services LLC	HUF	Hungarian Forint	EURIBOR	Euro Interbank Offered Rate
		IDR	Indonesian Rupiah	FEDEF	Federal Funds Effective Rate
		INR	Indian Rupee	FHLMC	Federal Home Loan Mortgage Corp.
		JPY	Japanese Yen	FNMA	Federal National Mortgage Association
		KRW	South Korean Won	FRN	Floating Rate Note
		MXN	Mexican Peso	HONIX	Hong Kong Overnight Index Rate
		NZD	New Zealand Dollar	JIBAR	Johannesburg Interbank Agreed Rate
		PEN	Peruvian Nuevo Sol	KDR	Korean Depositary Receipt
		PLN	Polish Zloty	LIBOR	London InterBank Offered Rate
		RUB	Russian Ruble	MIBOR	Mumbai Interbank Offered Rate
		SEK	Swedish Krona	MTN	Medium Term Note
		SGD	Singapore Dollar	MUTSCALM	Japan Unsecured Overnight Call Rate
		USD	United States Dollar	OIS	Overnight Indexed Swap
		ZAR	South African Rand	PIK	Payment In-Kind
				RBACR	Reserve Bank of Australia Cash Rate
				REIT	Real Estate Investment Trust
				SARON	Swiss Average Rate Overnight
				SIBOR	Singapore Interbank Offered Rate
				SOFR	Secured Overnight Financing Rate
Index				SORA	Singapore Overnight Rate Average
CDX.EM	CDX Emerging Markets Index			SONIA	Sterling Overnight Index Average
				SPAC	Special Purpose Acquisition Company
				SPDR	Standard & Poor’s Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests 2.6%
Automobiles 0.1%
[a]General Motors Co.	United States	2,700	$132,327

Biotechnology 0.0%†
[a]CytoDyn Inc.	United States	2,389	3,297

Commercial Services & Supplies 0.3%
[a]CM Life Sciences III Inc.	United States	2,593	26,345
Covanta Holding Corp.	United States	5,993	120,160
[a]Executive Network Partnering Corp., 9/25/28, wts.	United States	925	638
[a]Executive Network Partnering Corp., A	United States	6,280	61,167
[a]Gores Guggenheim Inc., A	United States	905	8,896
[a]Gores Guggenheim Inc., A, 3/25/28, wts.	United States	181	297
[a]Gores Technology Partners II Inc.	United States	362	3,616
[a]Gores Technology Partners Inc.	United States	145	1,446
[a]Hedosophia European Growth	United Kingdom	1,142	12,945
Iron Spark I Inc., A	United States	1,578	15,622
[a]Landcadia Holdings IV Inc.	United States	1,374	13,657
[a]Tech And Energy Transition Corp.	United States	2,499	24,752
[a]Tishman Speyer Innovation Corp. II, A	United States	113	1,104
[a]Twelve Seas Investment Co. II, 3/2/28, wts.	United States	1,019	746
[a]Twelve Seas Investment Co. II, A	United States	3,059	29,611

			321,002

Diversified Financial Services 0.8%
[a]2MX Organic SA, 11/16/25, wts.	France	1,165	317
[a]Aequi Acquisition Corp.	United States	440	4,345
[a]Aequi Acquisition Corp., A	United States	3,553	34,500
[a]African Gold Acquisition Corp., A	United States	1,912	18,508
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,434	688
[a]Agile Growth Corp.	United States	1,147	11,378
[a]Alkuri Global Acquisition Corp., 1/1/28, wts.	United States	46	66
[a]Alkuri Global Acquisition Corp., A	United States	1,218	12,083
[a]Ares Acquisition Corp., 12/30/21, wts.	United States	566	543
[a]Ares Acquisition Corp., A	United States	2,110	20,488
[a]Blue Whale Acquisition Corp. I	United Arab Emirates	3,797	40,818
[a]CF Acquisition Corp. V, A	United States	1,761	17,258
[a]CF Acquisition Corp. V, A, 1/25/26, wts.	United States	603	615
[a]Corsair Partnering Corp.	United States	1,149	11,467
[a]Crystal Peak Acquisition	Cayman Islands	1,993	18,973
[a]Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	802	329
[a]Decarbonization Plus Acquisition Corp. II, A	United States	1,373	13,538
[a]DHC Acquisition Corp., 12/31/27, wts.	United States	612	416
[a]DHC Acquisition Corp., A	United States	1,838	17,718
[a]Disruptive Acquisition Corp. I	United States	2,007	19,889
[a]Dragoneer Growth Opportunities Corp. III, A	United States	3,050	29,860
[a]ECP Environmental Growth Opportunities Corp., 2/11/28, wts.	United States	135	118
[a]Elliott Opportunity II Corp.	United States	1,335	13,283
[a]European Biotech Acquisition Corp.	Netherlands	361	3,581
[a]Far Peak Acquisition Corp.	United States	7,682	76,205
[a]Fast Acquisition Corp. II	United States	213	2,112
[a]Figure Acquisition Corp. I, A	United States	409	4,012
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	345	349
[a]Forum Merger IV Corp.	United States	849	8,465
[a]Freedom Acquisition I Corp., A	United States	573	5,570
[a]FTAC Hera Acquisition Corp., A	United States	1,805	17,581
[a]Fusion Acquisition Corp. II, A	United States	956	9,225

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	$219
[a]Glenfarne Merger Corp.	United States	361	3,541
[a]Investindustrial Acquisition Corp., 10/30/27, wts.	United States	580	708
[a]ION Acquisition Corp. 3 Ltd, A	Israel	796	7,697
[a]Joff Fintech Acquisition Corp., 2/4/28, wts.	United States	525	354
[a]Joff Fintech Acquisition Corp., A	United States	1,575	15,246
[a]Khosla Ventures Acquisition Co., A	United States	2,127	20,994
[a]Khosla Ventures Acquisition Co. III, A	United States	3,158	30,696
[a]L Catterton Asia Acquisition Corp.	Singapore	668	6,590
[a]Lakestar SPAC I SE	Luxembourg	557	6,439
[a]Lakestar SPAC I SE, 12/31/25, wts.	Luxembourg	210	191
[a]LDH Growth Corp. I	United States	180	1,778
[a]Lead Edge Growth Opportunities Ltd.	United States	1,379	13,680
[a]Leo Holdings III Corp., 3/2/28, wts.	United States	76	55
[a]Leo Holdings III Corp., A	United States	382	3,770
[a]Lerer Hippeau Acquisition Corp., A	United States	2,839	27,496
[a]Live Oak Mobility Acquisition Corp., A	United States	757	7,381
[a]MDH Acquisition Corp., A	United States	1,367	13,410
[a]MDH Acquisition Corp., A, 2/2/28, wts.	United States	683	376
[a]The Music Acquisition Corp., A	United States	1,590	15,375
[a]The Music Acquisition Corp., A, 2/5/28, wts.	United States	795	564
[a]Nightdragon Acquisition Corp., A	United States	367	3,571
[a]Obotech Acquisition SE, 4/30/26, wts.	Luxembourg	413	390
[a]Obotech Acquisition SE, A	Luxembourg	1,240	14,114
[a]Pegasus Acquisition Co. Europe BV	Netherlands	1,768	20,709
[a]Peridot Acquisition Corp. II	United States	735	7,203
[a]Pershing Square Tontine Holdings Ltd., A	United States	916	18,073
[a]Pioneer Merger Corp., A	United States	597	5,904
[a]Population Health Investment Co. Inc., A	United States	342	3,341
[a]Powered Brands, A	United States	1,065	10,384
[a]PWP Forward Acquisition Corp. I	United States	1,807	17,781
[a]Silver Crest Acquisition Corp., 12/15/25, wts.	United States	428	227
[a]Silver Crest Acquisition Corp., A	United States	857	8,407
[a]Supernova Partners Acquisition Co. II Ltd., 12/31/27, wts.	United States	594	523
[a]Supernova Partners Acquisition Co. II Ltd., A	United States	2,379	23,041
[a]Supernova Partners Acquisition Co. III Ltd.	United States	2,530	24,857
[a]SVF Investment Corp. 2, A	United States	72	702
[a]SVF Investment Corp. 3, A	United States	72	701
[a]TCV Acquisition Corp., A	United States	500	4,865
[a]TCW Special Purpose Acquisition Corp., 12/31/99, wts.	United States	612	458
[a]TCW Special Purpose Acquisition Corp., A	United States	1,838	17,865
[a]Tekkorp Digital Acquisition Corp., 9/29/27, wts.	United States	433	407
[a]TPG Pace Beneficial II Corp., A	United States	83	807
[a]Twin Ridge Capital Acquisition Corp., 3/7/28, wts.	United States	734	488
[a]Twin Ridge Capital Acquisition Corp., A	United States	2,202	21,381
[a]VPC Impact Acquisition Holdings III Inc., A	United States	1,445	14,291
[a]Waldencast Acquisition Corp.	United States	82	839
[a]Zimmer Energy Transition Acquisition Corp.	United States	2,110	21,290

			833,477

Diversified Telecommunication Services 0.2%
[a]BT Group PLC, A	United Kingdom	10,362	24,222
[a]Liberty Global PLC, C	United Kingdom	5,067	146,842

			171,064

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests (continued)
Equity Real Estate Investment Trusts (REITs) 0.1%
VICI Properties Inc.	United States	5,183	$160,207

Hotels, Restaurants & Leisure 0.2%
[a]Carnival PLC	United States	9,446	204,677

Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy Inc., A	United States	12,246	364,196
[b]Clearway Energy Inc., C	United States	3,524	110,618

			474,814

Multi-Utilities 0.1%
NiSource Inc.	United States	2,341	57,706

Oil, Gas & Consumable Fuels 0.0%†
[a,c]Bighorn Permian Resources LLC, 12/31/21, wts.	United States	1,439	11,800

Paper & Forest Products 0.0%†
[a,c]Topco Associates LLC	United Kingdom	100,439	—

Professional Services 0.0%†
[a,c,d]Acosta Inc.	United States	923	7,042

Technology Hardware, Storage & Peripherals 0.3%
[a,e]Dell Technologies Inc., C	United States	2,845	277,274

Textiles, Apparel & Luxury Goods 0.0%†
[a,f]Samsonite International SA, 144A	United States	10,513	22,030

Total Common Stocks and Other Equity Interests (Cost $2,188,709)			2,676,717

Convertible Preferred Stocks 0.4%
Media 0.3%
Viacomcbs Inc., 5.75%, cvt. pfd., A	United States	4,492	302,761

Multi-Utilities 0.1%
NiSource Inc., 7.75%, cvt. pfd.	United States	500	51,580

Professional Services 0.0%†
[a,c,d]Acosta Inc., cvt. pfd.	United States	925	46,601

Total Convertible Preferred Stocks (Cost $393,770)			400,942

Preferred Stocks 0.5%
Diversified Financial Services 0.0%†
[a]2MX Organic SA, pfd.	France	1,177	13,411

Electric Utilities 0.1%
SCE Trust IV, 5.375%, pfd., J	United States	1,357	34,061
SCE Trust VI, 5.00%, pfd.	United States	2,210	55,051

			89,112

Internet & Direct Marketing Retail 0.4%
Qurate Retail Inc., 8.00%, pfd.	United States	3,445	372,060

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	1,093	1,607
FNMA, 8.25%, pfd., S	United States	1,075	1,892

			3,499

Total Preferred Stocks (Cost $440,304)			478,082

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds 0.6%

Airlines 0.2%
[f]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	11,716	EUR	$222,777

Hotels, Restaurants & Leisure 0.0%†
[f]Draftkings Inc., senior note, 144A, zero cpn., 3/15/28	United States	9,000		8,667

Internet & Direct Marketing Retail 0.3%
[f]Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	200,000	EUR	221,315
Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	55,000		52,897
[f]The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	102,000		82,834

				357,046

IT Services 0.0%†
[f]Fastly Inc., senior note, 144A, zero cpn., 3/15/26	United States	22,000		18,756

Leisure Products 0.1%
[f]Peloton Interactive Inc., senior note, 144A, zero cpn., 2/15/26	United States	56,000		50,747

Total Convertible Bonds (Cost $653,657)				657,993

Corporate Bonds and Notes 26.2%

Aerospace & Defense 0.4%
Spirit Aerosystems Inc.,
senior bond, 4.60%, 6/15/28	United States	246,000		240,772
[f]senior secured note, 144A, 5.50%, 1/15/25	United States	118,000		123,610

				364,382

Airlines 0.7%
[f]American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	499,000		447,229
[f]American Airlines Inc./Aadvantage Loyalty Ip Ltd., senior secured note, 144A, 5.75%, 4/20/29	United States	263,000		284,361

				731,590

Auto Manufacturers 0.3%
Ford Motor Co., senior bond, 4.75%, 1/15/43	United States	250,000		270,006

Automobiles 0.6%
[f]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	400,000		446,504
Ford Motor Credit Co. LLC, senior note, 3.625%, 6/17/31	United States	166,000		171,202

				617,706

Banks 0.2%
[f]VTB Bank OJSC Via VTB Capital SA, senior note, loan participation, Reg S, 6.95%, 10/17/22	Russia	200,000		210,325

Capital Markets 0.6%
[f]eG Global Finance PLC, senior secured note, 144A, 6.25%, 10/30/25	United Kingdom	161,000	EUR	195,940
[f]Stonex Group Inc., senior secured note, 144A, 8.625%, 6/15/25	United States	400,000		433,300

				629,240

Chemicals 0.5%
[f]Polar US Borrower LLC / Schenectady International Group Inc., senior note, 144A, 6.75%, 5/15/26	United States	500,000		505,625

Commercial Services 0.2%
[f]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	250,000		241,125

Communications Equipment 0.4%
[f]Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	450,000		454,734

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)

Construction & Engineering 0.7%
[f]Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	273,000		$298,594
[f]Brand Industrial Services Inc., senior note, 144A, 8.50%, 7/15/25	United States	400,000		403,500

				702,094

Containers & Packaging 0.4%
[f]Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	400,000		395,920

Diversified Consumer Services 0.8%
[f]MPH Acquisition Holdings LLC, 144A,
senior note, 5.75%, 11/01/28	United States	400,000		382,532
senior secured note, 5.50%, 9/01/28	United States	185,000		188,315
[f]Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	200,000		206,590

				777,437

Diversified Financial Services 1.1%
[f]Advisor Group Holdings Inc., senior note, 144A, 10.75%, 8/01/27	United States	360,000		399,105
[f]Constellation Automotive Financing PLC, senior note, 144A, 4.875%, 7/15/27	United Kingdom	200,000		274,902
[f]Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	500,000		485,695

				1,159,702

Diversified Telecommunication Services 0.6%
[f]Connect Finco Sarl / Connect US Finco LLC, senior secured note, 144A, 6.75%, 10/01/26	United Kingdom	370,000		384,337
Frontier Communications Holdings LLC, secured note, 5.875%, 11/01/29	United States	34,658		35,293
[f]senior secured note, 144A, 5.875%, 10/15/27	United States	125,000		133,779
[f]senior secured note, 144A, 5.00%, 5/01/28	United States	55,000		57,544
[f]Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	41,000		37,902

				648,855

Electric Utilities 0.7%
[g]Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	65,000		66,381
[f]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000		228,200
Pacific Gas and Electric Co., secured bond,
4.50%, 7/01/40	United States	320,653		324,002
4.95%, 7/01/50	United States	60,000		63,612

				682,195

Entertainment 0.3%
[f]Netflix Inc., senior bond, 144A, 4.875%, 6/15/30	United States	299,000		358,271

Equity Real Estate Investment Trusts (REITs) 0.7%
EPR Properties, senior bond, 3.75%, 8/15/29	United States	250,000		251,332
[f]SBA Communications Corp., senior note, 144A, 3.125%, 2/01/29	United States	500,000		491,885

				743,217

Food & Staples Retailing 0.2%
[f,g]Casino Guichard Perrachon SA, E, junior sub. note, 3.992% to 1/31/24, FRN thereafter, Reg S, Perpetual	France	200,000	EUR	172,507

Health Care Providers & Services 1.6%
Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	334,000		358,573
[f]Envision Healthcare Corp., senior note, 144A, 8.75%, 10/15/26	United States	500,000		423,125
[f]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		183,946

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)

Health Care Providers & Services (continued)
[f]Team Health Holdings Inc., senior note, 144A, 6.375%, 2/01/25	United States	500,000	$478,125
[f]US Acute Care Solutions LLC, senior secured note, 144A, 6.375%, 3/01/26	United States	229,000	238,446

			1,682,215

Household Durables 0.6%
[f]K. Hovnanian Enterprises Inc., senior secured note, 144A, 7.75%, 2/15/26	United States	626,000	666,825

Insurance 0.5%
[f,h]Sitka Holdings LLC, senior secured note, 144A, FRN, 5.25%, (3-Month USD LIBOR + 4.50%), 7/06/26	United States	500,000	504,603

Internet & Direct Marketing Retail 0.5%
[f]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	502,000	518,757

IT Services 0.3%
[f]Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	286,000	290,290

Leisure Products 0.4%
[f]Majordrive Holdings IV LLC, senior note, 144A, 6.375%, 6/01/29	United States	400,000	389,436

Marine 0.1%
[f]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000	104,073

Media 2.0%
[f]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A, 4.25%, 2/01/31	United States	500,000	513,767
[f]Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	364,000	379,925
[f]Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
senior note, 6.625%, 8/15/27	United States	68,000	29,325
senior secured note, 5.375%, 8/15/26	United States	595,000	396,002
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000	405,506
[f]Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	306,000	330,355

			2,054,880

Metals & Mining 0.6%
[f]CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	200,000	220,330
[f]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000	398,536

			618,866

Mortgage Real Estate Investment Trusts (REITs) 1.0%
[f]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, senior secured note, 144A, 5.75%, 5/15/26	United States	500,000	517,500
[f] New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	520,000	521,973

			1,039,473

Multiline Retail 0.2%
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	123,000	152,926

Oil, Gas & Consumable Fuels 5.3%
[f]Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	500,000	610,000
[f]DT Midstream Inc., 144A,
senior bond, 4.375%, 6/15/31	United States	336,000	347,340
senior note, 4.125%, 6/15/29	United States	151,000	154,964
[g]Energy Transfer LP, H, junior sub. note, 6.50%, Perpetual	United States	149,000	153,139
[f]Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	134,000	199,411
[f]Laredo Petroleum Inc., senior note, 144A, 7.75%, 7/31/29	United States	500,000	484,910

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[f]MC Brazil Downstream Trading Sarl, senior secured note, 144A, 7.25%, 6/30/31	Brazil	271,000		$282,466
[f]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	422,000		361,072
10.50%, 5/15/27	United States	515,000		468,658
[f]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	400,000		416,022
Occidental Petroleum Corp., senior note, 5.50%, 12/01/25	United States	500,000		558,145
Petroleos Mexicanos,
senior bond, 5.95%, 1/28/31	Mexico	87,000		85,425
senior bond, 6.375%, 1/23/45	Mexico	152,000		130,402
senior bond, 6.75%, 9/21/47	Mexico	165,000		145,225
senior bond, 6.35%, 2/12/48	Mexico	283,000		240,491
senior bond, 6.95%, 1/28/60	Mexico	101,000		89,265
senior note, 3.50%, 1/30/23	Mexico	135,000		137,396
[f]senior note, 144A, 6.875%, 10/16/25	Mexico	47,000		51,432
senior note, 4.50%, 1/23/26	Mexico	53,000		53,649
[f]Tullow Oil PLC, senior secured note, 144A, 10.25%, 5/15/26	Ghana	200,000		207,250
[f]Vine Energy Holdings LLC, senior note, 144A, 6.75%, 4/15/29	United States	322,000		348,162

				5,524,824

Pharmaceuticals 0.2%
[f]Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	209,000		211,874

Real Estate Management & Development 0.7%
[f]Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	410,000		402,390
[f]Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 5.75%, 1/15/29	United States	312,000		326,914

				729,304

Specialty Retail 2.6%
[f]Carvana Co., senior note, 144A,
5.50%, 4/15/27	United States	40,000		41,335
5.875%, 10/01/28	United States	40,000		41,800
4.875%, 9/01/29	United States	188,000		186,347
[f]Douglas GMBH, senior secured note, 144A, 6.00%, 4/08/26	Germany	531,000	EUR	635,025
[f]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	222,000		236,707
[f,i]Kirk Beauty Sun GMBH, senior note, 144A, PIK, 8.25%, 10/01/26	Germany	141,000	EUR	165,246
Macy’s Retail Holdings LLC, senior bond, 5.125%, 1/15/42	United States	500,000		476,250
[f]The Michaels Cos. Inc., senior note, 144A, 7.875%, 5/01/29	United States	273,000		281,654
[f]Staples Inc., senior note, 144A, 10.75%, 4/15/27	United States	400,000		390,500
[f]Victoria’s Secret & Co., senior note, 144A, 4.625%, 7/15/29	United States	271,000		271,847

				2,726,711

Thrifts & Mortgage Finance 0.2%
[f]Home Point Capital Inc., senior note, 144A, 5.00%, 2/01/26	United States	273,000		236,486

Total Corporate Bonds and Notes (Cost $26,549,790)				27,116,474

Corporate Bonds and Notes in Reorganization (Cost $66,825) 0.1%
Diversified Telecommunication Services 0.1%
[f,j]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	64,000		76,240

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests 1.9%
Communications Equipment 0.2%
Riverbed Technology Inc., Term Loan B, 7.50%, (3-Month USD LIBOR + 6.50%), 12/31/26	United States	237,755		$183,467

Diversified Financial Services 0.2%
MPH Acquisition Holdings LLC, Term Loan B, 4.75%, (3-Month USD LIBOR + 4.25%), 8/17/28	United States	244,457		242,899

Diversified Telecommunication Services 1.4%
Frontier Communications Corp., Term Loan DIP, 4.50%, (1-Month USD LIBOR + 3.75%), 10/08/21	United States	83,912		84,017
Intelsat Jackson Holdings SA,
Term Loan B3, 8.00%, (6-Month USD LIBOR + 3.75%), 11/27/23	United States	281,120		286,480
[k]Term Loan B4 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	16,979		17,340
Term Loan B5, 8.625%, (6-Month USD LIBOR + 6.63%), 1/02/24	United States	329,824		336,678
[k]Term Loan DIP 6.50%, (1-Month USD LIBOR + 5.50%), 7/13/22	United States	682,430		688,613

				1,413,128

Equity Real Estate Investment Trusts (REITs) 0.1%
The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	100,234		93,881
McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	50,969	GBP	69,812

				163,693

Total Senior Floating Rate Interests (Cost $1,913,523)				2,003,187

Credit-Linked Notes 0.9%
[f]Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 9/30/21	Egypt	2,639,307	EGP	166,515
[f]Citigroup Global Markets Holdings Inc., (Egypt), E, senior note, 144A, zero cpn., 12/16/21	Egypt	2,808,164	EGP	172,668
[f]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 12/23/21	Egypt	1,450,000	EGP	88,912
[f]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 2/10/22	Egypt	8,925,000	EGP	538,456

Total Credit-Linked Notes (Cost $965,759)				966,551

Foreign Government and Agency Securities 6.6%
[f]Banque Centrale de Tunisie International Bond, senior bond, Reg S, 5.75%, 1/30/25	Tunisia	200,000		176,854
[f]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	201,000		212,318
9.375%, 5/08/48	Angola	200,000		213,292
[f]Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	200,000		218,500
[f]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		224,234
[f]Government of Egypt, senior bond, Reg S,
7.50%, 1/31/27	Egypt	400,000		446,733
7.60%, 3/01/29	Egypt	200,000		220,030
8.70%, 3/01/49	Egypt	200,000		211,993
[f]Government of Germany, senior bond, Reg S, 0.50%, 2/15/25	Germany	94,000	EUR	115,891
Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		388,393
[f]Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		210,475
[f]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	400,000		448,450
[f]Government of Oman, senior bond,
144A, 6.25%, 1/25/31	Oman	216,000		236,107
Reg S, 6.75%, 1/17/48	Oman	200,000		204,985

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[f]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		$441,212
Government of Russia,
senior bond, 6233, 6.10%, 7/18/35	Russia	32,106,000	RUB	400,388
senior note, 6227, 7.40%, 7/17/24	Russia	13,568,000	RUB	188,565
senior note, 6229, 7.15%, 11/12/25	Russia	28,550,000	RUB	395,249
[f]Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		230,003
Government of South Africa, senior bond,
2030, 8.00%, 1/31/30	South Africa	2,600,259	ZAR	171,110
2032, 8.25%, 3/31/32	South Africa	2,581,000	ZAR	164,138
2035, 8.875%, 2/28/35	South Africa	4,241,344	ZAR	268,648
Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	200,000		211,823
[f]Government of Ukraine, Reg S,
senior bond, 7.375%, 9/25/32	Ukraine	200,000		214,306
senior bond, 1.258%, 5/31/40	Ukraine	171,000		195,453
senior note, 6.876%, 5/21/29	Ukraine	400,000		423,596

Total Foreign Government and Agency Securities (Cost $6,617,029)				6,832,746

U.S. Government and Agency Securities 0.5%
U.S. Treasury Bond,
1.875%, 2/15/41	United States	1,000		1,008
1.625%, 11/15/50	United States	77,000		71,667
1.875%, 2/15/51	United States	104,000		102,692
U.S. Treasury Note, 1.625%, 5/15/31	United States	309,000		318,656

Total U.S. Government and Agency Securities (Cost $479,410)				494,023

Asset-Backed Securities and Commercial Mortgage-Backed Securities 36.5%
Diversified Financial Services 20.5%
[f,m]AMSR Trust, 2021-SFR1, G, 144A, FRN, 4.612%, 6/17/38	United States	500,000		516,555
[f,l]Blue Ridge CLO Ltd. II, 2014-2A, C, 144A, FRN, 3.934%, (3- Month USD LIBOR + 3.80%), 7/18/26	United States	700,000		699,342
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	17,923		16,860
[f,l]Cutwater 2014-II Ltd., 2017-2A, CR, 144A, FRN, 3.876%, (3- Month USD LIBOR + 3.75%), 1/15/27	United States	1,000,000		1,001,640
[f]FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000		991,416
[f,l]GPMT Ltd., 2019-FL2, D, 144A, FRN, 3.038%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	800,000		797,899
[f,l]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 0.539%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	714,259		471,305
[f,l]Hull Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.734%, (3-Month USD LIBOR + 3.60%), 10/18/26	United States	1,130,000		1,051,710
[f,l]KREF Ltd., 2021-FL2, C, 144A, FRN, 2.093%, (1-Month USD LIBOR + 2.00%), 2/15/39	United States	500,000		501,750
[l]Long Beach Mortgage Loan Trust, 2005-1, M6, FRN, 1.659%, (1- Month USD LIBOR + 1.58%), 2/25/35	United States	1,069,289		1,113,288
[f,l]Mountain View CLO 2014-1 Ltd., 2018-1A, DRR, 144A, FRN, 3.776%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000		1,293,909

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f,l]OCP CLO Ltd., 144A, FRN,
2017-13A, C, 3.836%, (3-Month USD LIBOR + 3.71%), 7/15/30	United States	1,750,000	$1,751,299
2021-8RA, C, 3.884%, (3-Month USD LIBOR + 3.75%), 1/17/32	United States	1,000,000	1,006,250
[f,l]OHA Credit Funding 4 Ltd., 144A, FRN,
2019-4A, C, 2.788%, (3-Month USD LIBOR + 2.65%), 10/22/32	United States	1,000,000	1,002,238
2019-4A, D, 3.888%, (3-Month USD LIBOR + 3.75%), 10/22/32	United States	1,500,000	1,504,778
[f,l]Seven Sticks CLO Ltd., 2018-1A, DR, 144A, FRN, 6.326%, (3- Month USD LIBOR + 6.20%), 7/15/28	United States	980,000	979,943
[f]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	731,373	726,036
[f,l]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.619%, (3- Month USD LIBOR + 3.50%), 6/15/25	United States	1,160,000	1,163,099
[m]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.473%, 4/25/37	United States	63,713	45,849
[l]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.734%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	133,582	113,570
[l]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 2.709%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	126,753	129,725
[f]Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,644,749	2,641,461
[f,l]VMC Finance LLC, 2019-FL3, C, 144A, FRN, 2.143%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	1,145,249	1,138,231
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	114,272	114,662
[f,l]ZAIS CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 3.536%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	390,000	392,003

			21,164,818

Mortgage Real Estate Investment Trusts (REITs) 16.0%
Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	413,580	287,239
[m]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 2.717%, 11/25/35	United States	115,726	100,429
[m]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 2.679%, 12/25/35	United States	158,880	154,919
2005-L, 1A1, 3.068%, 1/25/36	United States	91,733	90,296
2005-L, 3A1, 3.035%, 1/25/36	United States	155,166	151,637
[f,m]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.202%, 3/26/37	United States	212,369	185,391
[m]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 2.831%, 2/25/33	United States	2,862	2,678
2006-2, 4A1, 3.178%, 7/25/36	United States	35,200	33,062
[f,l]BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.846%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	500,000	501,250
Citigroup Commercial Mortgage Trust,
2015-GC33, D, 3.172%, 9/10/58	United States	2,000,000	1,829,281
[f,m]2016-P4, D, 144A, FRN, 4.101%, 7/10/49	United States	2,000,000	1,784,602
[m]Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.379%, 4/25/37	United States	90,324	89,685
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	137,850	141,271
[l]2005-IM1, A1, FRN, 0.684%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	126,828	122,735

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Countrywide Alternative Loan Trust, (continued)
2006-4CB, 2A3, 5.50%, 4/25/36	United States	59,555	$57,637
[m]Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 2.382%, 4/25/34	United States	115,780	105,633
[f,m]CSMC, 2021-980M, E, 144A, FRN, 3.653%, 7/15/26	United States	2,000,000	1,924,629
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	754,186	392,092
GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	96,741	101,021
Impac CMB Trust,
2004-4, 2A2, 5.178%, 9/25/34	United States	139,931	147,730
[l]2004-8, 3B, FRN, 2.709%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	98,688	101,222
[l]2005-2, 2B, FRN, 2.559%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	84,701	83,421
[l]2005-4, 2B1, FRN, 2.559%, (1-Month USD LIBOR + 1.65%), 5/25/35	United States	127,211	129,499
[l]2005-4, 2M1, FRN, 0.834%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	148,413	144,565
[l]2005-8, 2B, FRN, 2.334%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	81,591	82,253
[l]IndyMac INDX Mortgage Loan Trust, FRN,
2006-AR12, A1, 0.274%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	172,034	161,747
2006-AR29, A2, 0.244%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	303,680	304,221
[m]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.331%, 8/25/36	United States	208,832	187,103
2006-A7, 2A3, 3.15%, 1/25/37	United States	88,421	84,144
2007-A2, 2A1, 3.026%, 4/25/37	United States	128,936	115,762
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	57,785	60,473
MASTR Adjustable Rate Mortgages Trust, FRN,
[m]2004-10, B1, 2.705%, 10/25/34	United States	519,146	485,864
[l]2006-OA1, 1A1, 0.294%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	223,623	207,413
[m]MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.307%, 10/25/47	United States	490,068	362,371
[m]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 2.47%, 10/25/32	United States	68,410	71,382
[m]RFMSI Trust, 2007-SA2, 3A, FRN, 4.965%, 4/25/37	United States	839,161	283,899
[l]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.784%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	192,798
[f,l]Stacr Trust, 2018-HRP1, B2, 144A, FRN, 11.834%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	2,895,394	3,341,457
[m]Structured ARM Loan Trust, 2004-4, B1, FRN, 2.698%, 4/25/34	United States	410,641	360,546
[m]Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 2.341%, 10/20/35	United States	197,924	191,525
[l]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.244%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	227,343	181,993
[m]Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2003-AR3, B1, FRN, 3.045%, 6/25/33	United States	227,648	224,538

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[f]ZH Trust, 2021-1, B, 144A, 3.262%, 2/18/27	United States	1,000,000	$1,003,027

			16,564,440

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $37,308,856)			37,729,258

Municipal Bonds in Reorganization 1.6%
Puerto Rico 1.6%
[j]Commonwealth of Puerto Rico,
8.00%, 7/01/35	United States	1,570,000	1,336,462
5.50%, 7/01/39	United States	155,000	139,500
5.00%, 7/01/41	United States	225,000	193,219

Total Municipal Bonds in Reorganization (Cost $1,058,050)			1,669,181

	Number of Contracts	Notional Amount#

Options Purchased 0.0%†

Calls - Exchange-Traded 0.0%†
Casino Guichard Perrachon SA, December Strike Price 30.00 EUR, Expires 12/17/21	12	1,200	297
Fox Corp., October Strike Price $39.00, Expires 10/15/21	11	1,100	825
SPDR Gold Shares ETF, June Strike Price $200.00, Expires 6/17/22	43	4,300	10,320

			11,442

Puts - Exchange-Traded 0.0%†
Air France-KLM, December Strike Price 4.20 EUR, Expires 12/17/21	64	6,400	4,081
American Airlines Group Inc., November Strike Price $18.00, Expires 11/19/21	42	4,200	4,200
Hewlett Packard Enterprise Co., November Strike Price $14.00, Expires 11/19/21	31	3,100	1,240
HP Inc., November Strike Price $30.00, Expires 11/19/21	14	1,400	2,296
iShares Russell 2000 ETF, September Strike Price $210.00, Expires 9/17/21	64	6,400	4,224

			16,041

Puts - Over-the-Counter 0.0%†
Air France-KLM, Counterparty BOFA, September Strike Price 4.00 EUR, Expires 9/17/21	22	2,200	416

Total Options Purchased (Cost $72,585)			27,899

Total Investments before Short Term Investments (Cost $78,708,267)			81,129,293

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Short Term Investments 23.6%

Money Market Funds (Cost $20,294,436) 19.6%
[n]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	20,294,436	$20,294,436

		Principal Amount*

Repurchase Agreements (Cost $4,102,161) 4.0%
[o]Joint Repurchase Agreement, 0.033%, 9/01/21 (Maturity Value $4,102,164)	United States	4,102,161	4,102,161

BNP Paribas Securities Corp. (Maturity Value $3,021,531)

Deutsche Bank Securities Inc. (Maturity Value $476,343)

HSBC Securities (USA) Inc. (Maturity Value $604,290)
Collateralized by U.S. Government Agency Securities, 1.50% - 4.50%, 4/20/44 -3/20/51; U.S. Treasury Bond, Index Linked, 2.38%, 1/15/25; and U.S. Treasury Note, 2.00%, 8/15/25 (Valued at $4,188,427)

Total Investments (Cost $103,104,864) 102.0%			105,525,890

Options Written (0.0)%†			(6,755)

Securities Sold Short (4.7)%			(4,866,517)

Other Assets, less Liabilities 2.7%			2,840,205

Net Assets 100.0%			$103,492,823

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Casino Guichard Perrachon SA, December Strike Price 34.00 EUR, Expires 12/17/21	12	1,200	(85)

Calls - Over-the-Counter (0.0)%†
Clearway Energy Inc., C, Counterparty BOFA, November Strike Price $30.00, Expires 11/19/21	29	2,900	(6,670)

Total Options Written (Premiums Received $5,901)			(6,755)

	Country	Shares

Securities Sold Short (4.7)%

Common Stocks (0.4)%
Hotels, Restaurants & Leisure (0.2)%
Carnival Corp.	United States	8,470	(204,466)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares		Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (0.2)%
VMware Inc., A	United States	1,321		$(196,657)

Total Common Stocks (Proceeds $315,918)				(401,123)

		Principal Amount*

Corporate Bonds and Notes (3.9)%

Aerospace & Defense (0.1)%
[f]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	87,000		(92,220)

Airlines (0.4)%
[f]American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	310,000		(385,252)

Auto Components (0.2)%
American Axle & Manufacturing Inc., senior note,
6.50%, 4/01/27	United States	45,000		(47,306)
6.875%, 7/01/28	United States	138,000		(149,277)

				(196,583)

Banks (0.1)%
[f,g]China Zheshang Bank Co. Ltd., junior sub. note, Reg S, 5.45% to 3/29/22, FRN thereafter, Perpetual	China	72,000		(73,313)

Communications Equipment (0.1)%
[f]Audacy Capital Corp., secured note, 144A, 6.50%, 5/01/27	United States	145,000		(145,908)

Construction & Engineering (0.5)%
Fluor Corp., senior bond, 3.50%, 12/15/24	United States	191,000		(200,977)
[f]Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A,
3.375%, 4/30/25	Australia	42,000		(44,862)
3.625%, 4/28/26	Australia	22,000		(23,818)
[f]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	199,000		(205,219)

				(474,876)

Diversified Consumer Services (0.2)%
[f]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	194,000		(185,528)

Diversified Financial Services (0.6)%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
senior bond, 3.65%, 7/21/27	Ireland	22,000		(23,453)
senior bond, 3.875%, 1/23/28	Ireland	138,000		(148,084)
senior note, 4.875%, 1/16/24	Ireland	174,000		(188,943)
senior note, 6.50%, 7/15/25	Ireland	171,000		(199,614)
senior note, 4.625%, 10/15/27	Ireland	91,000		(101,675)

				(661,769)

Diversified Telecommunication Services (0.2)%
[f]DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	156,000	EUR	(187,941)
[f]Telesat Canada / Telesat LLC, senior note, 144A, 6.50%, 10/15/27	Canada	41,000		(34,695)

				(222,636)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Equity Real Estate Investment Trusts (REITs) (0.3)%
The GEO Group Inc.,
senior bond, 5.875%, 10/15/24	United States	44,000		$(39,875)
senior note, 6.00%, 4/15/26	United States	11,000		(9,309)
[f]Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	122,000		(128,588)
Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	115,000		(120,038)

				(297,810)

Food & Staples Retailing (0.7)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	196,000		(273,698)
The Kroger Co., senior bond,
5.40%, 1/15/49	United States	78,000		(108,582)
3.95%, 1/15/50	United States	4,000		(4,666)
[f]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	149,000		(156,639)
[f]Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	100,000	EUR	(114,161)
[f]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	55,000		(55,206)

				(712,952)

Food Products (0.2)%
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	196,000		(203,791)

Health Care Providers & Services (0.1)%
[f]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	128,000		(123,689)

Oil, Gas & Consumable Fuels (0.1)%
[f]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	54,000		(60,277)

Professional Services (0.1)%
[f]Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(125,906)

Total Corporate Bonds and Notes (Proceeds $3,715,224)				(3,962,510)

Foreign Government and Agency Securities (Proceeds $36,484) (0.0)%†
[f]Government of Italy, senior bond, 144A, Reg S, 5.00%, 3/01/25	Italy	30,000	EUR	(41,904)

U.S. Government and Agency Securities (0.4)%
U.S. Treasury Bond,
1.375%, 11/15/40	United States	2,000		(1,852)
1.375%, 8/15/50	United States	266,700		(233,363)
U.S. Treasury Note,
0.875%, 11/15/30	United States	205,000		(198,137)
1.125%, 2/15/31	United States	28,000		(27,628)

Total U.S. Government and Agency Securities (Proceeds $483,202)				(460,980)

Total Securities Sold Short (Proceeds $4,550,828)				$(4,866,517)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]	A portion or all of the security is held in connection with written option contracts open at period end.
[c]	Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[d]	See Note 5 regarding restricted securities.
[e]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2021, the aggregate value of these securities and/or cash pledged amounted to $5,355,464, representing 5.2% of net assets.

[f]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the net value of these securities was $55,207,925, representing 53.3% of net assets.

[g]	Perpetual security with no stated maturity date.
[h]	The coupon rate shown represents the rate at period end.
[i]	Income may be received in additional securities and/or cash.
[j]	Defaulted security or security for which income has been deemed uncollectible.
[k]	See Note 6 regarding unfunded loan commitments.
[l]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[m]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[n]	The rate shown is the annualized seven-day effective yield at period end.
[o]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2021, all repurchase agreements had been entered into on that date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Equity Contracts
CBOE Volatility Index	Long	10	$186,212	9/15/21	$(40,802)
E-Mini Russell 2000	Short	10	1,135,600	9/17/21	(59,566)
S&P 500 E-Mini Index	Short	3	678,075	9/17/21	(43,736)

					(144,104)

Interest Rate Contracts
U.S. Treasury 10 Yr. Note	Short	1	133,453	12/21/21	(518)
U.S. Treasury Long Bond	Short	11	1,792,656	12/21/21	(7,756)

					(8,274)

Total Futures Contracts					$(152,378)

    *As of period end.

At August 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Chinese Yuan	JPHQ	Buy	1,010,184	$157,071	9/15/21	$–	$(785)
Chinese Yuan	JPHQ	Sell	1,010,184	154,283	9/15/21	–	(2,003)
Colombian Peso	JPHQ	Buy	1,150,840,566	308,868	9/15/21	–	(3,779)
Czech Koruna	JPHQ	Buy	5,601,383	268,058	9/15/21	–	(7,922)
Euro	JPHQ	Buy	303,228	357,509	9/15/21	999	(357)
Euro	JPHQ	Sell	303,228	359,498	9/15/21	1,631	(284)
Indonesian Rupiah	JPHQ	Sell	9,389,872,441	651,441	9/15/21	–	(6,047)
Mexican Peso	JPHQ	Buy	8,315,084	416,025	9/15/21	–	(2,885)
Polish Zloty	JPHQ	Buy	980,076	259,771	9/15/21	–	(3,877)
Polish Zloty	JPHQ	Sell	980,076	267,045	9/15/21	11,152	–
Russian Ruble	JPHQ	Buy	31,583,558	425,224	9/15/21	4,933	–
Russian Ruble	JPHQ	Sell	74,662,449	1,012,250	9/15/21	471	(5,098)
South African Rand	JPHQ	Buy	4,613,111	314,448	9/15/21	2,552	(107)
South African Rand	JPHQ	Sell	8,637,308	616,275	9/15/21	22,945	–
Canadian Dollar	JPHQ	Buy	360,000	286,870	9/29/21	–	(1,542)
Canadian Dollar	JPHQ	Sell	360,000	292,807	9/29/21	7,480	–
British Pound	JPHQ	Sell	580,000	806,481	9/30/21	9,000	–
Euro	JPHQ	Buy	600,000	709,428	9/30/21	–	(527)
Euro	JPHQ	Sell	2,410,000	2,880,986	9/30/21	33,565	–
Hong Kong Dollar	JPHQ	Buy	129,000	16,622	9/30/21	–	(34)
Hong Kong Dollar	JPHQ	Sell	300,000	38,652	9/30/21	76	–

Total Forward Exchange Contracts						$94,804	$(35,247)

Net unrealized appreciation (depreciation)						$59,557

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Mexico	(1.00)%	Quarterly		6/20/23	186,000		$(2,367)	$(26)	$(2,341)
Government of Mexico	(1.00)%	Quarterly		12/20/23	787,000		(11,360)	(5,984)	(5,376)
Government of Mexico	(1.00)%	Quarterly		12/20/23	15,000		(216)	(232)	16
Government of Mexico	(1.00)%	Quarterly		6/20/25	105,000		(1,501)	(1,323)	(178)
Government of South Africa	(1.00)%	Quarterly		12/20/24	792,000		9,853	23,305	(13,452)
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000		11,197	26,654	(15,457)
Government of Turkey	(1.00)%	Quarterly		6/20/24	215,000		12,827	21,581	(8,754)

Traded Index

CDX.NA.HY.34	(5.00)%	Quarterly		6/20/25	3,450,000		(319,728)	17,346	(337,074)
CDX.NA.HY.35	(5.00)%	Quarterly		12/22/25	3,930,000		(378,971)	(371,210)	(7,761)

Contracts to Sell Protection[c,d]

Single Name

Government of South Africa	1.00%	Quarterly		12/20/24	646,000		(8,037)	(50,313)	42,276	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	184,000		(2,289)	(5,367)	3,078	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(3,252)	(6,150)	2,898	B+

Total Centrally Cleared Swap Contracts							$(693,844)	$(351,719)	$(342,125)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	9,000	EUR	(167)	80	(247)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	14,000	EUR	(258)	93	(351)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	19,000	EUR	(352)	169	(521)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	21,000	EUR	(585)	(179)	(406)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	7,000	EUR	(195)	(133)	(62)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(362)	(117)	(245)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(361)	(111)	(250)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	13,000		(272)	393	(665)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		(481)	566	(1,047)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		(481)	575	(1,056)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	24,000		(502)	1,043	(1,545)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	43,000		(899)	1,117	(2,016)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000		1,378	2,455	(1,077)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/26	200,000		17,306	10,141	7,165
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	14,000		(293)	513	(806)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	43,000		(899)	993	(1,892)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	28,000		2,423	2,803	(380)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	34,000		2,942	3,153	(211)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	9,000		(188)	209	(397)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	14,000		(293)	375	(668)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	9,000		(188)	210	(398)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	24,000		(502)	1,166	(1,668)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	10,000		(209)	382	(591)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	75,000		5,921	13,156	(7,235)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/25	84,000		(6,815)	(3,423)	(3,392)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	6/20/26	77,000		$(5,508)	$(3,464)	$(2,044)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	6/20/26	21,000		(1,502)	(876)	(626)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/25	13,000		(1,055)	(706)	(349)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	13,000		(1,055)	(706)	(349)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	12/20/25	22,000		(1,785)	(1,195)	(590)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/26	69,000		(4,935)	(2,644)	(2,291)
British Telecommunications PLC	(1.00)%	Quarterly	MLCO	6/20/26	43,000	EUR	(708)	(789)	81
British Telecommunications PLC	(1.00)%	Quarterly	MLCO	6/20/26	43,000	EUR	(709)	(777)	68
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	12,000		(134)	713	(847)
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	133,000		(1,485)	6,035	(7,520)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	15,000		(167)	737	(904)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	19,000		(212)	1,073	(1,285)
Dell Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	62,000		(692)	2,464	(3,156)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	11,000		6,073	4,821	1,252
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	14,000		7,729	6,142	1,587
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	6/20/25	11,000		5,815	4,999	816
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	1,000		552	386	166
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	6,000		3,312	2,315	997
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	6,000		3,313	2,317	996
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	10,000		5,521	3,207	2,314
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	12,000		6,625	4,432	2,193
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,538)	(366)	(1,172)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,538)	(244)	(1,294)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	7,000		(163)	(36)	(127)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	6/20/26	338,000		(5,193)	(2,980)	(2,213)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	182,000		2,660	16,125	(13,465)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(3,990)	1,369	(5,359)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(2,397)	1,847	(4,244)
Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/26	8,000		723	820	(97)
Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/26	40,000		3,615	3,911	(296)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	12,107,000	JPY	(1,077)	(565)	(512)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,348,000	JPY	(461)	(257)	(204)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	12/20/25	207,000		(1,157)	16,353	(17,510)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	154,000		(860)	12,002	(12,862)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	221,000		(1,235)	17,459	(18,694)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(3,744)	548	(4,292)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	121,000	EUR	(2,386)	2,333	(4,719)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(1,013)	828	(1,841)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	18,860,000	JPY	(1,637)	(727)	(910)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		(869)	(217)	(652)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(1,362)	(945)	(417)
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(794)	(436)	(358)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	97,000		(7,281)	(9,034)	1,753
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,878,000	JPY	(319)	(47)	(272)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(297)	(43)	(254)
Saipem Finance International BV	(5.00)%	Quarterly	JPHQ	6/20/26	34,000	EUR	(3,528)	(2,578)	(950)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	434,000	$(8,629)	$7,942	$(16,571)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	340,000	(6,760)	6,222	(12,982)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	6,394,000JPY	1,294	1,379	(85)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	9,987,000JPY	2,020	1,746	274
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	92,000EUR	(4,383)	4,524	(8,907)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/26	9,000EUR	(390)	395	(785)

Total OTC Swap Contracts						$(18,028)	$141,441	$(159,469)

Total Credit Default Swap Contracts						$(711,872)	$(210,278)	$(501,594)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At August 31, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	9/18/21	1,500,000		$1,219
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		(8,024)
Receive Fixed 5.47%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/13/23	9,833,165	MXN	(3,404)
Receive Fixed 6.19%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/09/26	9,894,795	MXN	(5,544)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(161,432)
Receive Floating rate 6 Month-SORA Pay Fixed rate 1.28%	Semi-Annually	9/15/31	455,901	SGD	(3,690)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.86%	Annually	9/15/31	754,995	PLN	(1,129)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 1.98%	Annually	9/15/31	3,684,962	PLN	(16,280)

Total Interest Rate Swap Contracts					$(198,284)

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	$57,201	$11,937
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	4/20/22	106,444	22,205
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	4/20/22	112,641	23,574
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	5/16/22	6,495	1,320
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	BOFA	3/04/22	29,781	(2,114)
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	4/20/22	32,008	(2,288)

						54,634

Equity Contracts - Short[b]
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCO	11/08/22	21,423	(2,148)

Interest Rate Contracts - Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	1/11/22	86,712	1,547
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	2/17/22	114,441	(2,774)
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	5/18/22	431,215	(5,010)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	103,643	8,349

						2,112

Total - Total Return Swap Contracts						$54,598

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	EGP	Egyptian Pound	ARM	Adjustable Rate Mortgage

BOFA	Bank of America Corp.	EUR	Euro	CLO	Collateralized Loan Obligation

BZWS	Barclays Bank PLC	GBP	British Pound	DIP	Debtor-In-Possession

CITI	Citigroup, Inc.	JPY	Japanese Yen	ETF	Exchange Traded Fund

DBAB	Deutsche Bank AG	MXN	Mexican Peso	FEDEF	Federal Funds Effective Rate

FBCO	Credit Suisse Group AG	PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.

GSCO	The Goldman Sachs Group, Inc.	RUB	Russian Ruble	FNMA	Federal National Mortgage Association

JPHQ	JP Morgan Chase & Co.	SGD	Singapore Dollar	FRN	Floating Rate Note

MLCO	Merrill Lynch & Co., Inc.	USD	United States Dollar	LIBOR	London InterBank Offered Rate

MSCO	Morgan Stanley & Co. LLC	ZAR	South African Rand	PIK	Payment In-Kind

				REIT	Real Estate Investment Trust

				SPAC	Special Purpose Acquisition Company

				SPDR	Standard & Poor’s Depositary Receipt

				WIBOR	Warsaw Interbank Offered Rate

				SORA	Singapore Overnight Rate Average

Index
CDX.NA.HY	CDX North America High Yield Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Statements of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

5. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At August 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$7,042
925	Acosta Inc., cvt. pfd.	12/31/19-6/30/21	50,262	46,601

	Total Restricted Securities (Value is 0.1% of Net Assets)		$58,406	$53,643

6. Unfunded Loan Commitments

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Statements of Investments.

At August 31, 2021, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin K2 Alternative Strategies Fund
Advantage Sales & Marketing Inc., Initial Term Loan	$673,794
Constellation Inc., Term Loan B	110,024
Hilton Grand Vacations Inc., Term Loan B	105,000
Intelsat Jackson Holdings SA, Term Loan B4	467,032
Intelsat Jackson Holdings SA, Term Loan DIP	45,851
Lecta, Super Senior Term Loan	32,441
Lecta, Super Senior Term Loan RC	31,344
Motel 6, Term Loan B	40,000
Riverbed Technology Inc., Term Loan B	171,081
The GEO Group Inc., Term Loan B	74,343
Travel Leaders Group LLC, Term Loan B	483,429
Upfield Group BV, Term Loan RC	726,041

$2,960,380

Franklin K2 Long Short Credit Fund
Advantage Sales & Marketing Inc., Initial Term Loan	$198,300
Constellation Inc., Term Loan B	32,436
Intelsat Jackson Holdings SA, Term Loan B4	3,965
Intelsat Jackson Holdings SA, Term Loan DIP	14,769
Lecta, Super Senior Term Loan	22,483
Lecta, Super Senior Term Loan RC	21,722

Riverbed Technology Inc., Term Loan B	110,143
Travel Leaders Group LLC, Term Loan B	142,622
Upfield Group BV, Term Loan RC	214,532

$760,972

7. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$3,305,000	$8,494,000	$(8,299,000)	$-	$-	$3,500,000	3,500,000	$74

8. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2021, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statements of Investments. At August 31, 2021, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,386,018,860	$22,520,549	1.6%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$511,680,078	$74,336,067		$10,362,043	[c]	$596,378,188
Convertible Bonds	–	173,942,803		–		173,942,803
Corporate Bonds and Notes	–	115,540,616		51,360		115,591,976
Corporate Bonds and Notes in Reorganization	–	2,062,852		–	[c]	2,062,852
Senior Floating Rate Interests	–	4,952,962		–		4,952,962
Credit-Linked Notes	–	5,889,442		–		5,889,442
Foreign Government and Agency Securities	–	64,470,736		274,543		64,745,279
Foreign Government and Agency Securities in Reorganization	–	231,920		–		231,920
U.S. Government and Agency Securities	–	1,642,955		–		1,642,955
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	92,953,457		14,962		92,968,419
Municipal Bonds in Reorganization	–	7,443,975		–		7,443,975
Options Purchased	1,823,781	81,454		–		1,905,235
Short Term Investments	244,475,262	2,065,334		–		246,540,596

Total Investments in Securities	$757,979,121	$545,614,573	[d]	$10,702,908		$1,314,296,602

Other Financial Instruments:
Futures Contracts	$1,897,120	$–		$–		$1,897,120
Forward Exchange Contracts	–	2,846,085		–		2,846,085

Swap Contracts	–	6,364,847		96,602		6,461,449

Total Other Financial Instruments	$1,897,120	$9,210,932		$96,602		$11,204,654

Liabilities:
Other Financial Instruments:
Options Written	$359,067	$–		$–		$359,067
Securities Sold Short[a]	214,605,059	17,740,464	[e]	–		232,345,523
Futures Contracts	1,911,469	–		–		1,911,469
Forward Exchange Contracts	–	3,074,422		–		3,074,422
Swap Contracts	–	5,191,060		–		5,191,060
Unfunded Loan Commitments	–	23,321		39		23,360

Total Other Financial Instruments	$216,875,595	$26,029,267		$39		$242,904,901

	Level 1	Level 2		Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,239,368	$250,930		$65,443	[c]	$3,555,741
Convertible Bonds	–	657,993		–		657,993
Corporate Bonds and Notes	–	27,116,474		–		27,116,474
Corporate Bonds and Notes in Reorganization	–	76,240		–		76,240
Senior Floating Rate Interests	–	2,003,187		–		2,003,187
Credit-Linked Notes	–	966,551		–		966,551
Foreign Government and Agency Securities	–	6,832,746		–		6,832,746
U.S. Government and Agency Securities	–	494,023		–		494,023
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	37,729,258		–		37,729,258
Municipal Bonds in Reorganization	–	1,669,181		–		1,669,181
Options Purchased	27,899	–		–		27,899
Short Term Investments	20,294,436	4,102,161		–		24,396,597

Total Investments in Securities	$23,561,703	$81,898,744	[f]	$65,443		$105,525,890

Other Financial Instruments:
Forward Exchange Contracts	$–	$94,804		$–		$94,804
Swap Contracts	–	138,081		–		138,081

Total Other Financial Instruments	$–	$232,885		$–		$232,885

Liabilities:
Other Financial Instruments:
Options Written	$6,755	$–		$–		$6,755
Securities Sold Short[a]	401,123	4,465,394		–		4,866,517
Futures Contracts	152,378	–		–		152,378
Forward Exchange Contracts	–	35,247		–		35,247
Swap Contracts	–	783,361		–		783,361
Unfunded Loan Commitments	–	8,294		27		8,321

Total Other Financial Instruments	$560,256	$5,292,296		$27		$5,852,579

[a]	For detailed categories, see the accompanying (Consolidated) Statements of Investments.
[b]	Includes common, preferred and convertible preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at August 31, 2021.
[d]

Includes foreign securities valued at $74,304,779, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $3,591,679, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[f]

Includes foreign securities valued at $250,930, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the (Consolidated) Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.